UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (39.7%)
Agency Adjustable Rate Mortgages (0.3%)
United States (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
2.54%, 7/1/45	$322	$331
Federal National Mortgage Association,
Conventional Pool:
2.63%, 12/1/45	544	563
		894
Agency Fixed Rate Mortgages (3.4%)
United States (3.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 — 6/1/45	1,592	1,694
6.00%, 11/1/37	88	100
6.50%, 5/1/32 — 7/1/32	60	70
7.50%, 5/1/35	7	9
July TBA:
2.50%, 7/1/31 (a)	240	248
3.00%, 8/1/46 (a)	820	849
3.50%, 7/1/31 (a)	220	233
4.00%, 7/1/46 (a)	1,940	2,077
Federal National Mortgage Association,
Conventional Pools:
3.00%, 3/1/30 — 5/1/30	421	442
3.50%, 4/1/29	399	423
4.00%, 4/1/45 — 9/1/45	1,710	1,849
4.50%, 3/1/41 — 11/1/44	441	486
5.00%, 1/1/41 — 3/1/41	1,298	1,456
6.00%, 1/1/38	12	14
6.50%, 12/1/29	23	28
7.00%, 12/1/17 — 2/1/31	305	341
7.50%, 8/1/37	14	17
July TBA:
3.50%, 7/1/46 (a)	183	193
Government National Mortgage Association,
July TBA:
3.50%, 7/20/46 (a)	160	170
Various Pools:
3.50%, 12/15/43	519	556
4.00%, 8/20/41 — 11/20/42	639	689
5.50%, 8/15/39	104	119
		12,063
Asset-Backed Securities (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	337	383

Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
United States (0.5%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,690
2.79%, 1/25/22	75	79

2.97%, 10/25/21		90	96
IO REMIC
5.61%, 4/15/39 (b)		117	12
			1,877
Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	321
4.90%, 7/15/47 (b)(c)		152	120
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	393
Extended Stay America Trust,
2.96%, 12/5/31 (c)		257	258
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	110
4.72%, 7/15/47 (b)(c)		745	573
JPMBB Commercial Mortgage Securities Trust,
4.11%, 9/15/47 (b)(c)		205	163
4.71%, 9/15/47 (b)(c)		263	208
4.82%, 8/15/47 (b)(c)		361	298
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	277
WF-RBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		362	276
			2,997
Corporate Bonds (8.4%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	508
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		185
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	313
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	201
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	202
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		135	141
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	181
			1,731
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	324
4.70%, 2/1/36		225	253
			577
Canada (0.1%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	305
Goldcorp, Inc.,
3.70%, 3/15/23		198	202
			507

Chile (0.1%)
Empresa Nacional de Telecomunicaciones SA,
4.75%, 8/1/26 (c)	250		249

China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18	225		231
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		200
			431
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	270		279

France (0.8%)
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	500	550
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	500		589
BNP Paribas SA,
4.38%, 5/12/26 (c)	$200		203
5.00%, 1/15/21	95		107
BPCE SA,
5.15%, 7/21/24 (c)	450		469
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	500	524
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	300		314
TOTAL SA,
2.25%, 2/26/21 (b)(d)	200		215
			2,971
Germany (0.4%)
Bayer AG,
3.75%, 7/1/74 (b)	300		339
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)	$300		300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	400	519
Siemens Financieringsmaatschappij N.V.,
3.25%, 5/27/25 (c)	$250		271
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	132
			1,561
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	400		566
FCA Capital Ireland PLC,
1.38%, 4/17/20	250		281
Telecom Italia Finance SA,
7.75%, 1/24/33	80		119
			966
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)	$200		202

Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	375		395

Mexico (0.1%)
Mexichem SAB de CV,
5.88%, 9/17/44 (c)	200		185

Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	300		307
2.88%, 6/30/25 (b)	EUR	250	284
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)	500		550
Cooperatieve Rabobank UA,
3.95%, 11/9/22	$250		259
Series G
3.75%, 11/9/20	EUR	300	373
ING Bank N.V.,
5.80%, 9/25/23 (c)	$240		264
			2,037
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25	600		601
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	384
			985
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)	$200		201
Swedbank AB,
1.75%, 3/12/18 (c)	270		272
			473
Switzerland (0.4%)
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	450	544
Credit Suisse AG,
0.63%, 11/20/18	550		617
6.00%, 2/15/18	$90		95
Novartis Capital Corp.,
4.40%, 5/6/44	150		181
			1,437
United Kingdom (0.8%)
BAT International Finance PLC,
9.50%, 11/15/18 (c)	155		184
Diageo Capital PLC,
1.50%, 5/11/17	215		216
Experian Finance PLC,
2.38%, 6/15/17 (c)	400		402
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	100		143
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	357
HSBC Holdings PLC,
6.38%, 9/17/24 (b)(d)	$200		189

Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	576
Nationwide Building Society,
3.90%, 7/21/25 (c)	$200		214
6.25%, 2/25/20 (c)		300	344
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	200	280
Santander UK PLC,
4.00%, 3/13/24	$120		129
			3,034
United States (3.4%)
Actavis Funding SCS,
3.80%, 3/15/25		55	57
Altria Group, Inc.,
2.85%, 8/9/22		25	26
5.38%, 1/31/44		155	199
Apple, Inc.,
3.85%, 5/4/43		100	101
AT&T, Inc.,
5.15%, 3/15/42		25	27
6.30%, 1/15/38		150	181
Bank of America Corp.,
MTN
4.00%, 4/1/24		250	267
4.20%, 8/26/24		100	103
4.25%, 10/22/26		45	47
5.00%, 1/21/44		250	290
Baxalta, Inc.,
4.00%, 6/23/25		300	314
Boston Properties LP,
3.85%, 2/1/23		25	27
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	225
Capital One Bank, USA NA,
3.38%, 2/15/23		546	558
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25 (c)		300	329
6.48%, 10/23/45 (c)		150	180
Citigroup, Inc.,
2.65%, 10/26/20		50	51
5.50%, 9/13/25		250	281
6.68%, 9/13/43		20	26
8.13%, 7/15/39		175	274
Coca-Cola Co.,
3.20%, 11/1/23		250	269
Comcast Corp.,
4.60%, 8/15/45		130	150
Deutsche Bank AG, Series 0002
0.00%, 3/17/17 (c)		4	587
Discover Bank,
2.00%, 2/21/18		345	346
Enterprise Products Operating LLC,
3.35%, 3/15/23		275	283
Five Corners Funding Trust,
4.42%, 11/15/23 (c)		350	378
General Motors Financial Co., Inc.,
4.30%, 7/13/25		250	257

Gilead Sciences, Inc.,
3.65%, 3/1/26	175	191
4.80%, 4/1/44	75	85
Goldman Sachs Group, Inc. (The), MTN
4.80%, 7/8/44	275	306
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	25	28
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20 (c)	105	110
Home Depot, Inc.,
5.88%, 12/16/36	100	137
HSBC USA, Inc.,
3.50%, 6/23/24	100	103
JPMorgan Chase & Co.,
3.20%, 1/25/23	615	638
3.88%, 2/1/24	200	216
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	103
McDonald’s Corp., MTN
3.38%, 5/26/25	275	291
Medtronic, Inc.,
3.63%, 3/15/24	250	275
4.63%, 3/15/45	50	59
Merck & Co., Inc.,
2.80%, 5/18/23	250	263
Monongahela Power Co.,
5.40%, 12/15/43 (c)	100	126
NBC Universal Media LLC,
4.38%, 4/1/21	175	196
Omnicom Group, Inc.,
3.63%, 5/1/22	60	64
3.65%, 11/1/24	84	89
Oracle Corp.,
3.40%, 7/8/24	175	188
Pacific LifeCorp,
6.00%, 2/10/20 (c)	25	28
PepsiCo, Inc.,
3.60%, 3/1/24	250	275
Prudential Financial, Inc., MTN
6.63%, 12/1/37	150	194
Tyco International Finance SA,
3.90%, 2/14/26	175	189
UnitedHealth Group, Inc.,
3.75%, 7/15/25	75	82
4.25%, 3/15/43	150	165
Verizon Communications, Inc.,
4.67%, 3/15/55	231	235
5.01%, 8/21/54	195	207
Visa, Inc.,
3.15%, 12/14/25	325	348
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	475	496
Wells Fargo & Co., Series M
3.45%, 2/13/23	395	409
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39	150	178
		12,107
		30,127

Mortgages - Other (0.7%)
United Kingdom (0.2%)
Holmes Master Issuer PLC,
2.14%, 10/15/54 (b)(c)	GBP	592	793

United States (0.5%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$42		26
6.00%, 4/25/36	17		17
ChaseFlex Trust,
6.00%, 2/25/37	39		27
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36	19		15
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45	496		506
3.50%, 5/25/45 — 9/25/45	757		785
4.00%, 5/25/45	96		101
GSR Mortgage Loan Trust,
5.75%, 1/25/37	31		29
Lehman Mortgage Trust,
5.50%, 11/25/35	11		10
6.50%, 9/25/37	38		29
			1,545
			2,338
Sovereign (18.9%)
Argentina (0.4%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (c)	1,430		1,549

Australia (0.3%)
Australia Government Bond,
3.25%, 4/21/25	AUD	1,300	1,071

Austria (0.2%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	500	615

Belgium (0.7%)
Belgium Government Bond,
0.80%, 6/22/25 (c)	2,250		2,654

Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$390		419

Brazil (0.4%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	6,200	1,443

Canada (1.3%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	2,775	2,254
3.25%, 6/1/21	2,600		2,272
			4,526

China (0.1%)
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$375		379

France (1.3%)
France Government Bond OAT,
1.75%, 5/25/23	EUR	1,990	2,506
3.25%, 5/25/45		875	1,541
5.50%, 4/25/29		300	550
			4,597
Germany (0.5%)
Bundesrepublik Deutschland,
4.25%, 7/4/39		720	1,514
4.75%, 7/4/34		220	447
			1,961
Greece (0.3%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (e)		1,580	1,145

Hungary (0.3%)
Hungary Government International Bond,
5.38%, 3/25/24	$250		280
5.75%, 11/22/23		800	912
			1,192
Indonesia (0.4%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)		1,090	1,265

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	200	315

Italy (1.5%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25		2,280	2,603
1.65%, 3/1/32 (c)		540	595
2.35%, 9/15/24 (c)		1,346	1,717
5.00%, 9/1/40		250	421
			5,336
Japan (5.5%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	704
Japan Government Ten Year Bond,
0.10%, 6/20/26		146,000	1,462
0.50%, 9/20/24		327,000	3,378
1.10%, 3/20/21 - 6/20/21		237,000	2,452
1.70%, 6/20/18		300,000	3,020
Japan Government Thirty Year Bond,
1.70%, 6/20/33		440,000	5,515
2.00%, 9/20/40		239,000	3,352
			19,883

Korea, Republic of (0.3%)
Korea Development Bank (The),
3.88%, 5/4/17	$400		409
4.63%, 11/16/21	630		716
			1,125
Mexico (0.8%)
Mexican Bonos,
10.00%, 12/5/24	MXN	38,000	2,669
Petroleos Mexicanos,
6.38%, 1/23/45	$140		142
			2,811
Netherlands (0.3%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	800	911

New Zealand (0.6%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	800	687
5.50%, 4/15/23	1,600		1,390
			2,077
Poland (0.5%)
Poland Government Bond,
2.50%, 7/25/26	PLN	6,000	1,470
4.00%, 10/25/23	600		167
			1,637
South Africa (0.8%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	46,900	2,891

Spain (0.6%)
Spain Government Bond,
2.15%, 10/31/25 (c)	EUR	1,050	1,266
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	778		892
1.80%, 11/30/24 (c)	130		161
			2,319
United Kingdom (1.6%)
United Kingdom Gilt,
2.75%, 9/7/24	GBP	1,550	2,379
4.25%, 6/7/32 - 9/7/39	1,810		3,533
			5,912
			68,033
U.S. Treasury Securities (6.6%)
United States (6.6%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$640		666
3.50%, 2/15/39	4,030		5,088
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25	3,030		3,079
0.63%, 1/15/26	13,429		14,152
U.S. Treasury Note,
0.75%, 4/15/18	900		903
			23,888
Total Fixed Income Securities (Cost $135,735)			142,600

	Shares	Value (000)
Common Stocks (47.3%)
Australia (1.8%)
AGL Energy Ltd.	4,451	64
Alumina Ltd.	30,244	30
Amcor Ltd.	11,036	123
AMP Ltd.	31,080	121
Arrium Ltd. (f)(g)	14,100	—	@
Asciano Ltd.	7,805	52
ASX Ltd.	1,539	53
Australia & New Zealand Banking Group Ltd.	30,514	556
BHP Billiton Ltd.	28,547	407
BlueScope Steel Ltd.	3,657	18
Brambles Ltd.	13,410	124
CIMIC Group Ltd.	1,366	37
Coca-Cola Amatil Ltd.	4,624	29
Cochlear Ltd.	499	45
Commonwealth Bank of Australia	12,195	684
Computershare Ltd.	4,195	29
Crown Resorts Ltd.	5,745	54
CSL Ltd.	4,783	402
CYBG PLC CDI (f)	6,450	20
Dexus Property Group REIT	7,020	47
DuluxGroup Ltd.	5,515	26
Fairfax Media Ltd.	32,187	23
Fortescue Metals Group Ltd.	10,837	29
Goodman Group REIT	11,464	61
GPT Group REIT	17,813	72
Incitec Pivot Ltd.	14,433	32
Insurance Australia Group Ltd.	19,798	81
Iron Mountain, Inc. CDI	449	18
Lend Lease Group REIT	5,862	56
Macquarie Group Ltd.	2,760	144
Mirvac Group REIT	25,584	39
National Australia Bank Ltd.	25,803	496
Newcrest Mining Ltd. (f)	4,209	72
Orica Ltd.	3,553	33
Origin Energy Ltd.	9,394	41
Orora Ltd.	11,036	23
QBE Insurance Group Ltd.	14,354	113
Rio Tinto Ltd.	3,744	129
Santos Ltd.	9,133	32
Scentre Group REIT	41,036	151
Shopping Centres Australasia Property Group REIT	2,465	4
Sonic Healthcare Ltd.	3,284	53
South32 Ltd. (f)	20,867	25
South32 Ltd. (f)	28,547	33
Star Entertainment Grp Ltd. (The)	7,295	29
Stockland REIT	26,303	93
Suncorp Group Ltd.	11,119	102
Sydney Airport	2,861	15
Tabcorp Holdings Ltd.	7,097	24
Telstra Corp., Ltd.	41,748	174
Transurban Group	12,301	110

Treasury Wine Estates Ltd.	7,395	51
Wesfarmers Ltd.	10,023	302
Westfield Corp. REIT	18,583	148
Westpac Banking Corp.	24,560	545
Woodside Petroleum Ltd.	5,328	108
Woolworths Ltd.	11,047	173
WorleyParsons Ltd.	1,584	9
		6,564
Austria (0.0%)
BUWOG AG (f)	183	4
Immofinanz AG (f)	3,664	8
Voestalpine AG	1,329	45
		57
Belgium (0.5%)
Ageas	3,005	104
Anheuser-Busch InBev N.V.	6,748	887
Colruyt SA	905	50
Delhaize Group SA	3,250	343
Groupe Bruxelles Lambert SA	1,457	119
KBC Groep N.V. (f)	3,024	148
Umicore SA	1,567	81
		1,732
Canada (2.3%)
Agnico-Eagle Mines Ltd.	1,600	86
Agrium, Inc.	1,500	136
Bank of Montreal	5,100	323
Bank of Nova Scotia	8,800	431
Barrick Gold Corp.	9,400	201
BCE, Inc.	5,300	251
Blackberry Ltd. (f)	4,200	28
Bombardier, Inc. (f)	12,800	19
Brookfield Asset Management, Inc., Class A	8,250	273
Brookfield Business Partners LP (f)	165	3
Cameco Corp.	4,100	45
Canadian Imperial Bank of Commerce	3,700	278
Canadian National Railway Co.	8,600	508
Canadian Natural Resources Ltd.	10,300	318
Canadian Pacific Railway Ltd.	1,600	206
Cenovus Energy, Inc.	7,100	98
Crescent Point Energy Corp.	2,100	33
Eldorado Gold Corp.	5,400	24
Enbridge, Inc.	8,200	347
Encana Corp.	7,600	59
Fairfax Financial Holdings Ltd.	300	162
First Quantum Minerals Ltd.	5,100	36
Fortis, Inc.	1,300	44
Goldcorp, Inc.	7,100	136
Great-West Lifeco, Inc.	4,100	108
Husky Energy, Inc.	2,655	32
IGM Financial, Inc.	1,800	49
Imperial Oil Ltd.	2,600	82
Intact Financial Corp.	1,500	107
Kinross Gold Corp. (f)	8,900	43
Kinross Gold Corp. (f)	1,200	6
Lightstream Resources Ltd. (f)	1,136	—	@
Loblaw Cos., Ltd.	673	36

Magna International, Inc.	5,200	183
Manulife Financial Corp.	18,100	248
National Bank of Canada	3,000	103
Pembina Pipeline Corp.	400	12
Penn West Petroleum Ltd.	3,700	5
Potash Corp. of Saskatchewan, Inc.	8,200	133
Power Corp. of Canada	4,100	87
Power Financial Corp.	3,400	78
PrairieSky Royalty Ltd.	206	4
Rogers Communications, Inc., Class B	3,800	154
Royal Bank of Canada	12,300	727
Shaw Communications, Inc., Class B	3,700	71
Silver Wheaton Corp.	3,500	82
SNC-Lavalin Group, Inc.	1,800	76
Sun Life Financial, Inc.	5,900	194
Suncor Energy, Inc.	14,856	412
Teck Resources Ltd., Class B	4,700	62
Thomson Reuters Corp.	3,700	150
Toronto-Dominion Bank (The)	16,200	696
Touchstone Exploration, Inc. (f)	650	—	@
TransAlta Corp.	2,300	12
TransCanada Corp.	6,300	285
Valeant Pharmaceuticals International, Inc. (f)	300	6
Yamana Gold, Inc.	7,200	37
		8,325
Chile (0.0%)
Antofagasta PLC	2,484	15

China (0.0%)
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	42,000	1
Yum! Brands, Inc.	1,759	146
		147
Denmark (0.6%)
AP Moeller - Maersk A/S Series A	30	38
AP Moeller - Maersk A/S Series B	55	72
Carlsberg A/S Series B	98	9
Coloplast A/S Series B	120	9
Danske Bank A/S	6,044	160
DSV A/S	6,487	273
ISS A/S	4,223	158
Novo Nordisk A/S Series B	19,475	1,047
Novozymes A/S Series B	2,771	134
TDC A/S	537	3
Vestas Wind Systems A/S	3,486	237
		2,140
Finland (0.3%)
Fortum Oyj	6,094	98
Kone Oyj, Class B	5,074	234
Nokia Oyj	34,796	198
Nokian Renkaat Oyj	1,401	50
Sampo Oyj, Class A	3,582	146
UPM-Kymmene Oyj	11,663	214
		940
France (3.4%)
Accor SA	9,843	382

Aeroports de Paris (ADP)	853	94
Air Liquide SA	3,070	322
Alstom SA (f)	4,118	96
Atos SE	2,868	240
AXA SA	16,884	339
BNP Paribas SA	9,982	449
Bouygues SA	10,710	309
Bureau Veritas SA	2,324	49
Cap Gemini SA	6,813	595
Carrefour SA	5,540	137
CGG SA (f)	2,024	1
Christian Dior SE	710	115
Cie de Saint-Gobain	18,676	715
Cie Generale des Etablissements Michelin	1,855	176
Credit Agricole SA	8,087	68
Danone SA	6,671	470
Edenred	1,823	38
Electricite de France SA	3,256	40
Engie	12,237	197
Essilor International SA	1,528	203
Eutelsat Communications SA	799	15
Groupe Eurotunnel SE	15,157	161
Hermes International	150	56
ICADE REIT	86	6
JCDecaux SA	651	22
Kering	1,357	221
L’Oreal SA	2,407	460
LVMH Moet Hennessy Louis Vuitton SE	2,297	348
Metropole Television SA	1,314	22
Orange SA	19,419	317
Pernod Ricard SA	1,855	207
Peugeot SA (f)	36,006	439
Publicis Groupe SA	1,047	71
Renault SA	1,898	145
Rexel SA	7,176	91
Sanofi	11,589	974
SES SA	2,416	52
Societe Generale SA	6,916	219
Sodexo SA	1,223	132
Suez	4,193	66
Technip SA	933	51
Television Francaise 1	5,514	59
Thales SA	1,262	106
Total SA	20,957	1,011
Unibail-Rodamco SE REIT	1,616	423
Vallourec SA (f)	2,417	9
Veolia Environnement SA	5,613	122
Vinci SA	16,679	1,188
Vivendi SA	16,236	308
		12,336
Germany (2.5%)
Adidas AG	1,738	248
Allianz SE (Registered)	4,059	578
Axel Springer SE	168	9
BASF SE	10,277	784
Bayer AG (Registered)	6,754	679
Bayerische Motoren Werke AG	2,799	205
Beiersdorf AG	851	80
Commerzbank AG	3,854	25

Continental AG	533	100
Daimler AG (Registered)	6,189	369
Deutsche Bank AG (Registered) (f)	11,761	160
Deutsche Boerse AG	5,995	491
Deutsche Lufthansa AG (Registered)	31,162	363
Deutsche Post AG (Registered)	5,009	140
Deutsche Telekom AG (Registered)	25,997	442
E.ON SE	15,975	160
Esprit Holdings Ltd. (f)(h)	12,583	9
Fraport AG Frankfurt Airport Services Worldwide	1,250	67
Fresenius Medical Care AG & Co., KGaA	1,557	135
Fresenius SE & Co., KGaA	3,141	231
Henkel AG & Co., KGaA	1,420	153
Henkel AG & Co., KGaA (Preference)	2,044	249
Infineon Technologies AG	10,693	154
K&S AG (Registered)	1,306	27
Lanxess AG	827	36
Linde AG	1,359	189
Merck KGaA	1,048	107
Metro AG	1,062	32
Muenchener Rueckversicherungs AG (Registered)	1,719	287
Osram Licht AG	765	39
Porsche Automobil Holding SE (Preference)	779	36
ProSiebenSat.1 Media SE (Registered)	4,686	205
QIAGEN N.V. (f)	2,514	54
RWE AG (f)	3,402	54
SAP SE	9,219	689
Siemens AG (Registered)	7,650	784
Stroeer SE & Co. KGaA	734	34
Suedzucker AG	410	9
ThyssenKrupp AG	4,900	98
TUI AG	3,051	35
Volkswagen AG	290	39
Volkswagen AG (Preference)	1,450	174
		8,759
Greece (0.0%)
National Bank of Greece SA (f)	95	—	@

Hong Kong (0.8%)
AIA Group Ltd.	67,200	405
Bank of East Asia Ltd. (The)	18,453	72
BOC Hong Kong Holdings Ltd.	36,500	110
Cheung Kong Property Holdings Ltd.	28,364	179
CK Hutchison Holdings Ltd.	28,364	312
CLP Holdings Ltd.	19,000	194
G-Resources Group Ltd.	33,547	1
Global Brands Group Holding Ltd. (f)	40,000	4
Hang Lung Group Ltd.	8,000	24
Hang Lung Properties Ltd.	22,000	45
Hang Seng Bank Ltd.	11,500	197
Henderson Land Development Co., Ltd.	17,901	101
Hong Kong & China Gas Co., Ltd.	63,774	116
Hong Kong Exchanges and Clearing Ltd.	11,285	275
Kerry Logistics Network Ltd.	3,500	5
Kerry Properties Ltd.	7,000	17
Link REIT	21,033	144
MTR Corp., Ltd.	16,169	82
New World Development Co., Ltd.	43,980	45
Power Assets Holdings Ltd.	14,500	133

Sands China Ltd.	28,400	96
Sino Land Co., Ltd.	24,339	40
Sun Hung Kai Properties Ltd.	15,504	187
Swire Pacific Ltd., Class A	6,500	74
Swire Properties Ltd.	4,550	12
Wharf Holdings Ltd. (The)	13,200	81
Wheelock & Co., Ltd.	10,000	47
		2,998
Ireland (0.2%)
CRH PLC	7,887	227
DCC PLC	548	48
Ryanair Holdings PLC	18,772	236
		511
Italy (0.7%)
Assicurazioni Generali SpA	11,606	137
Atlantia SpA	19,248	480
Banco Popolare SC	2,037	5
Enel SpA	63,716	283
Eni SpA	22,322	360
Ferrari N.V.	999	41
Finmeccanica SpA (f)	1,205	12
Intesa Sanpaolo SpA	87,652	168
Luxottica Group SpA	1,123	55
Mediaset SpA	90,046	317
Mediobanca SpA	48,770	283
Prysmian SpA	1,210	27
Rizzoli Corriere Della Sera Mediagroup SpA (f)	677	1
Saipem SpA (f)	2,154	1
Snam SpA	20,778	124
Telecom Italia SpA (f)	155,330	116
Terna Rete Elettrica Nazionale SpA	9,469	53
UniCredit SpA	28,794	64
Unione di Banche Italiane SpA	5,195	15
		2,542
Japan (4.7%)
Advantest Corp.	1,200	13
Aeon Co., Ltd.	6,300	98
Aisin Seiki Co., Ltd.	2,100	85
Ajinomoto Co., Inc.	8,300	195
Asahi Glass Co., Ltd.	9,000	49
Asahi Group Holdings Ltd.	2,800	90
Asahi Kasei Corp.	14,000	97
Astellas Pharma, Inc.	14,400	225
Bridgestone Corp.	5,000	160
Canon, Inc.	7,900	225
Central Japan Railway Co.	1,300	230
Chiba Bank Ltd. (The)	8,000	38
Chubu Electric Power Co., Inc.	4,400	63
Chugai Pharmaceutical Co., Ltd.	2,600	92
Chugoku Electric Power Co., Inc. (The)	2,000	25
Concordia Financial Group Ltd. (f)	11,300	44
Dai Nippon Printing Co., Ltd.	6,000	67
Dai-ichi Life Insurance Co., Ltd. (The)	800	9
Daiichi Sankyo Co., Ltd.	5,100	123
Daikin Industries Ltd.	2,100	175
Daito Trust Construction Co., Ltd.	800	130

Daiwa House Industry Co., Ltd.	6,000	175
Daiwa Securities Group, Inc.	16,000	84
Denso Corp.	4,600	162
Dentsu, Inc.	1,700	79
East Japan Railway Co.	2,700	249
Eisai Co., Ltd.	2,100	117
Electric Power Development Co., Ltd.	1,400	33
FANUC Corp.	1,400	227
Fast Retailing Co., Ltd.	400	107
FUJIFILM Holdings Corp.	4,300	166
Fujitsu Ltd.	14,000	51
Hankyu Hanshin Holdings, Inc.	18,000	134
Hitachi Ltd.	36,000	150
Hokkaido Electric Power Co., Inc.	2,200	18
Hokuriku Electric Power Co.	2,000	25
Honda Motor Co., Ltd.	800	20
Honda Motor Co., Ltd. ADR	10,395	263
Hoya Corp.	3,200	114
Ibiden Co., Ltd.	1,100	12
Inpex Corp.	3,200	25
Isetan Mitsukoshi Holdings Ltd.	2,800	25
Isuzu Motors Ltd.	400	5
ITOCHU Corp.	11,700	142
Japan Real Estate Investment Corp. REIT	9	55
Japan Steel Works Ltd. (The)	2,000	9
Japan Tobacco, Inc.	8,700	349
JFE Holdings, Inc.	3,500	45
JGC Corp.	2,000	28
JSR Corp.	1,600	21
JX Holdings, Inc.	2,100	8
Kansai Electric Power Co., Inc. (The) (f)	3,700	36
Kao Corp.	4,500	260
Kawasaki Heavy Industries Ltd.	20,000	56
KDDI Corp.	17,000	518
Keikyu Corp.	5,000	50
Keio Corp.	5,000	47
Keyence Corp.	400	270
Kintetsu Group Holdings Co., Ltd.	22,000	94
Kirin Holdings Co., Ltd.	7,600	128
Kobe Steel Ltd.	37,000	30
Komatsu Ltd.	7,400	129
Konica Minolta, Inc.	2,600	19
Kubota Corp.	9,800	131
Kuraray Co., Ltd.	2,600	31
Kyocera Corp.	2,400	114
Kyushu Electric Power Co., Inc.	2,000	20
LIXIL Group Corp.	2,900	48
Makita Corp.	800	53
Marubeni Corp.	15,900	71
Mazda Motor Corp.	2,600	35
Mitsubishi Chemical Holdings Corp.	11,700	53
Mitsubishi Corp.	9,700	170
Mitsubishi Electric Corp.	14,000	166
Mitsubishi Estate Co., Ltd.	9,000	165
Mitsubishi Heavy Industries Ltd.	28,000	112
Mitsubishi Motors Corp.	4,800	22
Mitsui & Co., Ltd.	14,600	173
Mitsui Fudosan Co., Ltd.	7,000	160
Mitsui OSK Lines Ltd.	9,000	19
Mizuho Financial Group, Inc.	109,300	156
MS&AD Insurance Group Holdings, Inc.	3,000	77

Murata Manufacturing Co., Ltd.	1,700	191
NGK Insulators Ltd.	2,000	40
Nidec Corp.	1,700	128
Nikon Corp.	2,600	35
Nintendo Co., Ltd.	800	114
Nippon Building Fund, Inc. REIT	9	55
Nippon Electric Glass Co., Ltd.	3,000	13
Nippon Express Co., Ltd.	11,000	50
Nippon Steel Sumitomo Metal Corp.	6,000	115
Nippon Telegraph & Telephone Corp.	8,500	399
Nippon Yusen KK	18,000	32
Nissan Motor Co., Ltd.	18,100	163
Nitto Denko Corp.	1,300	82
Nomura Holdings, Inc.	27,300	98
NSK Ltd.	5,300	39
NTT Data Corp.	1,600	75
NTT DoCoMo, Inc.	11,100	299
Odakyu Electric Railway Co., Ltd.	9,000	105
Oji Holdings Corp.	7,000	27
Olympus Corp.	1,800	67
Omron Corp.	1,400	45
Ono Pharmaceutical Co., Ltd.	3,800	164
Oriental Land Co., Ltd.	300	19
ORIX Corp.	7,900	101
Osaka Gas Co., Ltd.	22,000	84
Otsuka Holdings Co., Ltd.	300	14
Panasonic Corp.	14,100	122
Rakuten, Inc.	7,600	82
Resona Holdings, Inc.	5,500	20
Ricoh Co., Ltd.	6,000	52
Rohm Co., Ltd.	600	24
Secom Co., Ltd.	1,600	118
Sekisui House Ltd.	6,000	104
Seven & I Holdings Co., Ltd.	6,300	263
Sharp Corp. (f)	8,000	9
Shikoku Electric Power Co., Inc.	2,900	34
Shin-Etsu Chemical Co., Ltd.	2,500	146
Shionogi & Co., Ltd.	3,300	179
Shiseido Co., Ltd.	3,400	88
Shizuoka Bank Ltd. (The)	8,000	56
SMC Corp.	500	122
SoftBank Group Corp.	5,600	317
Sompo Japan Nipponkoa Holdings, Inc.	300	8
Sony Corp.	700	21
Sony Corp. ADR	6,835	201
Sumitomo Chemical Co., Ltd.	11,000	45
Sumitomo Corp.	8,800	88
Sumitomo Electric Industries Ltd.	12,500	165
Sumitomo Metal Mining Co., Ltd.	5,000	50
Sumitomo Mitsui Financial Group, Inc.	9,800	281
Sumitomo Mitsui Trust Holdings, Inc.	23,000	74
Sumitomo Realty & Development Co., Ltd.	5,000	135
Suzuki Motor Corp.	3,200	86
T&D Holdings, Inc.	4,400	37
Takeda Pharmaceutical Co., Ltd.	5,600	242
TDK Corp.	800	45
Terumo Corp.	3,500	148
Tobu Railway Co., Ltd.	17,000	93
Tohoku Electric Power Co., Inc.	3,500	44
Tokio Marine Holdings, Inc.	3,700	122
Tokyo Electric Power Co. Holdings Inc, (f)	7,200	30

Tokyo Electron Ltd.	1,100	92
Tokyo Gas Co., Ltd.	20,000	82
Tokyu Corp.	9,000	79
Toppan Printing Co., Ltd.	6,000	51
Toray Industries, Inc.	14,000	119
Toshiba Corp. (f)	32,000	87
Toyota Industries Corp.	1,900	75
Toyota Motor Corp.	20,600	1,030
Trend Micro, Inc.	900	32
Unicharm Corp.	4,100	91
West Japan Railway Co.	1,700	107
Yahoo! Japan Corp.	14,400	63
Yamada Denki Co., Ltd.	7,200	38
Yamato Holdings Co., Ltd.	5,000	115
		16,810
Mexico (0.0%)
Fresnillo PLC	1,382	31

Netherlands (1.0%)
Akzo Nobel N.V.	4,136	260
ArcelorMittal (f)	12,177	56
ASML Holding N.V.	2,380	236
CNH Industrial N.V.	6,659	48
Fiat Chrysler Automobiles N.V.	9,996	62
Fugro N.V. CVA (f)	657	12
Heineken N.V.	3,516	325
ING Groep N.V. CVA	45,698	475
Koninklijke Ahold N.V.	10,633	236
Koninklijke DSM N.V.	3,186	185
Koninklijke KPN N.V.	6,177	22
Koninklijke Philips N.V.	11,422	285
Koninklijke Vopak N.V.	1,006	50
PostNL N.V. (f)	4,654	19
Priceline Group, Inc. (The) (f)	238	297
Randstad Holding N.V.	7,042	284
TNT Express N.V. (f)	4,151	43
Unilever N.V. CVA	14,384	671
		3,566
Norway (0.3%)
Akastor ASA (f)	1,833	2
Aker Solutions ASA (f)	1,833	8
DNB ASA	11,838	143
Kvaerner ASA	1,677	1
Norsk Hydro ASA	13,781	50
Orkla ASA	10,248	91
REC Silicon ASA (f)	6,482	1
Seadrill Ltd. (f)	328	1
Statoil ASA	13,168	228
Subsea 7 SA (f)	3,127	31
Telenor ASA	16,272	269
Yara International ASA	2,039	65
		890
Poland (0.0%)
Jeronimo Martins SGPS SA	3,072	48

Portugal (0.0%)
Banco Espirito Santo SA (Registered) (f)(g)(i)	192,146	—
Galp Energia SGPS SA	2,866	40
Pharol SGPS SA (Registered)	11,841	1
		41
South Africa (0.1%)
Mondi PLC	2,267	42
SABMiller PLC	6,076	354
		396
Spain (0.6%)
Abertis Infraestructuras SA	4,633	68
ACS Actividades de Construccion y Servicios SA	1,316	36
Amadeus IT Holding SA, Class A	2,024	89
Banco Bilbao Vizcaya Argentaria SA	49,621	284
Banco de Sabadell SA	18,021	24
Banco Popular Espanol SA	2,744	4
Banco Santander SA	90,508	352
CaixaBank SA	10,049	22
Distribuidora Internacional de Alimentacion SA	6,935	41
Enagas SA	1,672	51
Ferrovial SA	2,579	50
Gas Natural SDG SA	2,230	44
Iberdrola SA	38,662	261
Industria de Diseno Textil SA	10,358	345
Mediaset Espana Comunicacion SA	13,940	156
Red Electrica Corp., SA	1,206	108
Repsol SA	6,203	79
Telefonica SA	26,738	256
		2,270
Sweden (0.9%)
Assa Abloy AB, Class B	9,837	202
Atlas Copco AB, Class A	9,926	257
Atlas Copco AB, Class B	7,174	169
Electrolux AB, Class B	2,950	80
Hennes & Mauritz AB, Class B	10,362	304
Husqvarna AB, Class B	5,449	40
Investor AB, Class B	11,790	394
Millicom International Cellular SA SDR	1,326	81
Modern Times Group MTG AB, Class B	443	12
Nordea Bank AB	26,050	220
Sandvik AB	15,296	153
Skandinaviska Enskilda Banken AB, Class A	14,182	123
Skanska AB, Class B	3,281	68
SKF AB, Class B	6,298	101
Svenska Cellulosa AB SCA, Class B	8,585	274
Svenska Handelsbanken AB, Class A	16,437	199
Swedbank AB, Class A	4,898	103
Swedish Match AB	4,201	146
Telefonaktiebolaget LM Ericsson, Class B	25,830	197
Telia Co AB	31,426	148
Volvo AB, Class B	8,272	82
		3,353
Switzerland (3.3%)
ABB Ltd. (Registered) (f)	37,474	738
Actelion Ltd. (Registered) (f)	1,056	177

Adecco Group AG (Registered)	8,635	435
Cie Financiere Richemont SA (Registered)	5,331	313
Coca-Cola HBC AG (f)	1,136	23
Credit Suisse Group AG (Registered) (f)	16,331	174
Geberit AG (Registered)	894	338
Givaudan SA (Registered)	99	199
Julius Baer Group Ltd. (f)	2,309	93
Kuehne & Nagel International AG (Registered)	732	102
LafargeHolcim Ltd. (Registered) (f)	343	14
LafargeHolcim Ltd. (Registered) (f)	4,228	175
Lonza Group AG (Registered) (f)	523	87
Nestle SA (Registered)	38,089	2,938
Novartis AG (Registered)	23,572	1,939
Roche Holding AG (Genusschein)	6,415	1,694
SGS SA (Registered)	60	138
Sonova Holding AG (Registered)	957	127
Swatch Group AG (The)	353	103
Swiss Re AG	1,336	117
Swisscom AG (Registered)	745	370
Syngenta AG (Registered)	914	351
Transocean Ltd. (f)	3,245	37
UBS Group AG (Registered)	30,443	394
Zurich Insurance Group AG (f)	2,528	625
		11,701
United Arab Emirates (0.0%)
Mediclinic International PLC	2,256	33

United Kingdom (4.0%)
3i Group PLC	5,910	44
Aberdeen Asset Management PLC	5,530	21
Admiral Group PLC	1,303	36
Aggreko PLC	1,584	27
Anglo American PLC	8,504	83
ARM Holdings PLC	8,681	131
Ashtead Group PLC	3,127	45
Associated British Foods PLC	2,284	83
AstraZeneca PLC	7,819	465
Auto Trader Group PLC (c)	6,244	30
Aviva PLC	24,622	132
Babcock International Group PLC	1,542	19
BAE Systems PLC	19,375	136
Barclays PLC	103,082	196
Barratt Developments PLC	6,174	34
Berkeley Group Holdings PLC	799	27
BHP Billiton PLC	12,962	163
BP PLC	114,221	667
British American Tobacco PLC	11,552	752
British Land Co., PLC REIT	6,046	50
BT Group PLC	52,122	288
Bunzl PLC	2,063	64
Burberry Group PLC	2,739	43
Capita PLC	4,106	53
Carnival PLC	1,180	52
Centrica PLC	33,666	102
Cobham PLC	10,431	22
Compass Group PLC	10,247	195
Croda International PLC	814	34
Diageo PLC	15,437	432
Direct Line Insurance Group PLC	8,358	39

Dixons Carphone PLC	6,003	26
easyJet PLC	15,106	219
Experian PLC	5,810	110
G4S PLC	9,585	24
GKN PLC	10,593	38
GlaxoSmithKline PLC	30,162	648
Glencore PLC	73,910	151
Hammerson PLC REIT	4,859	35
Hargreaves Lansdown PLC	1,560	26
Hikma Pharmaceuticals PLC	884	29
HSBC Holdings PLC	120,820	755
ICAP PLC	3,395	19
Imperial Brands PLC	6,007	326
Inmarsat PLC	2,806	30
InterContinental Hotels Group PLC	1,160	43
International Consolidated Airlines Group SA	5,222	26
International Consolidated Airlines Group SA	116,518	583
Intertek Group PLC	1,003	47
Intu Properties PLC REIT	5,786	23
Investec PLC	3,807	24
ITV PLC	22,190	54
J Sainsbury PLC	8,399	26
Johnson Matthey PLC	1,189	45
Kingfisher PLC	14,172	61
Land Securities Group PLC REIT	4,898	69
Legal & General Group PLC	36,205	94
Liberty Global PLC LiLAC, Class A (f)	252	8
Liberty Global PLC LiLAC Series C (f)	630	20
Lloyds Banking Group PLC	397,262	292
London Stock Exchange Group PLC	1,917	65
Marks & Spencer Group PLC	10,173	43
Meggitt PLC	4,791	26
Merlin Entertainments PLC (c)	4,353	26
National Grid PLC	23,220	341
Next PLC	890	60
Old Mutual PLC	29,605	80
Pearson PLC	5,042	66
Persimmon PLC	1,880	37
Petrofac Ltd.	1,629	17
Provident Financial PLC	884	27
Prudential PLC	15,774	269
Randgold Resources Ltd.	589	66
Reckitt Benckiser Group PLC	3,954	398
RELX PLC	6,883	127
Rio Tinto PLC	7,533	233
Rolls-Royce Holdings PLC (f)	11,289	107
Royal Bank of Scotland Group PLC (f)	21,188	50
Royal Dutch Shell PLC, Class A	26,097	713
Royal Dutch Shell PLC, Class B	23,234	639
Royal Mail PLC	5,509	37
RSA Insurance Group PLC	6,182	41
Sage Group PLC (The)	6,619	58
Schroders PLC	828	26
Segro PLC REIT	4,725	27
Severn Trent PLC	1,454	47
Shire PLC	5,483	338
Shire PLC ADR	320	59
Sky PLC	6,356	72
Smith & Nephew PLC	5,518	94
Smiths Group PLC	2,488	38
SSE PLC	6,284	131

St James’s Place PLC	3,179	34
Standard Chartered PLC	19,817	151
Standard Life PLC	11,912	47
Tate & Lyle PLC	2,921	26
Taylor Wimpey PLC	19,983	36
Tesco PLC (f)	49,850	117
Travis Perkins PLC	1,534	31
Unilever PLC	7,963	382
United Utilities Group PLC	4,213	59
Vodafone Group PLC	163,272	497
Weir Group PLC (The)	1,326	26
Whitbread PLC	1,145	53
William Hill PLC	5,408	19
WM Morrison Supermarkets PLC	13,647	34
Wolseley PLC	1,589	82
Worldpay Group PLC (c)(f)	8,630	31
WPP PLC	7,968	165
		14,464
United States (19.3%)
3M Co.	1,011	177
Abbott Laboratories	3,082	121
AbbVie, Inc.	3,082	191
Abercrombie & Fitch Co., Class A	229	4
Accenture PLC, Class A	1,985	225
ACCO Brands Corp. (f)	104	1
Adobe Systems, Inc. (f)	2,013	193
Advance Auto Parts, Inc.	229	37
Advanced Micro Devices, Inc. (f)	1,860	10
AES Corp.	473	6
Aetna, Inc.	1,446	177
Aflac, Inc.	281	20
Agilent Technologies, Inc.	1,099	49
Air Products & Chemicals, Inc.	257	37
Akamai Technologies, Inc. (f)	762	43
Alcatel-Lucent SA (f)	39,117	151
Alcoa, Inc.	2,030	19
Alexandria Real Estate Equities, Inc. REIT	800	83
Alexion Pharmaceuticals, Inc. (f)	751	88
Allegheny Technologies, Inc.	415	5
Allegion PLC	232	16
Allergan PLC (f)	2,249	520
Allstate Corp. (The)	423	30
Alpha Natural Resources, Inc. (f)	644	—	@
Alphabet, Inc., Class A (f)	913	642
Alphabet, Inc., Class C (f)	917	635
Altria Group, Inc.	4,966	342
Amazon.com, Inc. (f)	910	651
AMC Networks, Inc., Class A (f)	21	1
Ameren Corp.	1,202	64
American Capital Agency Corp. REIT	3,800	75
American Electric Power Co., Inc.	2,224	156
American Express Co.	2,051	125
American Tower Corp. REIT	6,720	763
Ameriprise Financial, Inc.	1,189	107
AmerisourceBergen Corp.	1,831	145
AMETEK, Inc.	476	22
Amgen, Inc.	2,897	441
Amphenol Corp., Class A	292	17
Anadarko Petroleum Corp.	1,521	81

Analog Devices, Inc.	2,107	119
Annaly Capital Management, Inc. REIT	11,478	127
Anthem, Inc.	917	120
Aon PLC	200	22
Apache Corp.	1,474	82
Apollo Education Group, Inc., Class A (f)	416	4
Apple, Inc.	27,673	2,646
Applied Materials, Inc.	3,859	93
Archer-Daniels-Midland Co.	1,623	70
AT&T, Inc.	22,963	992
Automatic Data Processing, Inc.	910	84
AutoZone, Inc. (f)	237	188
AvalonBay Communities, Inc. REIT	807	146
Avery Dennison Corp.	888	66
Avon Products, Inc.	3,795	14
Baker Hughes, Inc.	2,055	93
Ball Corp.	479	35
Bank of America Corp.	45,580	605
Bank of New York Mellon Corp. (The)	5,464	212
Baxter International, Inc.	2,160	98
BB&T Corp.	3,320	118
Becton Dickinson and Co.	1,042	177
Bed Bath & Beyond, Inc.	820	35
Berkshire Hathaway, Inc., Class B (f)	434	63
Best Buy Co., Inc.	786	24
Biogen, Inc. (f)	864	209
Blackhawk Network Holdings, Inc. (f)	53	2
BlackRock, Inc.	547	187
Boeing Co. (The)	1,779	231
Boston Properties, Inc. REIT	2,466	325
Boston Scientific Corp. (f)	5,667	132
Bristol-Myers Squibb Co.	11,619	855
Brixmor Property Group, Inc. REIT	2,400	64
Broadcom Ltd.	909	141
Brookfield Property Partners LP	2,480	56
Brown-Forman Corp., Class B	31	3
Bunge Ltd.	426	25
C.H. Robinson Worldwide, Inc.	687	51
CA, Inc.	995	33
California Resources Corp.	221	3
Campbell Soup Co.	222	15
Capital One Financial Corp.	1,937	123
Cardinal Health, Inc.	1,701	133
Care Capital Properties, Inc. REIT	161	4
CarMax, Inc. (f)	457	22
Carnival Corp.	1,129	50
Caterpillar, Inc.	2,307	175
CBRE Group, Inc., Class A (f)	6,369	169
CBS Corp., Class B	3,071	167
CDK Global, Inc.	370	21
Celanese Corp. Series A	220	14
Celgene Corp. (f)	2,812	277
CenterPoint Energy, Inc.	2,396	58
CenturyLink, Inc.	1,970	57
Cerner Corp. (f)	1,132	66
CF Industries Holdings, Inc.	1,660	40
Charles Schwab Corp. (The)	3,473	88
Charter Communications, Inc. (f)	796	182
Chemours Co. (The)	294	2
Chesapeake Energy Corp. (f)	2,464	11
Chevron Corp.	4,895	513

Chipotle Mexican Grill, Inc. (f)	223	90
Chubb Ltd.	158	21
Cigna Corp.	1,186	152
Cintas Corp.	754	74
Cisco Systems, Inc.	22,272	639
CIT Group, Inc.	895	29
Citigroup, Inc.	7,862	333
Citrix Systems, Inc. (f)	909	73
Cliffs Natural Resources, Inc. (f)	437	2
Clorox Co. (The)	719	100
CME Group, Inc.	211	21
Coach, Inc.	893	36
Coca-Cola Co.	15,151	687
Coca-Cola European Partners PLC	945	34
Cognizant Technology Solutions Corp., Class A (f)	2,808	161
Colgate-Palmolive Co.	4,554	333
Columbia Pipeline Group, Inc.	64	2
Comcast Corp., Class A	8,419	549
Comerica, Inc.	222	9
ConAgra Foods, Inc.	1,543	74
Concho Resources, Inc. (f)	360	43
ConocoPhillips	3,685	161
CONSOL Energy, Inc.	909	15
Consolidated Edison, Inc.	1,106	89
Constellation Brands, Inc., Class A	233	39
Corning, Inc.	2,304	47
Costco Wholesale Corp.	2,931	460
CR Bard, Inc.	431	101
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp. REIT	5,196	527
Crown Holdings, Inc. (f)	380	19
CST Brands, Inc.	219	9
CSX Corp.	3,358	88
Cummins, Inc.	961	108
CVS Health Corp.	821	79
Danaher Corp.	397	40
Darden Restaurants, Inc.	404	26
DaVita HealthCare Partners, Inc. (f)	752	58
Deere & Co.	1,518	123
Denbury Resources, Inc.	504	2
Devon Energy Corp.	1,142	41
DeVry Education Group, Inc.	21	—	@
Diamond Offshore Drilling, Inc.	43	1
Digital Realty Trust, Inc. REIT	1,700	185
Discover Financial Services	1,739	93
Discovery Communications, Inc., Class A (f)	882	22
Discovery Communications, Inc., Class C (f)	2,088	50
Dollar General Corp.	186	17
Dollar Tree, Inc. (f)	433	41
Dominion Resources, Inc.	2,903	226
Dover Corp.	226	16
Dow Chemical Co. (The)	1,100	55
Dr. Pepper Snapple Group, Inc.	471	46
DTE Energy Co.	830	82
Duke Energy Corp.	2,282	196
Duke Realty Corp. REIT	3,800	101
Dun & Bradstreet Corp. (The)	406	49
Eastman Chemical Co.	262	18
Eaton Corp., PLC	1,168	70
eBay, Inc. (f)	3,967	93
Ecolab, Inc.	808	96

Edison International	1,987	154
Edwards Lifesciences Corp. (f)	342	34
EI du Pont de Nemours & Co.	912	59
Eli Lilly & Co.	6,453	508
EMC Corp.	8,547	232
Emerson Electric Co.	2,385	124
Endo International PLC (f)	800	12
Engility Holdings, Inc. (f)	18	—	@
Entergy Corp.	750	61
EOG Resources, Inc.	2,192	183
EQT Corp.	419	32
Equifax, Inc.	801	103
Equinix, Inc. REIT	700	271
Equity Residential REIT	1,533	106
Estee Lauder Cos., Inc. (The), Class A	1,539	140
Exelon Corp.	3,750	136
Expedia, Inc.	232	25
Expeditors International of Washington, Inc.	436	21
Express Scripts Holding Co. (f)	3,376	256
Extra Space Storage, Inc. REIT	1,400	130
Exxon Mobil Corp.	12,266	1,150
Fastenal Co.	911	40
Federal Realty Investment Trust REIT	800	132
FedEx Corp.	954	145
Fidelity National Information Services, Inc.	111	8
Fifth Third Bancorp	4,531	80
First Solar, Inc. (f)	275	13
FirstEnergy Corp.	1,736	61
Fiserv, Inc. (f)	776	84
Flowserve Corp.	460	21
Fluor Corp.	406	20
FMC Corp.	442	20
FMC Technologies, Inc. (f)	1,281	34
Ford Motor Co.	4,959	62
Four Corners Property Trust, Inc. REIT	274	6
Franklin Resources, Inc.	1,778	59
Freeport-McMoRan, Inc.	1,460	16
Frontier Communications Corp.	4,687	23
GameStop Corp., Class A	416	11
Gannett Co., Inc.	116	2
Gap, Inc. (The)	836	18
General Dynamics Corp.	701	98
General Electric Co.	10,958	345
General Growth Properties, Inc. REIT	7,206	215
General Mills, Inc.	2,484	177
Genuine Parts Co.	111	11
Gilead Sciences, Inc.	4,530	378
Goldman Sachs Group, Inc. (The)	2,272	338
Grifols SA	1,898	43
Grifols SA, (Preference) Class B	252	4
H&R Block, Inc.	1,797	41
Halliburton Co.	3,478	158
Halyard Health, Inc. (f)	335	11
Harman International Industries, Inc.	43	3
Harris Corp.	23	2
Hartford Financial Services Group, Inc. (The)	228	10
Hasbro, Inc.	176	15
HCP, Inc. REIT	6,126	217
Helmerich & Payne, Inc.	440	30
Henry Schein, Inc. (f)	360	64
Hershey Co. (The)	428	49

Hess Corp.	779	47
Hewlett Packard Enterprise Co.	5,676	104
Hologic, Inc. (f)	836	29
Home Depot, Inc.	691	88
Honeywell International, Inc.	2,440	284
Host Hotels & Resorts, Inc. REIT	12,751	207
HP, Inc.	5,676	71
Humana, Inc.	384	69
Huntington Bancshares, Inc.	480	4
Huntington Ingalls Industries, Inc.	59	10
IHS, Inc., Class A (f)	452	52
Illinois Tool Works, Inc.	1,184	123
Illumina, Inc. (f)	422	59
IMI PLC	1,678	22
Ingersoll-Rand PLC	587	37
Ingevity Corp. (f)	30	1
Intel Corp.	9,646	316
Intercontinental Exchange, Inc.	358	92
International Business Machines Corp.	3,971	603
International Flavors & Fragrances, Inc.	233	29
International Game Technology PLC	399	7
International Paper Co.	410	17
Interpublic Group of Cos., Inc. (The)	2,511	58
Interval Leisure Group, Inc.	199	3
Intuit, Inc.	1,602	179
Intuitive Surgical, Inc. (f)	415	274
Invesco Ltd.	2,041	52
Iron Mountain, Inc. REIT	4,178	166
ITT, Inc.	219	7
Jabil Circuit, Inc.	222	4
Jacobs Engineering Group, Inc. (f)	511	25
Janus Capital Group, Inc.	111	2
JB Hunt Transport Services, Inc.	228	18
JC Penney Co., Inc. (f)	222	2
JM Smucker Co. (The)	459	70
Johnson & Johnson	19,198	2,329
Johnson Controls, Inc.	1,068	47
Jones Lang LaSalle, Inc.	600	58
Joy Global, Inc.	231	5
JPMorgan Chase & Co.	20,257	1,259
Juniper Networks, Inc.	2,911	65
KBR, Inc.	562	7
Kellogg Co.	960	78
KeyCorp	5,485	61
Keysight Technologies, Inc. (f)	649	19
Kimberly-Clark Corp.	2,007	276
Kimco Realty Corp. REIT	5,939	186
KLA-Tencor Corp.	749	55
Knowles Corp. (f)	113	2
Kohl’s Corp.	989	38
Kraft Heinz Co. (The)	1,535	136
Kroger Co. (The)	6,650	245
L Brands, Inc.	1,051	71
L-3 Communications Holdings, Inc.	111	16
Laboratory Corp. of America Holdings (f)	429	56
Lam Research Corp.	422	35
Las Vegas Sands Corp.	955	42
Legg Mason, Inc.	904	27
Leucadia National Corp.	1,132	20
Lexmark International, Inc., Class A	111	4
Li & Fung Ltd. (h)	40,000	19

Liberty Global PLC, Class A (f)	1,161	34
Liberty Global PLC Series C (f)	2,889	83
Liberty Property Trust REIT	2,109	84
Linear Technology Corp.	939	44
Lockheed Martin Corp.	443	110
Loews Corp.	366	15
Lowe’s Cos., Inc.	3,233	256
LyondellBasell Industries N.V., Class A	414	31
M&T Bank Corp.	592	70
Macerich Co. (The) REIT	1,667	142
Macy’s, Inc.	173	6
Mallinckrodt PLC (f)	724	44
Manpowergroup, Inc.	779	50
Marathon Oil Corp.	1,965	30
Marathon Petroleum Corp.	2,046	78
Marriott International, Inc., Class A	965	64
Marriott Vacations Worldwide Corp.	194	13
Marsh & McLennan Cos., Inc.	366	25
Marvell Technology Group Ltd.	1,529	15
Mastercard, Inc., Class A	4,920	433
Mattel, Inc.	805	25
Maxim Integrated Products, Inc.	910	32
McDonald’s Corp.	2,682	323
McKesson Corp.	981	183
Mead Johnson Nutrition Co.	873	79
Medtronic PLC	4,592	398
Merck & Co., Inc.	19,669	1,133
MetLife, Inc.	430	17
MGM Resorts International (f)	1,254	28
Microchip Technology, Inc.	483	25
Micron Technology, Inc. (f)	2,786	38
Microsoft Corp.	19,920	1,019
Molson Coors Brewing Co., Class B	747	76
Mondelez International, Inc., Class A	4,218	192
Monsanto Co.	1,486	154
Moody’s Corp.	715	67
Mosaic Co. (The)	848	22
Motorola Solutions, Inc.	749	49
Murphy Oil Corp.	474	15
Murphy USA, Inc. (f)	228	17
Mylan N.V. (f)	2,641	114
NASDAQ, Inc.	1,492	97
National Oilwell Varco, Inc.	2,139	72
Navient Corp.	2,730	33
NetApp, Inc.	1,776	44
Netflix, Inc. (f)	915	84
NetScout Systems, Inc. (f)	3,693	82
New York Community Bancorp, Inc.	2,201	33
Newfield Exploration Co. (f)	416	18
Newmont Mining Corp.	1,481	58
News Corp., Class A	2,051	23
News Corp., Class B	405	5
NextEra Energy, Inc.	1,567	204
NIKE, Inc., Class B	3,312	183
NiSource, Inc.	64	2
Noble Corp., PLC	431	4
Noble Energy, Inc.	1,490	53
Nordstrom, Inc.	210	8
Norfolk Southern Corp.	1,990	169
Northern Trust Corp.	33	2
Northrop Grumman Corp.	409	91

NOW, Inc. (f)	507	9
Nucor Corp.	426	21
NVIDIA Corp.	1,816	85
O’Reilly Automotive, Inc. (f)	593	161
Occidental Petroleum Corp.	3,737	282
Omnicom Group, Inc.	1,081	88
ONE Gas, Inc.	422	28
ONEOK, Inc.	1,470	70
Oracle Corp.	12,281	503
Owens-Illinois, Inc. (f)	242	4
PACCAR, Inc.	1,526	79
Paragon Offshore PLC (f)	303	—	@
Patterson Cos., Inc.	176	8
Paychex, Inc.	893	53
PayPal Holdings, Inc. (f)	3,967	145
Peabody Energy Corp.	168	—	@
Pentair PLC	189	11
People’s United Financial, Inc.	347	5
PepsiCo, Inc.	3,657	387
Perrigo Co., PLC	821	74
Pfizer, Inc.	41,259	1,453
PG&E Corp.	1,697	108
Philip Morris International, Inc.	4,250	432
Phillips 66	2,053	163
Pioneer Natural Resources Co.	582	88
Pitney Bowes, Inc.	1,481	26
PNC Financial Services Group, Inc. (The)	2,209	180
PPG Industries, Inc.	324	34
PPL Corp.	2,202	83
Praxair, Inc.	869	98
Procter & Gamble Co. (The)	10,438	884
Progressive Corp. (The)	239	8
ProLogis, Inc. REIT	7,949	390
Prudential Financial, Inc.	200	14
Public Service Enterprise Group, Inc.	2,224	104
Public Storage REIT	3,166	809
QEP Resources, Inc.	723	13
QUALCOMM, Inc.	6,536	350
Quest Diagnostics, Inc.	530	43
Ralph Lauren Corp.	47	4
Range Resources Corp.	747	32
Rayonier Advanced Materials, Inc.	175	2
Rayonier, Inc. REIT	405	11
Raytheon Co.	534	73
Realogy Holdings Corp. (f)	1,700	49
Realty Income Corp. REIT	2,800	194
Regency Centers Corp. REIT	1,331	111
Regions Financial Corp.	7,609	65
Republic Services, Inc.	1,538	79
Reynolds American, Inc.	3,692	199
Robert Half International, Inc.	900	34
Rockwell Automation, Inc.	902	104
Rockwell Collins, Inc.	402	34
Roper Technologies, Inc.	236	40
Ross Stores, Inc.	1,490	84
Rouse Properties, Inc. REIT	71	1
Royal Caribbean Cruises Ltd.	918	62
RR Donnelley & Sons Co.	1,494	25
S&P Global, Inc.	1,595	171
Salesforce.com, Inc. (f)	2,226	177
Schlumberger Ltd.	6,209	491

Scripps Networks Interactive, Inc., Class A	461	29
Sealed Air Corp.	267	12
Sempra Energy	1,123	128
Seventy Seven Energy, Inc. (f)	275	—	@
Sherwin-Williams Co. (The)	61	18
Simon Property Group, Inc. REIT	5,848	1,268
SL Green Realty Corp. REIT	1,100	117
SLM Corp. (f)	2,730	17
Southern Co. (The)	3,470	186
Southwest Airlines Co.	358	14
Southwestern Energy Co. (f)	1,722	22
Spectra Energy Corp.	2,242	82
Sprint Corp. (f)	11,934	54
St. Jude Medical, Inc.	1,606	125
Stanley Black & Decker, Inc.	238	26
Staples, Inc.	2,918	25
Starbucks Corp.	4,734	270
Starwood Hotels & Resorts Worldwide, Inc.	464	34
State Street Corp.	1,548	83
Stericycle, Inc. (f)	397	41
Stryker Corp.	1,447	173
SunTrust Banks, Inc.	2,517	103
Symantec Corp.	3,312	68
Sysco Corp.	3,552	180
T-Mobile US, Inc. (f)	116	5
T. Rowe Price Group, Inc.	1,611	118
Talen Energy Corp. (f)	344	5
Target Corp.	1,198	84
TE Connectivity Ltd.	1,500	86
TEGNA, Inc.	233	5
Tenaris SA	4,172	60
Tenet Healthcare Corp. (f)	131	4
Texas Instruments, Inc.	5,675	356
Textron, Inc.	962	35
Thermo Fisher Scientific, Inc.	1,504	222
Tiffany & Co.	241	15
Time Warner, Inc.	3,359	247
Time, Inc.	431	7
TJX Cos., Inc. (The)	2,180	168
Travelers Cos., Inc. (The)	408	49
TripAdvisor, Inc. (f)	232	15
Twenty-First Century Fox, Inc., Class A	7,695	208
Twenty-First Century Fox, Inc., Class B	1,682	46
Tyco International PLC	759	32
Tyson Foods, Inc., Class A	1,268	85
Ultra Petroleum Corp. (f)	670	1
Union Pacific Corp.	2,210	193
United Parcel Service, Inc., Class B	1,880	203
United States Steel Corp.	421	7
United Technologies Corp.	1,473	151
UnitedHealth Group, Inc.	2,522	356
Urban Edge Properties REIT	154	5
Urban Outfitters, Inc. (f)	186	5
US Bancorp	7,503	303
Valero Energy Corp.	1,931	98
Varian Medical Systems, Inc. (f)	497	41
Vectrus, Inc. (f)	12	—	@
Ventas, Inc. REIT	4,227	308
VEREIT, Inc. REIT	9,600	97
Verisk Analytics, Inc. (f)	928	75
Veritiv Corp. (f)	15	1

Verizon Communications, Inc.	23,100	1,290
Vertex Pharmaceuticals, Inc. (f)	422	36
VF Corp.	1,222	75
Viacom, Inc., Class B	2,023	84
Visa, Inc., Class A	6,358	472
Vornado Realty Trust REIT	2,009	201
Wal-Mart Stores, Inc.	10,851	792
Walgreens Boots Alliance, Inc.	5,368	447
Walt Disney Co. (The)	5,284	517
Waste Management, Inc.	1,989	132
Waters Corp. (f)	221	31
Weatherford International PLC (f)	2,296	13
WEC Energy Group, Inc.	1,550	101
Wells Fargo & Co.	20,767	983
Welltower, Inc. REIT	4,397	335
Western Digital Corp.	357	17
Western Union Co. (The)	2,949	57
WestRock Co.	180	7
Weyerhaeuser Co. REIT	10,619	316
Whole Foods Market, Inc.	2,186	70
Williams Cos., Inc. (The)	4,031	87
WP GLIMCHER, Inc. REIT	1,274	14
WPX Energy, Inc. (f)	1,965	18
WW Grainger, Inc.	368	84
Wyndham Worldwide Corp.	208	15
Wynn Resorts Ltd.	420	38
Xcel Energy, Inc.	2,156	97
Xerox Corp.	2,936	28
Xilinx, Inc.	948	44
Xylem, Inc.	978	44
Yahoo!, Inc. (f)	3,349	126
Zimmer Biomet Holdings, Inc.	977	118
Zions Bancorporation	222	6
Zoetis, Inc.	6,694	318
		69,265
Total Common Stocks (Cost $143,299)		169,934

Investment Companies (0.1%)
United States (0.1%)
iShares MSCI Emerging Markets Index Fund	8,000	275
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio (j)	4,948	104
Total Investment Companies (Cost $500)		379

	No. of
	Rights
Rights (0.0%)
Spain (0.0%)
ACS Actividades de Construccion y Servicios SA (f)	1,316	1

United States (0.0%)
Safeway Casa Ley CVR (f)	577	1
Safeway PDC, LLC CVR (f)	577	—	@
		1
Total Rights (Cost $2)		2

		No. of
		Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f) (Cost $2)		1,221	2

		Notional
		Amount
		(000)
Call Options Purchased (0.1%)
China (0.1%)
USD/CNH October 2016 @ CNH 6.75,
Citibank NA		4,590	55
USD/CNH October 2016 @ CNH 6.75,
Goldman Sachs International		3,550	42
USD/CNH October 2016 @ CNH 6.75,
JPMorgan Chase Bank NA		7,490	90
Total Call Options Purchased (Cost $301)			187

		Shares
Short-Term Investments (13.7%)
Investment Company (12.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $44,370)		44,369,755	44,370

		Face
		Amount
		(000)
Sovereign (0.4%)
Argentina (0.4%)
Letras del Banco Central de la Republica Argentina,
25.00%, 1/11/17 – 1/25/17	ARS	18,774	1,092
26.00%, 1/11/17		1,530	89
26.25%, 1/11/17 – 1/18/17		6,390	373
Total Sovereign (Cost $1,601)			1,554

		Face
		Amount
		(000)
U.S. Treasury Securities (1.0%)
U.S. Treasury Bills,
0.22%, 10/20/16 (l)(m)	$210		210
0.26%, 10/20/16 (l)(m)		170	170
0.27%, 10/20/16 (l)(m)		270	270
0.30%, 10/20/16 (l)(m)		410	409
0.33%, 10/20/16 (l)(m)		360	360
0.34%, 10/20/16 (l)(m)		2,300	2,298
Total U.S. Treasury Securities (Cost $3,716)			3,717
Total Short-Term Investments (Cost $49,687)			49,641
Total Investments (100.9%) (Cost $329,526) (n)(o)(p)			362,745
Liabilities in Excess of Other Assets (-0.9%)			(3,042)
Total Written Options Outstanding (-0.0%) (Premiums Received $161)			(42)
Net Assets (100.0%)			$359,661

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security has been deemed illiquid at June 30, 2016.
(h)	Security trades on the Hong Kong exchange.
(i)

At June 30, 2016, the Portfolio held fair valued securities valued at approximately $1,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

For the nine months ended June 30, 2016, the cost of purchases of Morgan Stanley Institutional Fund, Inc. -Emerging Markets Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $132,000. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio.

(k)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $14,000 relating to the Portfolio’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at June 30, 2016.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)

The approximate fair value and percentage of net assets, $92,537,000 and 25.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(o)

Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(p)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $49,607,000 and the aggregate gross unrealized depreciation is approximately $16,388,000 resulting in net unrealized appreciation of approximately $33,219,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at June 30, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Citibank NA	4,590	USD/CNH (Premiums received $49)	CHN	7.25	Oct-16	$(12)
Goldman Sachs International	3,550	USD/CNH (Premiums received $39)	7.25		Oct-16	(10)
JPMorgan Chase Bank NA	7,490	USD/CNH (Premiums received $73)	7.25		Oct-16	(20)
						$(42)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group		$6	JPY	667	7/8/16	$— @
Australia and New Zealand Banking Group		$870	NZD	1,221	7/8/16	2
Citibank NA	JPY	60,670		$581	7/8/16	(7)
Citibank NA		$157	EUR	138	7/8/16	(4)
Citibank NA		$755	EUR	663	7/8/16	(19)
Citibank NA		$797	EUR	710	7/8/16	(9)
Citibank NA	ZAR	14,906		$1,004	7/8/16	(8)
HSBC Bank PLC	BRL	4,438		$1,215	7/8/16	(165)
HSBC Bank PLC	CAD	788	MXN	11,200	7/8/16	2
HSBC Bank PLC	CAD	839		$645	7/8/16	(5)
HSBC Bank PLC	EUR	582	NOK	5,400	7/8/16	(1)
HSBC Bank PLC	EUR	13		$15	7/8/16	— @
HSBC Bank PLC	EUR	341		$381	7/8/16	3
HSBC Bank PLC	EUR	789		$900	7/8/16	25
HSBC Bank PLC	GBP	83	EUR	109	7/8/16	10
HSBC Bank PLC	GBP	2		$3	7/8/16	— @
HSBC Bank PLC	GBP	95		$139	7/8/16	12
HSBC Bank PLC	MXN	11,800	JPY	70,079	7/8/16	33
HSBC Bank PLC	MXN	48,467		$2,623	7/8/16	(28)
HSBC Bank PLC	PLN	1,864		$492	7/8/16	20
HSBC Bank PLC	SEK	2,850	EUR	307	7/8/16	4
HSBC Bank PLC		$33	CAD	42	7/8/16	(— @)
HSBC Bank PLC		$16	GBP	11	7/8/16	(1)
HSBC Bank PLC		$70	JPY	7,298	7/8/16	1
HSBC Bank PLC		$32	JPY	3,408	7/8/16	1
HSBC Bank PLC		$1,402	KRW	1,658,797	7/8/16	38
HSBC Bank PLC		$930	MXN	17,646	7/8/16	35
HSBC Bank PLC		$392	MYR	1,600	7/8/16	4
HSBC Bank PLC		$788	NOK	6,547	7/8/16	(6)
HSBC Bank PLC		$1,035	NZD	1,457	7/8/16	5
HSBC Bank PLC		$991	SEK	8,237	7/8/16	(17)
HSBC Bank PLC	ZAR	11,580		$732	7/8/16	(53)
JPMorgan Chase Bank NA	EUR	652	CHF	720	7/8/16	14
JPMorgan Chase Bank NA	EUR	591	PLN	2,600	7/8/16	3
JPMorgan Chase Bank NA	EUR	710		$782	7/8/16	(6)
JPMorgan Chase Bank NA	GBP	455		$638	7/8/16	33
JPMorgan Chase Bank NA	PLN	4,914		$1,244	7/8/16	(1)
JPMorgan Chase Bank NA		$216	CHF	214	7/8/16	3
JPMorgan Chase Bank NA		$375	DKK	2,500	7/8/16	(2)
JPMorgan Chase Bank NA		$351	NZD	500	7/8/16	6
JPMorgan Chase Bank NA		$247	SGD	340	7/8/16	6
JPMorgan Chase Bank NA		$367	THB	13,100	7/8/16	6
JPMorgan Chase Bank NA		$205	TRY	613	7/8/16	7
JPMorgan Chase Bank NA	ZAR	13,263		$873	7/8/16	(27)
UBS AG	EUR	1,348		$1,504	7/8/16	8
UBS AG	EUR	407		$452	7/8/16	— @
UBS AG	GBP	415	EUR	545	7/8/16	52
UBS AG	GBP	819		$1,199	7/8/16	109
UBS AG	NZD	1,900	EUR	1,142	7/8/16	(89)
UBS AG	NZD	3,891		$2,607	7/8/16	(171)
UBS AG		$527	AUD	733	7/8/16	20

UBS AG		$4,992	EUR	4,476	7/8/16	(24)
UBS AG		$874	EUR	773	7/8/16	(16)
UBS AG		$1,994	GBP	1,398	7/8/16	(133)
UBS AG		$4,157	JPY	456,328	7/8/16	263
UBS AG		$140	MXN	2,629	7/8/16	4
UBS AG		$655	PLN	2,625	7/8/16	10
Bank of America NA	CHF	4,520		$4,681	7/21/16	48
Bank of America NA	EUR	3,227		$3,601	7/21/16	19
Bank of America NA	EUR	459		$510	7/21/16	(— @)
Bank of America NA	GBP	609		$857	7/21/16	46
Bank of America NA	JPY	187,989		$1,811	7/21/16	(10)
Bank of America NA	JPY	31,388		$306	7/21/16	2
Bank of America NA	NOK	3,381		$400	7/21/16	(4)
Bank of America NA	PLN	1,412		$354	7/21/16	(4)
Bank of America NA	PLN	2,889		$728	7/21/16	(4)
Bank of America NA		$741	EUR	672	7/21/16	6
Bank of America NA		$129	GBP	97	7/21/16	(— @)
Bank of America NA		$7,525	SEK	63,325	7/21/16	(35)
Bank of Montreal	AUD	185		$135	7/21/16	(3)
Bank of Montreal	CAD	2,472		$1,896	7/21/16	(17)
Bank of Montreal	GBP	502		$707	7/21/16	38
Bank of Montreal		$94	CAD	122	7/21/16	— @
Bank of Montreal		$93	CAD	122	7/21/16	1
Bank of Montreal		$93	CAD	122	7/21/16	1
Bank of Montreal		$46	ILS	179	7/21/16	— @
Bank of Montreal		$542	JPY	55,633	7/21/16	(3)
Bank of New York Mellon	CHF	671		$695	7/21/16	7
Bank of New York Mellon		$128	GBP	97	7/21/16	1
Bank of New York Mellon		$76	SEK	643	7/21/16	(— @)
Barclays Bank PLC	AUD	8,050		$5,875	7/21/16	(125)
Barclays Bank PLC	EUR	907		$1,012	7/21/16	5
Barclays Bank PLC	EUR	1,617		$1,798	7/21/16	2
Barclays Bank PLC	IDR	142,426		$11	7/21/16	(— @)
Barclays Bank PLC		$359	AUD	489	7/21/16	6
Barclays Bank PLC		$1,725	EUR	1,557	7/21/16	4
Barclays Bank PLC		$130	INR	8,832	7/21/16	— @
BNP Paribas SA	CLP	807		$1	7/21/16	(— @)
BNP Paribas SA		$58	CHF	57	7/21/16	(— @)
BNP Paribas SA		$59	CHF	57	7/21/16	(— @)
BNP Paribas SA		$58	CHF	57	7/21/16	— @
BNP Paribas SA		$45	ILS	175	7/21/16	— @
Citibank NA	CHF	4,247		$4,422	7/21/16	68
Citibank NA	CHF	1,011		$1,052	7/21/16	15
Citibank NA	EUR	1,617		$1,827	7/21/16	31
Citibank NA	EUR	532		$594	7/21/16	3
Citibank NA	EUR	255		$282	7/21/16	(— @)
Citibank NA	GBP	1,956		$2,752	7/21/16	148
Citibank NA	JPY	152,134		$1,466	7/21/16	(8)
Citibank NA	JPY	15,535		$151	7/21/16	— @
Citibank NA	NOK	9,183		$1,086	7/21/16	(12)
Citibank NA	THB	30,597		$868	7/21/16	(3)
Citibank NA		$1,858	CHF	1,779	7/21/16	(35)
Citibank NA		$4,051	EUR	3,552	7/21/16	(107)
Citibank NA		$7,801	GBP	5,240	7/21/16	(825)
Citibank NA		$133	GBP	97	7/21/16	(4)
Citibank NA		$5,243	JPY	554,633	7/21/16	130
Citibank NA		$4,417	SEK	36,369	7/21/16	(116)
Citibank NA		$1,060	SEK	8,737	7/21/16	(27)
Citibank NA		$5,395	SEK	45,406	7/21/16	(25)
Citibank NA		$376	SEK	3,195	7/21/16	2
Citibank NA		$350	THB	12,375	7/21/16	2

Citibank NA		$1,053	THB	37,126	7/21/16	4
Commonwealth Bank of Australia	AUD	11,419		$8,335	7/21/16	(176)
Commonwealth Bank of Australia		$221	AUD	299	7/21/16	2
Commonwealth Bank of Australia		$223	AUD	299	7/21/16	— @
Commonwealth Bank of Australia		$393	AUD	528	7/21/16	1
Credit Suisse International	CHF	723		$748	7/21/16	8
Credit Suisse International	EUR	4,670		$5,212	7/21/16	26
Credit Suisse International	EUR	929		$1,029	7/21/16	(3)
Credit Suisse International	GBP	736		$983	7/21/16	3
Credit Suisse International	MXN	7,729		$405	7/21/16	(17)
Credit Suisse International	MYR	369		$89	7/21/16	(2)
Credit Suisse International	NZD	1,869		$1,303	7/21/16	(31)
Credit Suisse International	THB	20,305		$574	7/21/16	(4)
Credit Suisse International		$220	AUD	300	7/21/16	3
Credit Suisse International		$448	GBP	338	7/21/16	2
Credit Suisse International		$469	ILS	1,818	7/21/16	3
Credit Suisse International		$608	MXN	11,242	7/21/16	6
Credit Suisse International		$164	MYR	671	7/21/16	2
Credit Suisse International		$166	MYR	673	7/21/16	1
Credit Suisse International		$358	NZD	511	7/21/16	7
Credit Suisse International		$23	NZD	33	7/21/16	— @
Credit Suisse International		$129	SGD	176	7/21/16	1
Credit Suisse International		$130	SGD	176	7/21/16	— @
Credit Suisse International		$130	SGD	176	7/21/16	1
Credit Suisse International		$119	THB	4,196	7/21/16	1
Credit Suisse International		$119	THB	4,208	7/21/16	— @
Credit Suisse International		$119	THB	4,196	7/21/16	— @
Credit Suisse International	ZAR	648		$42	7/21/16	(2)
Goldman Sachs International	CHF	718		$743	7/21/16	8
Goldman Sachs International	EUR	983		$1,097	7/21/16	6
Goldman Sachs International	EUR	1,075		$1,211	7/21/16	17
Goldman Sachs International	EUR	824		$917	7/21/16	2
Goldman Sachs International	GBP	874		$1,230	7/21/16	66
Goldman Sachs International	HKD	7,787		$1,004	7/21/16	(— @)
Goldman Sachs International	HUF	4,523		$16	7/21/16	— @
Goldman Sachs International	JPY	82,920		$799	7/21/16	(4)
Goldman Sachs International	JPY	43,771		$424	7/21/16	(— @)
Goldman Sachs International	RUB	22,207		$345	7/21/16	(1)
Goldman Sachs International		$238	HKD	1,850	7/21/16	— @
Goldman Sachs International		$238	HKD	1,850	7/21/16	— @
Goldman Sachs International		$239	HKD	1,855	7/21/16	— @
Goldman Sachs International		$547	JPY	55,467	7/21/16	(9)
Goldman Sachs International		$544	JPY	55,467	7/21/16	(6)
Goldman Sachs International		$23	NZD	33	7/21/16	— @
Goldman Sachs International		$23	NZD	33	7/21/16	— @
Goldman Sachs International		$4,264	RUB	283,726	7/21/16	155
Goldman Sachs International		$152	RUB	9,973	7/21/16	3
Goldman Sachs International		$152	RUB	9,973	7/21/16	3
Goldman Sachs International		$154	RUB	10,003	7/21/16	2
JPMorgan Chase Bank NA	AUD	928		$677	7/21/16	(14)
JPMorgan Chase Bank NA	CHF	3,644		$3,774	7/21/16	38
JPMorgan Chase Bank NA	EUR	310		$341	7/21/16	(2)
JPMorgan Chase Bank NA	GBP	255		$358	7/21/16	19
JPMorgan Chase Bank NA	JPY	79,141		$763	7/21/16	(4)
JPMorgan Chase Bank NA	TRY	175		$59	7/21/16	(2)
JPMorgan Chase Bank NA	TWD	3,080		$95	7/21/16	(— @)
JPMorgan Chase Bank NA		$1,846	CHF	1,779	7/21/16	(22)
JPMorgan Chase Bank NA		$752	EUR	672	7/21/16	(5)
JPMorgan Chase Bank NA		$1,062	KRW	1,241,594	7/21/16	16
JPMorgan Chase Bank NA		$163	MYR	671	7/21/16	3
JPMorgan Chase Bank NA		$1,084	NZD	1,534	7/21/16	11

JPMorgan Chase Bank NA		$2,938	SEK	24,726	7/21/16	(14)
Northern Trust Company		$296	SGD	401	7/21/16	2
State Street Bank and Trust Co.	DKK	435		$65	7/21/16	— @
State Street Bank and Trust Co.	JPY	171,016		$1,648	7/21/16	(9)
State Street Bank and Trust Co.		$1,084	AUD	1,466	7/21/16	9
State Street Bank and Trust Co.		$747	EUR	674	7/21/16	2
UBS AG	BRL	5,023		$1,567	7/21/16	11
UBS AG	CHF	4,332		$4,487	7/21/16	46
UBS AG	DKK	3,365		$505	7/21/16	3
UBS AG	GBP	943		$1,327	7/21/16	71
UBS AG	GBP	245		$324	7/21/16	(3)
UBS AG	KRW	2,706,748		$2,296	7/21/16	(54)
UBS AG	MXN	17,206		$902	7/21/16	(38)
UBS AG		$1,317	BRL	4,645	7/21/16	122
UBS AG		$705	KRW	814,042	7/21/16	1
UBS AG		$350	KRW	413,865	7/21/16	9
UBS AG		$605	SGD	819	7/21/16	3
UBS AG	ZAR	183		$12	7/21/16	(1)
Citibank NA	CNH	42,378		$6,372	9/22/16	33
Citibank NA		$3,327	CNH	21,914	9/22/16	(49)
Citibank NA		$736	CNH	4,852	9/22/16	(10)
JPMorgan Chase Bank NA	CNH	43,319		$6,517	9/22/16	37
JPMorgan Chase Bank NA	CNH	2,044		$314	9/22/16	8
JPMorgan Chase Bank NA	CNH	89,198		$13,630	9/22/16	288
JPMorgan Chase Bank NA	CNH	3,886		$595	9/22/16	13
JPMorgan Chase Bank NA		$13,508	CNH	88,341	9/22/16	(294)
JPMorgan Chase Bank NA		$6,660	CNH	43,803	9/22/16	(108)
JPMorgan Chase Bank NA		$3,320	CNH	21,914	9/22/16	(42)
Citibank NA	CNH	35,621		$5,403	3/16/17	127
Citibank NA		$5,342	CNH	35,621	3/16/17	(66)
Citibank NA	CNH	23,577		$3,473	5/11/17	(8)
Citibank NA	CNH	23,648		$3,482	5/11/17	(10)
Citibank NA	CNH	76,741		$11,444	5/11/17	114
Citibank NA		$397	CNH	2,674	5/11/17	(3)
JPMorgan Chase Bank NA	CNH	23,577		$3,491	5/11/17	10
						$(519)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$290	Jul-16	$10
CAC 40 Index (France)	7	329	Jul-16	7
U.S. Dollar Index (United States)	75	7,215	Sep-16	181
MSCI Emerging Market E Mini (United States)	58	2,421	Sep-16	(3)
MSCI Singapore Free Index (Singapore)	42	989	Jul-16	47
NIKKEI 225 Index (Japan)	25	1,905	Sep-16	(53)
OMXS 30 (Sweden)	19	296		10
S&P 500 E Mini Index (United States)	606	63,333	Sep-16	282
U.S. Treasury 2 yr. Note (United States)	54	11,844	Sep-16	75
U.S. Treasury 5 yr. Note (United States)	97	11,850	Sep-16	218
U.S. Treasury Ultra Long Bond (United States)	1	146	Sep-16	5

Short:
ASX Spi 200 Index (Australia)	13	(1,254)	Sep-16	2
Brent Crude Futures (United Kingdom)	20	(994)	Jul-16	(17)
Copper Futures (United States)	21	(1,153)	Sep-16	(13)
Euro Stoxx 50 Index (Germany)	334	(10,582)	Sep-16	(4)
German Euro Bund (Germany)	17	(3,153)	Sep-16	(42)
Hang Seng Index (Hong Kong)	5	(675)	Jul-16	(5)
S&P TSX 60 Index (Canada)	11	(1,387)	Sep-16	(5)
U.S. Treasury 10 yr. Note (United States)	81	(10,772)	Sep-16	(238)
U.S. Treasury Long Bond (United States)	28	(4,826)	Sep-16	(277)
U.S. Treasury Ultra Bond (United States)	8	(1,491)	Sep-16	(91)
				$89

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment (Received) (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†

Barclays Bank PLC
Russian Federation	Sell	$2,912	1.00%	6/20/21	$(244)	$68	$(176)	BB+

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month BBSW	Pay	2.50%	5/6/26	AUD	3,016	$66
Barclays Bank PLC	3 Month STIBOR	Receive	1.34	10/12/25	SEK	4,398	(39)
Barclays Bank PLC	3 Month STIBOR	Receive	1.37	10/14/25		4,151	(38)
BNP Paribas SA	3 Month STIBOR	Receive	1.34	10/12/25		4,694	(41)
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25		11,482	(94)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		5,855	(52)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		10,530	(100)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		3,418	(31)
Citibank NA	6 Month BBSW	Pay	2.51	5/6/26	AUD	3,009	68
Goldman Sachs International	3 Month STIBOR	Receive	1.29	10/7/25	SEK	3,096	(26)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		3,301	(31)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.25	10/6/25		8,119	(64)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		11,000	(91)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		6,633	(58)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		7,673	(72)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.55	5/5/26	AUD	3,009	75
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.44	5/20/26		5,281	95
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$7,400	(228)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.29	3/7/21		6,160	(111)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		3,400	(361)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.80	3/14/26		8,220	(356)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.66	4/6/26		10,960	(304)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Pay	1.61	4/13/26		16,730	519
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.76	4/26/26		760	(28)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.62	5/13/26		8,200	(186)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.58	5/23/26	EUR	3,341	(87)
Morgan Stanley & Co., LLC*	3 Month EURIBOR	Receive	0.46	6/14/26		40,372	(293)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.50	6/16/26		$980	(9)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.38	6/30/26	EUR	425	(1)
							$(1,878)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	U.S. Apartment REITs††	$5,885	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	$(240)
Bank of America NA	U.S. Apartment REITs††	350	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	(6)
Barclays Bank PLC	MSCI Emerging Market Index	21,533	3 Month USD LIBOR minus 0.08%	Receive	3/3/17	851
Citibank NA	U.S. Media Index††	7,279	3 Month USD LIBOR minus 0.15%	Pay	2/8/17	(343)
Goldman Sachs International	USD Liquid High Yield Index	5,270	3 Month USD LIBOR plus 0.64%	Receive	12/23/16	110
Goldman Sachs International	U.S. Consumer Staples Index††	2,263	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(94)
Goldman Sachs International	Global Aerospace Index††	5,871	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	(40)
Goldman Sachs International	Global Aerospace Index††	4,010	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	17
Goldman Sachs International	Global Aerospace Index††	1,967	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	(6)
Goldman Sachs International	Iron Ore Index††	815	3 Month USD LIBOR minus 0.65%	Pay	5/15/17	(87)
JPMorgan Chase Bank NA	Chinese Internets††	2,193	3 Month USD LIBOR minus 0.01%	Pay	5/10/17	(105)
						$57

††                         See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Apartment REITs as of June 30, 2016.

Security Description	Index Weight
U.S. Apartment REITs
Apartment Investment & Management Co.	6.76%
AvalonBay Communities, Inc.	24.00
Camden Property Trust	7.45
Equity Residential	24.39
Essex Property Trust, Inc.	14.59
Independence Realty Trust, Inc.	0.32
Mid-America Apartment Communities, Inc.	7.81
Monogram Residential Trust, Inc.	1.29
Post Propertie,s Inc.	3.78
UDR, Inc.	9.61
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of June 30, 2016.

Security Description	Index Weight
U.S. Media Index
CBS Corp.	3.86%
Charter Communications, Inc.	7.92
Comcast Corp.	25.72
Discovery Communications, Inc.	1.06
Discovery Communications, Inc.	0.61
DISH Network Corp.	1.88
Interpublic Group of Cos, Inc. (The)	1.51
Liberty Braves Group	0.05
Liberty Braves Group	0.02
Liberty Global PLC	2.84
Liberty Global PLC	1.19
Liberty Global PLC LiLAC	0.40
Liberty Global PLC LiLAC	0.17
Liberty Media Group	0.15
Liberty Media Group	0.07
Liberty SiriusXM Group	1.00
Liberty SiriusXM Group	0.46
News Corp.	0.69
Omnicom Group, Inc.	3.17
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.53
TEGNA, Inc.	0.80
Time Warner, Inc.	9.61
Twenty-First Century Fox, Inc.	5.29
Twenty-First Century Fox, Inc.	1.92
Viacom, Inc.	2.30
Walt Disney Co. (The)	25.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of June 30, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	6.94%
Archer-Daniels-Midland Co.	1.31
Brown-Forman Corp.	0.52
Campbell Soup Co.	0.61
Church & Dwight Co., Inc.	0.69
Clorox Co. (The)	0.92
Coca-Cola Co. (The)	9.10
Coca-Cola European Partners PLC	0.38
Colgate-Palmolive Co.	3.37
ConAgra Foods, Inc.	1.06
Constellation Brands, Inc.	1.47
Costco Wholesale Corp.	3.52
CVS Health Corp.	5.44
Dr. Pepper Snapple Group, Inc.	0.94
Estee Lauder Cos, Inc. (The)	1.04
General Mills, Inc.	2.19
Hershey Co. (The)	0.84
Hormel Foods Corp.	0.51
JM Smucker Co. (The)	0.93
Kellogg Co.	1.07
Kimberly-Clark Corp.	2.56
Kraft Heinz Co. (The)	2.70
Kroger Co. (The)	1.84
McCormick & Co., Inc.	0.64
Mead Johnson Nutrition Co.	0.87
Molson Coors Brewing Co.	0.94
Mondelez International, Inc.	3.71
Monster Beverage Corp.	1.23
PepsiCo, Inc.	7.92
Philip Morris International, Inc.	8.09
Procter & Gamble Co. (The)	11.82
Reynolds American, Inc.	2.29
Sysco Corp.	1.37
Tyson Foods, Inc.	1.01
Walgreens Boots Alliance, Inc.	3.72
Wal-Mart Stores, Inc.	5.88
Whole Foods Market, Inc.	0.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of June 30, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus Group SE	19.44%
B/E Aerospace, Inc.	2.08
Boeing Co. (The)	37.73
KLX, Inc.	0.73
Rolls-Royce Holdings PLC	7.41
Safran SA	12.23
Spirit AeroSystems Holdings, Inc.	4.67
Thales SA	3.73
TransDigm Group, Inc.	6.19
Zodiac Aerospace	5.79
100.00%

The following table represents the equity basket holdings underlying the total return swap with Iron Ore Index as of June 30, 2016.

Security Description	Index Weight
Iron Ore Index
African Rainbow Minerals Ltd.	0.95%
Assore Ltd.	0.33
BHP Billiton Ltd.	39.37
Ferrexpo PLC	0.10
Fortescue Metals Group Ltd.	6.93
Kumba Iron Ore Ltd.	1.47
Rio Tinto PLC	37.46
Vale SA	13.39
100.00%

The following table represents the equity basket holdings underlying the total return swap with Chinese Internets as of June 30, 2016.

Security Description	Index Weight
Chinese Internets
Alibaba Group Holding Ltd.	35.07%
Baidu, Inc.	9.92
Ctrip.com International Ltd.	3.29
JD.com, Inc.	5.29
Kingsoft Corp. Ltd.	0.45
NetEase, Inc.	4.49
New Oriental Education & Technology Group	1.15
Sohu.com, Inc.	0.25
TAL Education Group	0.88
Tencent Holdings Ltd.	38.04
Vipshop Holdings Ltd.	1.17
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW		Australia’s Bank Bill Swap
EURIBOR		Euro Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNH	–	Chinese Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.8%
Fixed Income Securities	39.3
Short-Term Investments	13.7
Other*	0.2
Total Investments	100.0	%**

*                                         Industries and/or investment types representing less than 5% of total investments.

**                                  Does not include open call options written with a value of approximately $42,000.Does not include open long/short futures contracts with an underlying face amount of approximately $136,905,000 with net unrealized appreciation of approximately $89,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $519,000 and does not include open swap agreements with net unrealized depreciation of approximately $1,753,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (54.1%)
Agency Fixed Rate Mortgages (5.4%)
United States (5.4%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45	$52		$55
July TBA:
3.00%, 8/1/46 (a)		280	290
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 – 11/1/44		59	63
July TBA:
2.50%, 7/1/31 (a)		50	52
3.00%, 7/1/31 (a)		52	54
3.50%, 7/1/31 (a)		100	106
Government National Mortgage Association,
July TBA:
3.50%, 7/20/46 (a)		160	170
			790
Commercial Mortgage-Backed Securities (1.2%)
United States (1.2%)
GS Mortgage Securities Trust
4.93%, 8/10/46 (b)(c)		70	64
Wells Fargo Commercial Mortgage Trust
4.24%, 5/15/48 (b)		51	40
WF-RBS Commercial Mortgage Trust,
4.27%, 5/15/45 (b)(c)		40	35
4.63%, 8/15/46 (b)(c)		35	31
			170
Corporate Bonds (11.3%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.
5.13%, 9/10/19	EUR	50	63
Transurban Finance Co., Pty Ltd.
4.13%, 2/2/26 (c)	$25		27
			90
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/36		25	28

France (0.4%)
BNP Paribas SA
5.00%, 1/15/21		50	56

Italy (0.4%)
UniCredit SpA
4.25%, 7/29/16	EUR	50	56

Netherlands (0.8%)
ABN Amro Bank N.V.
3.63%, 10/6/17		50	58

Cooperatieve Rabobank UA
3.75%, 11/9/20	50		62
			120
United Kingdom (0.7%)
Barclays Bank PLC
6.00%, 1/23/18	50		60
Diageo Capital PLC
1.50%, 5/11/17	$50		50
			110
United States (8.2%)
Actavis Funding SCS
3.80%, 3/15/25	50		52
Apple, Inc.
4.45%, 5/6/44	25		27
AT&T, Inc.
6.30%, 1/15/38	50		60
Bank of America Corp.
5.70%, 1/24/22	50		58
Baxalta, Inc.
4.00%, 6/23/25	25		26
Boston Properties LP
3.85%, 2/1/23	50		54
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25 (c)	25		27
Citigroup, Inc.
5.50%, 9/13/25	50		56
Deutsche Bank AG,
Series 0002
0.00%, 3/17/17 (c)	—	@	15
General Motors Financial Co., Inc.
4.30%, 7/13/25	30		31
Gilead Sciences, Inc.
3.65%, 3/1/26	25		27
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/37	50		62
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (c)	5		5
HSBC USA, Inc.
3.50%, 6/23/24	100		103
JPMorgan Chase & Co.
2.70%, 5/18/23	50		51
McDonald’s Corp.,
MTN
3.38%, 5/26/25	50		53
Merck & Co., Inc.
2.80%, 5/18/23	50		53
Monongahela Power Co.
5.40%, 12/15/43 (c)	50		63
MPLX LP
4.00%, 2/15/25	50		46
NBC Universal Media LLC
4.38%, 4/1/21	50		56
Omnicom Group, Inc.
3.63%, 5/1/22	50		53
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	50		65

UnitedHealth Group, Inc.
2.88%, 3/15/23	25		26
Verizon Communications, Inc.
3.50%, 11/1/24	25		27
Visa, Inc.
3.15%, 12/14/25	25		27
Wal-Mart Stores, Inc.
2.55%, 4/11/23	25		26
Wells Fargo & Co.,
Series M
3.45%, 2/13/23	50		52
			1,201
			1,661
Sovereign (27.3%)
Argentina (1.1%)
Argentine Republic Government International Bond
7.50%, 4/22/26 (c)	150		163

Australia (0.4%)
Australia Government Bond
3.25%, 4/21/25	AUD	80	66

Austria (0.3%)
Austria Government Bond
1.20%, 10/20/25 (c)	EUR	30	37

Belgium (0.9%)
Belgium Government Bond, 0.80%, 6/22/25 (c)		115	136

Brazil (0.6%)
Brazil Letras do Tesouro Nacional
0.00%, 1/1/19	BRL	400	93

Canada (1.8%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	28	23
3.25%, 6/1/21		280	244
			267
France (1.7%)
France Government Bond OAT,
0.50%, 5/25/25	EUR	100	115
3.25%, 5/25/45	45		79
5.50%, 4/25/29	30		55
			249
Germany (1.7%)
Bundesrepublik Deutschland,
1.00%, 8/15/25	130		160
4.25%, 7/4/39	25		53
4.75%, 7/4/34	15		30
			243

Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 - 2/24/42 (d)	EUR	40	35

Hungary (0.4%)
Hungary Government International Bond
5.75%, 11/22/23		$50	57

Ireland (0.1%)
Ireland Government Bond
5.40%, 3/13/25	EUR	10	16

Italy (2.1%)
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25		130	148
1.65%, 3/1/32 (c)		30	33
2.35%, 9/15/24 (c)		80	103
5.00%, 9/1/40		10	17
			301
Japan (7.4%)
Japan Government Ten Year Bond,
0.50%, 9/20/24	JPY	36,000	372
1.70%, 6/20/18		31,000	312
Japan Government Thirty Year Bond
2.00%, 9/20/40		28,900	405
			1,089
Mexico (1.1%)
Mexican Bonos
10.00%, 12/5/24	MXN	2,100	148
Petroleos Mexicanos
6.38%, 1/23/45		$10	10
			158
Netherlands (0.4%)
Netherlands Government Bond
0.25%, 7/15/25 (c)	EUR	50	57

New Zealand (0.8%)
New Zealand Government Bond,
4.50%, 4/15/27	NZD	50	43
5.50%, 4/15/23		80	69
			112
Poland (0.6%)
Poland Government Bond,
2.50%, 7/25/26	PLN	340	83
4.00%, 10/25/23		30	9
			92
Romania (0.4%)
Romania Government Bond,
4.75%, 2/24/25	RON	60	16
5.85%, 4/26/23		130	38
			54

South Africa (1.1%)
South Africa Government Bond
8.00%, 1/31/30	ZAR	2,600	160

Spain (0.9%)
Spain Government Bond
2.15%, 10/31/25 (c)	EUR	60	72
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	40		46
1.80%, 11/30/24 (c)	10		12
			130
United Kingdom (3.3%)
United Kingdom Gilt,
2.00%, 9/7/25	GBP	20	29
2.75%, 9/7/24	130		199
4.25%, 6/7/32 - 9/7/39	135		261
			489
			4,004
U.S. Treasury Securities (8.9%)
United States (8.9%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$20	21
3.50%, 2/15/39	165		208
U.S. Treasury Inflation Indexed Bonds,
0.25%, 1/15/25	172		175
0.63%, 1/15/26	399		421
U.S. Treasury Notes,
1.38%, 1/31/21	70		71
2.13%, 5/15/25	110		116
2.38%, 6/30/18	290		300
			1,312
Total Fixed Income Securities (Cost $7,556)			7,937

	Shares	Value (000)
Common Stocks (25.7%)
Australia (1.7%)
Ansell Ltd.	438	6
APA Group	600	4
ARB Corp., Ltd.	1,214	15
AusNet Services	974	1
Automotive Holdings Group Ltd.	3,381	10
BlueScope Steel Ltd.	3,006	14
BWP Trust REIT	4,859	13
Challenger Ltd.	2,323	15
Downer EDI Ltd.	2,717	8
DUET Group	6,545	12
Goodman Group REIT	862	5
GPT Group REIT	1,161	5
GrainCorp Ltd.	1,336	9
Invocare Ltd.	930	9
IOOF Holdings Ltd.	3,470	20
JB Hi-Fi Ltd.	645	12
Macquarie Atlas Roads Group	228	1

Oil Search Ltd.	1,443	7
Perpetual Ltd.	604	19
Primary Health Care Ltd.	2,099	6
Scentre Group REIT	1,969	7
Shopping Centres Australasia Property Group REIT	8,013	14
Sims Metal Management Ltd.	1,003	6
Spark Infrastructure Group	6,180	11
Stockland REIT	1,343	5
Sydney Airport	595	3
Transurban Group	1,054	9
Westfield Corp. REIT	694	6
		252
Belgium (0.4%)
Anheuser-Busch InBev N.V.	332	44
Cofinimmo SA REIT	43	5
Elia System Operator SA	19	1
KBC Groep N.V. (e)	174	9
		59
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	200	2

Canada (1.4%)
Alimentation Couche-Tard, Inc.	100	4
ARC Resources Ltd.	100	2
Bank of Montreal	100	6
Bank of Nova Scotia	200	10
Barrick Gold Corp.	100	2
Blackberry Ltd. (e)	100	1
Brookfield Asset Management, Inc., Class A	100	3
Brookfield Business Partners LP (e)	2	—	@
Cameco Corp.	100	1
Canadian Imperial Bank of Commerce	100	8
Canadian National Railway Co.	100	6
Canadian Natural Resources Ltd.	200	6
Cenovus Energy, Inc.	100	1
Cominar Real Estate Investment Trust REIT	400	5
Enbridge, Inc.	600	25
Encana Corp.	200	2
First Quantum Minerals Ltd.	100	1
Fortis, Inc.	300	10
Goldcorp, Inc.	200	4
H&R Real Estate Investment Trust REIT	200	4
Husky Energy, Inc.	102	1
Imperial Oil Ltd.	100	3
Inter Pipeline Ltd.	300	6
Keyera Corp.	100	3
Magna International, Inc.	100	4
Manulife Financial Corp.	300	4
Pembina Pipeline Corp.	300	9
Potash Corp. of Saskatchewan, Inc.	100	2
Power Corp. of Canada	100	2
PrairieSky Royalty Ltd.	4	—	@
RioCan REIT	200	5
Rogers Communications, Inc., Class B	100	4
Royal Bank of Canada	200	12
Shaw Communications, Inc., Class B	100	2
Silver Wheaton Corp.	100	2
Sun Life Financial, Inc.	100	3

Suncor Energy, Inc.	200	6
Teck Resources Ltd., Class B	100	1
Toronto-Dominion Bank (The)	100	4
TransCanada Corp.	500	23
Veresen, Inc.	200	2
		199
China (0.1%)
Beijing Enterprises Holdings Ltd. (f)	500	3
China Gas Holdings Ltd. (f)	2,000	3
Global Logistic Properties Ltd.	1,700	2
Hanergy Thin Film Power Group Ltd. (e)(f)(g)(h)	2,000	—	@
Hutchison Port Holdings Trust (Units) (i)	3,100	2
		10
Denmark (0.1%)
DSV A/S	120	5
ISS A/S	167	6
		11
Finland (0.2%)
Kone Oyj, Class B	196	9
Nokia Oyj	1,670	9
Sampo Oyj, Class A	267	11
UPM-Kymmene Oyj	376	7
		36
France (4.0%)
Accor SA	472	18
Aeroports de Paris (ADP)	32	4
Air Liquide SA	173	18
Airbus Group SE	250	15
Atos SE	113	10
AXA SA	757	15
BNP Paribas SA	435	20
Bouygues SA	317	9
Cap Gemini SA	291	25
Carrefour SA	292	7
Cie de Saint-Gobain	885	34
Cie Generale des Etablissements Michelin	99	9
Credit Agricole SA	531	5
Danone SA	271	19
Engie	631	10
Essilor International SA	111	15
Eutelsat Communications SA	91	2
Gecina SA REIT	30	4
Groupe Eurotunnel SE	605	6
Kering	36	6
Klepierre REIT	77	3
L’Oreal SA	103	20
Legrand SA	178	9
LVMH Moet Hennessy Louis Vuitton SE	108	16
Metropole Television SA	52	1
Orange SA	824	14
Pernod Ricard SA	110	12
Peugeot SA (e)	1,373	17
Publicis Groupe SA	119	8
Renault SA	94	7
Rexel SA	284	4

Safran SA	182	12
Sanofi	462	39
Schneider Electric SE	239	14
SES SA	439	10
Societe Generale SA	321	10
Sodexo SA	106	11
Television Francaise 1	171	2
Total SA	836	40
Unibail-Rodamco SE REIT	78	20
Valeo SA	156	7
Vinci SA	706	50
Vivendi SA	556	11
		588
Germany (3.1%)
Adidas AG	107	15
Allianz SE (Registered)	180	26
BASF SE	358	27
Bayer AG (Registered)	322	33
Bayerische Motoren Werke AG	128	9
Commerzbank AG	612	4
Continental AG	50	10
Daimler AG (Registered)	356	21
Deutsche Bank AG (Registered) (e)	609	8
Deutsche Boerse AG	317	26
Deutsche Euroshop AG	74	3
Deutsche Lufthansa AG (Registered)	1,158	14
Deutsche Post AG (Registered)	439	12
Deutsche Telekom AG (Registered)	1,243	21
Deutsche Wohnen AG	133	5
E.ON SE	885	9
Fraport AG Frankfurt Airport Services Worldwide	60	3
Fresenius Medical Care AG & Co., KGaA	105	9
Fresenius SE & Co., KGaA	159	12
Hamburger Hafen und Logistik AG	13	—	@
HeidelbergCement AG	105	8
Henkel AG & Co., KGaA	66	7
Henkel AG & Co., KGaA (Preference)	88	11
Infineon Technologies AG	683	10
Johnson Electric Holdings Ltd. (f)	1,500	3
Linde AG	81	11
Merck KGaA	97	10
Muenchener Rueckversicherungs AG (Registered)	83	14
Porsche Automobil Holding SE (Preference)	95	4
ProSiebenSat.1 Media SE (Registered)	322	14
RWE AG (e)	263	4
SAP SE	358	27
Siemens AG (Registered)	315	32
Stroeer SE & Co. KGaA	29	1
ThyssenKrupp AG	319	6
Volkswagen AG (Preference)	62	8
Vonovia SE	296	11
		448
Hong Kong (0.4%)
Beijing Enterprises Water Group Ltd.	2,000	1
Champion REIT	9,000	5
G-Resources Group Ltd.	4,980	—	@
Great Eagle Holdings Ltd.	2,017	8
Hang Lung Group Ltd.	1,000	3

Hang Lung Properties Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	4,840	9
Hongkong & Shanghai Hotels Ltd. (The)	3,098	3
Hongkong Land Holdings Ltd.	400	2
Hopewell Holdings Ltd.	1,500	5
Kowloon Development Co., Ltd. REIT	6,000	6
Link REIT	1,000	7
New World Development Co., Ltd.	4,235	4
Stella International Holdings Ltd.	1,500	3
		58
Ireland (0.3%)
Bank of Ireland (e)	13,295	3
CRH PLC	626	18
CRH PLC	311	9
Kerry Group PLC, Class A	68	6
Ryanair Holdings PLC	779	10
		46
Italy (0.9%)
Assicurazioni Generali SpA	575	7
Atlantia SpA	1,160	29
Enel SpA	3,036	13
Eni SpA	1,122	18
Ferrari N.V.	42	2
Intesa Sanpaolo SpA	5,479	11
Luxottica Group SpA	115	6
Mediaset SpA	3,553	13
Mediobanca SpA	1,925	11
Rizzoli Corriere Della Sera Mediagroup SpA (e)	28	—	@
Snam SpA	2,676	16
Societa Iniziative Autostradali e Servizi SpA	38	—	@
Telecom Italia SpA (e)	5,754	5
Terna Rete Elettrica Nazionale SpA	780	4
UniCredit SpA	1,997	4
		139
Japan (0.2%)
Japan Real Estate Investment Corp. REIT	1	6
Japan Retail Fund Investment Corp. REIT	2	5
Nippon Building Fund, Inc. REIT	1	6
Tokyo Gas Co., Ltd.	1,000	4
United Urban Investment Corp. REIT	2	4
		25
Mexico (0.0%)
Empresas ICA SAB de CV ADR (e)	100	—	@

Netherlands (1.1%)
Aegon N.V.	1,024	4
Akzo Nobel N.V.	157	10
ArcelorMittal (e)	619	3
ASML Holding N.V.	133	13
Fiat Chrysler Automobiles N.V.	426	2
Heineken N.V.	129	12
ING Groep N.V. CVA	1,532	16
Koninklijke Ahold N.V.	569	13
Koninklijke KPN N.V.	1,951	7
Koninklijke Philips N.V.	488	12

Koninklijke Vopak N.V.	39	2
Randstad Holding N.V.	231	9
RELX N.V.	675	12
Unilever N.V. CVA	636	30
Wolters Kluwer N.V.	279	11
		156
New Zealand (0.0%)
Auckland International Airport Ltd.	523	2

Portugal (0.0%)
EDP - Energias de Portugal SA	2,245	7

Singapore (0.0%)
CapitaLand Ltd.	1,500	3
City Developments Ltd.	500	3
		6
South Africa (0.1%)
SABMiller PLC	142	8

Spain (1.0%)
Abertis Infraestructuras SA	217	3
Amadeus IT Holding SA, Class A	262	11
Banco Bilbao Vizcaya Argentaria SA	2,876	16
Banco de Sabadell SA	2,935	4
Banco Santander SA	5,467	21
CaixaBank SA	1,637	4
Enagas SA	120	4
Ferrovial SA	234	5
Iberdrola SA	2,924	20
Industria de Diseno Textil SA	468	16
Mediaset Espana Comunicacion SA	550	6
Obrascon Huarte Lain SA	21	—	@
Red Electrica Corp., SA	62	6
Repsol SA	728	9
Telefonica SA	1,913	18
		143
Sweden (0.0%)
Castellum AB	206	3

Switzerland (0.2%)
Adecco Group AG (Registered)	287	15
Flughafen Zuerich AG (Registered)	10	2
LafargeHolcim Ltd. (Registered) (e)	145	6
Swiss Prime Site AG (Registered) (e)	38	3
		26
United Kingdom (2.4%)
ARM Holdings PLC	304	5
AstraZeneca PLC	166	10
Aviva PLC	707	4
BAE Systems PLC	932	7
Barclays PLC	2,356	4
BHP Billiton PLC	312	4
BP PLC	2,445	14
British American Tobacco PLC	248	16
British Land Co., PLC REIT	513	4

BT Group PLC	1,276	7
Capital & Counties Properties PLC	569	2
Compass Group PLC	488	9
Diageo PLC	351	10
easyJet PLC	586	8
GlaxoSmithKline PLC	633	14
Glencore PLC	1,632	3
Hammerson PLC REIT	564	4
Henderson Group PLC	571	2
HSBC Holdings PLC	2,327	15
HSBC Holdings PLC (f)	1,232	8
Imperial Brands PLC	166	9
International Consolidated Airlines Group SA	4,734	24
Land Securities Group PLC REIT	369	5
Lloyds Banking Group PLC	7,870	6
National Grid PLC	2,949	43
Next PLC	47	3
Pennon Group PLC	221	3
Prudential PLC	462	8
Reckitt Benckiser Group PLC	103	10
Rio Tinto PLC	186	6
Rolls-Royce Holdings PLC (e)	304	3
Royal Dutch Shell PLC, Class A	957	26
Severn Trent PLC	134	4
Shire PLC	83	5
Taylor Wimpey PLC	1,417	3
Tesco PLC (e)	1,173	3
Unilever PLC	218	10
United Utilities Group PLC	383	5
Vodafone Group PLC	3,442	10
Wolseley PLC	107	6
WPP PLC	379	8
		350
United States (8.1%)
AGL Resources, Inc.	100	7
Alcatel-Lucent SA (e)	1,429	5
Alexandria Real Estate Equities, Inc. REIT	100	10
Allergan PLC (e)	200	46
American Campus Communities, Inc. REIT	100	5
American Capital Agency Corp. REIT	100	2
American Tower Corp. REIT	300	34
American Water Works Co., Inc.	100	8
Annaly Capital Management, Inc. REIT	300	3
Apple, Inc.	100	10
Applied Materials, Inc.	100	2
Aqua America, Inc.	100	4
AT&T, Inc.	100	4
Atmos Energy Corp.	100	8
Bank of America Corp.	100	1
Bank of New York Mellon Corp. (The)	100	4
BB&T Corp.	100	4
Boston Properties, Inc. REIT	300	40
Bristol-Myers Squibb Co.	300	22
Brixmor Property Group, Inc. REIT	200	5
Care Capital Properties, Inc. REIT	25	1
CBRE Group, Inc., Class A (e)	200	5
Celgene Corp. (e)	100	10
CenterPoint Energy, Inc.	200	5
Cheniere Energy, Inc. (e)	100	4

Chevron Corp.	100	10
Cisco Systems, Inc.	100	3
Colgate-Palmolive Co.	100	7
Columbia Pipeline Group, Inc.	200	5
Comcast Corp., Class A	100	6
ConocoPhillips	100	4
Consolidated Edison, Inc.	200	16
Crown Castle International Corp. REIT	400	41
CSX Corp.	100	3
DDR Corp. REIT	300	5
Digital Realty Trust, Inc. REIT	300	33
Dow Chemical Co. (The)	100	5
Duke Realty Corp. REIT	400	11
Eli Lilly & Co.	300	24
EMC Corp.	100	3
Equity Lifestyle Properties, Inc. REIT	100	8
Equity Residential REIT	100	7
Eversource Energy	200	12
Extra Space Storage, Inc. REIT	100	9
Facebook, Inc., Class A (e)	100	11
General Electric Co.	100	3
General Growth Properties, Inc. REIT	500	15
Halliburton Co.	100	4
HCP, Inc. REIT	500	18
Hewlett Packard Enterprise Co.	100	2
Highwoods Properties, Inc. REIT	100	5
Host Hotels & Resorts, Inc. REIT	600	10
Iron Mountain, Inc. REIT	100	4
ITC Holdings Corp.	100	5
Johnson & Johnson	300	36
JPMorgan Chase & Co.	100	6
Kilroy Realty Corp. REIT	100	7
Kimco Realty Corp. REIT	500	16
Kinder Morgan, Inc.	1,000	19
Kroger Co. (The)	100	4
Liberty Property Trust REIT	200	8
Macerich Co. (The) REIT	100	9
Merck & Co., Inc.	300	17
MetLife, Inc.	100	4
Microsoft Corp.	100	5
Mid-America Apartment Communities, Inc. REIT	100	11
Mylan N.V. (e)	200	9
National Health Investors, Inc. REIT	100	7
National Retail Properties, Inc. REIT	100	5
NIKE, Inc., Class B	100	5
NiSource, Inc.	200	5
ONEOK, Inc.	100	5
Oracle Corp.	100	4
PayPal Holdings, Inc. (e)	100	4
PepsiCo, Inc.	100	11
Pfizer, Inc.	900	32
PG&E Corp.	300	19
ProLogis, Inc. REIT	400	20
Public Storage REIT	300	77
Realogy Holdings Corp. (e)	200	6
Realty Income Corp. REIT	300	21
Regency Centers Corp. REIT	100	8
Rite Aid Corp. (e)	100	1
SBA Communications Corp., Class A (e)	100	11
Schlumberger Ltd.	100	8
Sempra Energy	100	11

Simon Property Group, Inc. REIT	300	65
Spectra Energy Corp.	400	15
Texas Instruments, Inc.	100	6
Time Warner, Inc.	100	7
UDR, Inc. REIT	100	4
Union Pacific Corp.	100	9
United Technologies Corp.	100	10
UnitedHealth Group, Inc.	100	14
Ventas, Inc. REIT	300	22
VEREIT, Inc. REIT	800	8
Visa, Inc., Class A	100	7
Vornado Realty Trust REIT	300	30
Welltower, Inc. REIT	200	15
Weyerhaeuser Co. REIT	300	9
Williams Cos., Inc. (The)	400	9
WP Carey, Inc. REIT	100	7
Zoetis, Inc.	200	9
		1,195
Total Common Stocks (Cost $3,977)		3,769

Investment Companies (9.5%)
United States (9.5%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (j)	69,531	662
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (k)	76,964	724
Total Investment Companies (Cost $1,419)		1,386

	Notional Amount (000)	Value (000)
Call Options Purchased (0.0%)
China (0.0%)
USD/CNH October 2016 @ CNH 6.75, Citibank NA	160	$2
USD/CNH October 2016 @ CNH 6.75, Goldman Sachs International	120	2
USD/CNH October 2016 @ CNH 6.75, JPMorgan Chase Bank NA	260	3
Total Call Options Purchased (Cost $10)		7

	Shares	Value (000)
Short-Term Investments (14.6%)
Investment Company (11.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $1,697)	1,696,822	1,697

	Face Amount (000)		Value (000)
Sovereign (0.4%)
Argentina (0.4%)
Letras del Banco Central de la Republica Argentina,
25.00%, 1/11/17 - 1/25/17	ARS	815	47
26.00%, 1/11/17	50		3
26.25%, 1/11/17 - 1/18/17	190		11
Total Sovereign (Cost $63)			61
U.S. Treasury Securities (2.6%)
U.S. Treasury Bills,
0.34%, 10/20/16 (m)(n)	$358		358
0.41%, 10/20/16 (m)(n)	24		24
Total U.S. Treasury Securities (Cost $382)			382
Total Short-Term Investments (Cost $2,142)			2,140
Total Investments (103.9%) (Cost $15,104) (o)(p)(q)			15,239
Liabilities in Excess of Other Assets (-3.3%)			(481)
Total Written Options Outstanding (-0.6%) (Premiums Received $123)			(95)
Net Assets (100.0%)			$14,663

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2016. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)	Security has been deemed illiquid at June 30, 2016.
(h)

At June 30, 2016, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(i)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(j)

For the nine months ended June 30, 2016, the cost of purchases of Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $108,000. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

(k)

For the nine months ended June 30, 2016, the cost of purchases and the proceeds from sales of Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $318,000 and $57,000, respectively, including net realized gains of approximately $4,000. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(l)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(m)	Rate shown is the yield to maturity at June 30, 2016.
(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)

Securities are available for collateral in connection with securities purchased on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(p)

The approximate fair value and percentage of net assets, $2,378,000 and 16.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(q)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $652,000 and the aggregate gross unrealized depreciation is approximately $517,000 resulting in net unrealized appreciation of approximately $135,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

Call Options Written:

The Portfolio had the following call options written open at June 30, 2016:

Counterparty	Notional Amount (000)		Description	Strike Price		Expiration Date	Value (000)
Goldman Sachs International	—	@@	Euro Stoxx 50 Index (Premiums received $41)	EUR	2,850.00	Jul-16	$(24)
Goldman Sachs International	1		iShares MSCI Emerging Markets Index Fund (Premiums received $27)	$805.00		Jul-16	(45)
Goldman Sachs International	7		NIKKEI Index (Premiums received $27)	JPY	16,375.00	Jul-16	(1)
Goldman Sachs International*	1		S&P 500 Index (Premiums received $22)	$2,070.00		Jul-16	(23)
Citibank NA	160		USD/CNH (Premiums received $2)	CNH	7.25	Oct-16	(1)
Goldman Sachs International	120		USD/CNH (Premiums received $1)	7.25		Oct-16	(— @)
JPMorgan Chase Bank NA	260		USD/CNH (Premiums received $3)	7.25		Oct-16	(1)
							$(95)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group		$41	EUR	36	7/8/16	$(1)
Australia and New Zealand Banking Group		$49	NZD	69	7/8/16	—	@
Citibank NA		$4	EUR	4	7/8/16	(—	@)
Citibank NA		$9	EUR	8	7/8/16	(—	@)
Citibank NA	ZAR	750		$51	7/8/16	(—	@)
HSBC Bank PLC	BRL	287		$79	7/8/16	(11)
HSBC Bank PLC	CAD	45	MXN	635	7/8/16	—	@
HSBC Bank PLC	CAD	66		$51	7/8/16	(—	@)
HSBC Bank PLC	EUR	32	NOK	300	7/8/16	(—	@)
HSBC Bank PLC	GBP	4	EUR	5	7/8/16	—	@
HSBC Bank PLC	GBP	20		$29	7/8/16	3
HSBC Bank PLC	MXN	670	JPY	3,979	7/8/16	2
HSBC Bank PLC	MXN	2,697		$146	7/8/16	(1)
HSBC Bank PLC	PLN	126		$33	7/8/16	1
HSBC Bank PLC	RON	220		$54	7/8/16	—	@
HSBC Bank PLC		$3	CAD	4	7/8/16	(—	@)
HSBC Bank PLC		$2	JPY	194	7/8/16	—	@
HSBC Bank PLC		$3	JPY	264	7/8/16	—	@
HSBC Bank PLC		$79	KRW	93,150	7/8/16	2
HSBC Bank PLC		$53	MXN	1,008	7/8/16	2
HSBC Bank PLC		$19	MYR	79	7/8/16	—	@
HSBC Bank PLC		$45	NOK	374	7/8/16	(—	@)
HSBC Bank PLC		$69	NZD	97	7/8/16	—	@
HSBC Bank PLC		$36	SEK	302	7/8/16	(1)
HSBC Bank PLC	ZAR	619		$39	7/8/16	(3)
JPMorgan Chase Bank NA	EUR	36		$40	7/8/16	(—	@)
JPMorgan Chase Bank NA	GBP	26		$36	7/8/16	2
JPMorgan Chase Bank NA	PLN	50		$13	7/8/16	(—	@)
JPMorgan Chase Bank NA		$53	CHF	52	7/8/16	1
JPMorgan Chase Bank NA		$21	DKK	140	7/8/16	(—	@)
JPMorgan Chase Bank NA		$18	NZD	26	7/8/16	—	@
JPMorgan Chase Bank NA		$11	SGD	15	7/8/16	—	@
JPMorgan Chase Bank NA		$17	THB	625	7/8/16	—	@
JPMorgan Chase Bank NA		$12	TRY	35	7/8/16	—	@
JPMorgan Chase Bank NA	ZAR	829		$55	7/8/16	(2)
UBS AG	EUR	28		$32	7/8/16	—	@
UBS AG	EUR	160		$178	7/8/16	1
UBS AG	GBP	41		$60	7/8/16	6
UBS AG	NZD	105	EUR	63	7/8/16	(5)
UBS AG	NZD	227		$152	7/8/16	(10)
UBS AG		$24	AUD	34	7/8/16	1
UBS AG		$425	EUR	381	7/8/16	(2)
UBS AG		$227	JPY	24,919	7/8/16	14
UBS AG		$8	MXN	147	7/8/16	—	@
UBS AG		$37	PLN	148	7/8/16	1
Bank of America NA	CHF	67		$70	7/21/16	1
Bank of America NA	EUR	72		$81	7/21/16	—	@
Bank of America NA	EUR	18		$20	7/21/16	(—	@)
Bank of America NA	JPY	1,231		$12	7/21/16	—	@
Bank of America NA	PLN	172		$43	7/21/16	(—	@)
Bank of America NA	PLN	132		$33	7/21/16	(—	@)

Bank of America NA		$30	EUR	27	7/21/16	—	@
Bank of America NA		$64	GBP	45	7/21/16	(3)
Bank of America NA		$5	GBP	4	7/21/16	(—	@)
Bank of America NA		$10	ILS	40	7/21/16	—	@
Bank of America NA		$41	JPY	4,239	7/21/16	—	@
Bank of America NA		$349	SEK	2,938	7/21/16	(2)
Bank of Montreal	AUD	12		$9	7/21/16	(—	@)
Bank of Montreal		$44	CAD	57	7/21/16	—	@
Bank of Montreal		$4	CAD	5	7/21/16	—	@
Bank of Montreal		$4	CAD	5	7/21/16	—	@
Bank of Montreal		$4	CAD	5	7/21/16	—	@
Bank of Montreal		$14	JPY	1,425	7/21/16	—	@
Bank of Montreal		$22	JPY	2,246	7/21/16	(—	@)
Bank of New York Mellon	CHF	18		$19	7/21/16	—	@
Bank of New York Mellon		$5	GBP	4	7/21/16	—	@
Bank of New York Mellon		$19	SEK	161	7/21/16	(—	@)
Barclays Bank PLC	AUD	314		$229	7/21/16	(5)
Barclays Bank PLC	EUR	74		$82	7/21/16	—	@
Barclays Bank PLC	EUR	66		$73	7/21/16	—	@
Barclays Bank PLC	IDR	429,685		$32	7/21/16	(—	@)
Barclays Bank PLC		$15	AUD	20	7/21/16	—	@
Barclays Bank PLC		$80	EUR	73	7/21/16	—	@
Barclays Bank PLC		$2	INR	116	7/21/16	—	@
BNP Paribas SA		$2	CHF	2	7/21/16	(—	@)
BNP Paribas SA		$2	CHF	2	7/21/16	—	@
BNP Paribas SA		$2	CHF	2	7/21/16	—	@
BNP Paribas SA		$5	CLP	3,783	7/21/16	—	@
BNP Paribas SA		$1	ILS	5	7/21/16	—	@
Citibank NA	CHF	172		$179	7/21/16	3
Citibank NA	CHF	41		$43	7/21/16	1
Citibank NA	EUR	15		$17	7/21/16	—	@
Citibank NA	EUR	66		$74	7/21/16	1
Citibank NA	EUR	28		$31	7/21/16	(—	@)
Citibank NA	NOK	390		$46	7/21/16	(—	@)
Citibank NA	THB	2,094		$59	7/21/16	(—	@)
Citibank NA		$76	CHF	72	7/21/16	(1)
Citibank NA		$5	GBP	4	7/21/16	(—	@)
Citibank NA		$25	JPY	2,637	7/21/16	—	@
Citibank NA		$209	SEK	1,755	7/21/16	(1)
Citibank NA		$179	SEK	1,470	7/21/16	(5)
Citibank NA		$43	SEK	353	7/21/16	(1)
Citibank NA		$42	SEK	358	7/21/16	—	@
Citibank NA		$14	THB	508	7/21/16	—	@
Citibank NA		$43	THB	1,525	7/21/16	—	@
Commonwealth Bank of Australia	AUD	453		$331	7/21/16	(7)
Commonwealth Bank of Australia		$9	AUD	12	7/21/16	—	@
Commonwealth Bank of Australia		$9	AUD	12	7/21/16	—	@
Commonwealth Bank of Australia		$122	JPY	12,643	7/21/16	1
Credit Suisse International	CHF	13		$13	7/21/16	(—	@)
Credit Suisse International	EUR	38		$42	7/21/16	(—	@)
Credit Suisse International	GBP	30		$40	7/21/16	—	@
Credit Suisse International	MYR	107		$26	7/21/16	(—)
Credit Suisse International	THB	465		$13	7/21/16	(—	@)
Credit Suisse International		$9	AUD	12	7/21/16	—	@
Credit Suisse International		$39	GBP	30	7/21/16	—	@
Credit Suisse International		$6	ILS	23	7/21/16	—	@
Credit Suisse International		$7	MYR	27	7/21/16	—	@
Credit Suisse International		$7	MYR	27	7/21/16	—	@
Credit Suisse International		$10	NZD	15	7/21/16	—	@
Credit Suisse International		$1	NZD	1	7/21/16	—	@
Credit Suisse International		$15	NZD	21	7/21/16	—	@

Credit Suisse International		$5	SGD	7	7/21/16	—	@
Credit Suisse International		$5	SGD	7	7/21/16	—	@
Credit Suisse International		$5	SGD	7	7/21/16	—	@
Credit Suisse International		$5	THB	169	7/21/16	—	@
Credit Suisse International		$5	THB	169	7/21/16	—	@
Credit Suisse International		$5	THB	170	7/21/16	—	@
Goldman Sachs International	CHF	28		$29	7/21/16	—	@
Goldman Sachs International	EUR	9		$10	7/21/16	—	@
Goldman Sachs International	EUR	29		$33	7/21/16	—	@
Goldman Sachs International	EUR	30		$34	7/21/16	—	@
Goldman Sachs International	HUF	3,679		$13	7/21/16	—	@
Goldman Sachs International	JPY	8,362		$81	7/21/16	(—	@)
Goldman Sachs International	NZD	98		$69	7/21/16	(—	@)
Goldman Sachs International		$13	GBP	9	7/21/16	(1)
Goldman Sachs International		$51	HKD	399	7/21/16	—	@
Goldman Sachs International		$10	HKD	75	7/21/16	—	@
Goldman Sachs International		$10	HKD	75	7/21/16	—	@
Goldman Sachs International		$10	HKD	75	7/21/16	—	@
Goldman Sachs International		$107	JPY	11,133	7/21/16	1
Goldman Sachs International		$28	JPY	2,877	7/21/16	—	@
Goldman Sachs International		$22	JPY	2,239	7/21/16	(—	@)
Goldman Sachs International		$22	JPY	2,239	7/21/16	(—	@)
Goldman Sachs International		$1	NZD	1	7/21/16	—	@
Goldman Sachs International		$1	NZD	1	7/21/16	—	@
Goldman Sachs International		$146	RUB	9,745	7/21/16	5
Goldman Sachs International		$6	RUB	403	7/21/16	—	@
Goldman Sachs International		$6	RUB	403	7/21/16	—	@
Goldman Sachs International		$6	RUB	404	7/21/16	—	@
JPMorgan Chase Bank NA	AUD	37		$27	7/21/16	(—	@)
JPMorgan Chase Bank NA	CHF	115		$119	7/21/16	1
JPMorgan Chase Bank NA	EUR	324		$362	7/21/16	2
JPMorgan Chase Bank NA	EUR	13		$14	7/21/16	(—	@)
JPMorgan Chase Bank NA	PLN	13		$3	7/21/16	(—	@)
JPMorgan Chase Bank NA	TRY	49		$16	7/21/16	(—	@)
JPMorgan Chase Bank NA	TWD	112		$3	7/21/16	(—	@)
JPMorgan Chase Bank NA		$75	CHF	72	7/21/16	(1)
JPMorgan Chase Bank NA		$24	DKK	160	7/21/16	(—	@)
JPMorgan Chase Bank NA		$30	EUR	27	7/21/16	(—	@)
JPMorgan Chase Bank NA		$244	JPY	25,363	7/21/16	1
JPMorgan Chase Bank NA		$44	KRW	50,867	7/21/16	1
JPMorgan Chase Bank NA		$7	MYR	27	7/21/16	—	@
JPMorgan Chase Bank NA		$44	NZD	63	7/21/16	—	@
JPMorgan Chase Bank NA		$156	SEK	1,315	7/21/16	(1)
JPMorgan Chase Bank NA		$25	SGD	34	7/21/16	—	@
JPMorgan Chase Bank NA	ZAR	250		$16	7/21/16	(1)
State Street Bank and Trust Co.	EUR	14		$16	7/21/16	—	@
State Street Bank and Trust Co.	PLN	49		$12	7/21/16	(—	@)
State Street Bank and Trust Co.		$45	AUD	60	7/21/16	—	@
State Street Bank and Trust Co.		$30	EUR	27	7/21/16	—	@
UBS AG	AUD	28		$21	7/21/16	(—	@)
UBS AG	BRL	368		$115	7/21/16	1
UBS AG	CHF	30		$31	7/21/16	—	@
UBS AG	GBP	10		$13	7/21/16	(—	@)
UBS AG	KRW	90,027		$76	7/21/16	(2)
UBS AG	MXN	1,380		$72	7/21/16	(3)
UBS AG		$81	BRL	284	7/21/16	8
UBS AG		$26	GBP	19	7/21/16	(1)
UBS AG		$14	KRW	16,956	7/21/16	—	@
UBS AG		$29	KRW	33,126	7/21/16	—	@
UBS AG	ZAR	84		$5	7/21/16	(—	@)
Citibank NA	CNH	1,637		$246	9/22/16	1

Citibank NA		$132	CNH	870	9/22/16	(2)
Citibank NA		$20	CNH	129	9/22/16	(—	@)
JPMorgan Chase Bank NA	CNH	1,631		$245	9/22/16	2
JPMorgan Chase Bank NA	CNH	112		$17	9/22/16	—	@
JPMorgan Chase Bank NA	CNH	3,479		$532	9/22/16	11
JPMorgan Chase Bank NA	CNH	235		$36	9/22/16	1
JPMorgan Chase Bank NA		$534	CNH	3,491	9/22/16	(11)
JPMorgan Chase Bank NA		$264	CNH	1,734	9/22/16	(4)
JPMorgan Chase Bank NA		$132	CNH	870	9/22/16	(2)
Citibank NA	CNH	1,391		$211	3/16/17	5
Citibank NA		$209	CNH	1,391	3/16/17	(2)
Citibank NA	CNH	2,923		$436	5/11/17	4
Citibank NA	CNH	952		$140	5/11/17	(—	@)
Citibank NA	CNH	955		$141	5/11/17	(—	@)
Citibank NA	CNH	168		$25	5/11/17	(—	@)
JPMorgan Chase Bank NA	CNH	952		$141	5/11/17	—	@
						$(5)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
MSCI Emerging Market E Mini (United States)	12	$501	Sep-16	$14
NIKKEI 225 Index (Japan)	6	457	Sep-16	(25)
S&P 500 E Mini Index (United States)	20	2,090	Sep-16	8
U.S. Treasury 10 yr. Note (United States)	8	1,064	Sep-16	28
U.S. Treasury 2 yr. Note (United States)	3	658	Sep-16	5
U.S. Treasury 5 yr. Note (United States)	2	245	Sep-16	4

Short:
ASX Spi 200 Index (Australia)	1	(96)	Sep-16	— @
Copper Futures (United States)	1	(55)	Sep-16	(1)
Euro Stoxx 50 Index (Germany)	17	(539)	Sep-16	1
German Euro Bund (Germany)	9	(1,669)	Sep-16	(29)
U.S. Treasury 10 yr. Note (United States)	7	(931)	Sep-16	(25)
U.S. Treasury Long Bond (United States)	2	(345)	Sep-16	(19)
UK Long Gilt Bond (United Kingdom)	1	(171)	Sep-16	(7)
				$(46)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
JPMorgan Chase Bank NA
Russian Federation	Sell		$110	1.00%	6/20/21	$(10)	$3	$(7)	BB+
Morgan Stanley & Co., LLC**
CDX.NA.HY.24	Sell	159		5.00	6/20/20	8	2	10	NR
Morgan Stanley & Co., LLC**
ITRAXX.XO.23	Sell	EUR	26	5.00	6/20/20	3	(1)	2	NR
			$295			$1	$4	$5

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at June 30, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month BBSW	Pay	2.50%	5/6/26	AUD	121	$3
Citibank NA	3 Month STIBOR	Receive	1.28	10/6/25	SEK	1,000	(8)
Citibank NA	3 Month STIBOR	Receive	1.34	10/12/25		207	(2)
Citibank NA	3 Month STIBOR	Receive	1.39	10/13/25		250	(2)
Citibank NA	3 Month STIBOR	Receive	1.37	10/14/25		292	(3)
Citibank NA	6 Month BBSW	Pay	2.51	5/6/26	AUD	120	3
Citibank NA	6 Month BBSW	Pay	2.22	6/29/26		27	— @
Goldman Sachs International	3 Month STIBOR	Receive	1.25	10/6/25	SEK	153	(1)
Goldman Sachs International	3 Month STIBOR	Receive	1.29	10/7/25		147	(1)
Goldman Sachs International	3 Month STIBOR	Receive	1.34	10/12/25		300	(3)
Goldman Sachs International	3 Month STIBOR	Receive	1.39	10/13/25		83	(1)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.29	10/7/25		200	(2)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.33	10/8/25		249	(2)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.34	10/12/25		47	(— @)
JPMorgan Chase Bank NA	3 Month STIBOR	Receive	1.38	10/13/25		505	(5)
JPMorgan Chase Bank NA	3 Month LIBOR	Receive	1.85	3/21/26		$147	(2)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.55	5/5/26	AUD	120	3
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.44	5/20/26		207	4
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.29	3/7/21		$250	(5)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.80	3/14/26		320	(14)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.68	4/4/26		30	(1)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.66	4/6/26		420	(12)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Pay	1.61	4/13/26		660	20
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.62	5/13/26		330	(7)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.50	6/16/26		70	(1)
							$(39)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at June 30, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	U.S. Apartment REITs††	$233	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	$(10)
Bank of America NA	U.S. Apartment REITs††	20	3 Month USD LIBOR minus 0.24%	Pay	4/20/17	(— @)
Citibank NA	U.S. Media Index††	289	3 Month USD LIBOR minus 0.15%	Pay	2/8/17	(14)
Goldman Sachs International	Commodity Index	39	3 Month USD LIBOR	Pay	8/1/16	(1)
Goldman Sachs International	USD Liquid High Yield Index	220	3 Month USD LIBOR plus 0.64%	Receive	12/23/16	5
Goldman Sachs International	U.S. Consumer Staples Index††	85	3 Month USD LIBOR minus 0.15%	Pay	3/2/17	(4)
Goldman Sachs International	Global Aerospace Index††	223	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	3
Goldman Sachs International	Global Aerospace Index††	170	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	3
Goldman Sachs International	Global Aerospace Index††	79	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	(— @)
Goldman Sachs International	Iron Ore Index††	30	3 Month USD LIBOR minus 0.65%	Pay	5/15/17	(3)
JPMorgan Chase Bank NA	Chinese Internets††	85	3 Month USD LIBOR minus 0.01%	Pay	5/10/17	(4)
						$(25)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with U.S. Apartment REITs as of June 30, 2016.

Security Description	Index Weight
U.S. Apartment REITs
Apartment Investment & Management Co.	6.76%
AvalonBay Communities, Inc.	24.00
Camden Property Trust	7.45
Equity Residential	24.39
Essex Property Trust, Inc.	14.59
Independence Realty Trust, Inc.	0.32
Mid-America Apartment Communities, Inc.	7.81
Monogram Residential Trust, Inc.	1.29
Post Propertie,s Inc.	3.78
UDR, Inc.	9.61
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Media Index as of June 30, 2016.

Security Description	Index Weight
U.S. Media Index
CBS Corp.	3.86%
Charter Communications, Inc.	7.92
Comcast Corp.	25.72
Discovery Communications, Inc.	1.06
Discovery Communications, Inc.	0.61
DISH Network Corp.	1.88
Interpublic Group of Cos, Inc. (The)	1.51
Liberty Braves Group	0.05
Liberty Braves Group	0.02
Liberty Global PLC	2.84
Liberty Global PLC	1.19
Liberty Global PLC LiLAC	0.40
Liberty Global PLC LiLAC	0.17
Liberty Media Group	0.15
Liberty Media Group	0.07
Liberty SiriusXM Group	1.00
Liberty SiriusXM Group	0.46
News Corp.	0.69
Omnicom Group, Inc.	3.17
Scripps Networks Interactive, Inc.	0.75
Sirius XM Holdings, Inc.	1.53
TEGNA, Inc.	0.80
Time Warner, Inc.	9.61
Twenty-First Century Fox, Inc.	5.29
Twenty-First Century Fox, Inc.	1.92
Viacom, Inc.	2.30
Walt Disney Co. (The)	25.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with U.S. Consumer Staples Index as of June 30, 2016.

Security Description	Index Weight
U.S. Consumer Staples Index
Altria Group, Inc.	6.94%
Archer-Daniels-Midland Co.	1.31
Brown-Forman Corp.	0.52
Campbell Soup Co.	0.61
Church & Dwight Co., Inc.	0.69
Clorox Co. (The)	0.92
Coca-Cola Co. (The)	9.10
Coca-Cola European Partners PLC	0.38
Colgate-Palmolive Co.	3.37
ConAgra Foods, Inc.	1.06
Constellation Brands, Inc.	1.47
Costco Wholesale Corp.	3.52
CVS Health Corp.	5.44
Dr. Pepper Snapple Group, Inc.	0.94
Estee Lauder Cos, Inc. (The)	1.04
General Mills, Inc.	2.19
Hershey Co. (The)	0.84
Hormel Foods Corp.	0.51
JM Smucker Co. (The)	0.93
Kellogg Co.	1.07
Kimberly-Clark Corp.	2.56
Kraft Heinz Co. (The)	2.70
Kroger Co. (The)	1.84
McCormick & Co., Inc.	0.64
Mead Johnson Nutrition Co.	0.87
Molson Coors Brewing Co.	0.94
Mondelez International, Inc.	3.71
Monster Beverage Corp.	1.23
PepsiCo, Inc.	7.92
Philip Morris International, Inc.	8.09
Procter & Gamble Co. (The)	11.82
Reynolds American, Inc.	2.29
Sysco Corp.	1.37
Tyson Foods, Inc.	1.01
Walgreens Boots Alliance, Inc.	3.72
Wal-Mart Stores, Inc.	5.88
Whole Foods Market, Inc.	0.56
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of June 30, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus Group SE	19.44%
B/E Aerospace, Inc.	2.08
Boeing Co. (The)	37.73
KLX, Inc.	0.73
Rolls-Royce Holdings PLC	7.41
Safran SA	12.23
Spirit AeroSystems Holdings, Inc.	4.67
Thales SA	3.73
TransDigm Group, Inc.	6.19
Zodiac Aerospace	5.79
100.00%

The following table represents the equity basket holdings underlying the total return swap with Iron Ore Index as of June 30, 2016.

Security Description	Index Weight
Iron Ore Index
African Rainbow Minerals Ltd.	0.95%
Assore Ltd.	0.33
BHP Billiton Ltd.	39.37
Ferrexpo PLC	0.10
Fortescue Metals Group Ltd.	6.93
Kumba Iron Ore Ltd.	1.47
Rio Tinto PLC	37.46
Vale SA	13.39
100.00%

The following table represents the equity basket holdings underlying the total return swap with Chinese Internets as of June 30, 2016.

Security Description	Index Weight
Chinese Internets
Alibaba Group Holding Ltd.	35.07%
Baidu, Inc.	9.92
Ctrip.com International Ltd.	3.29
JD.com, Inc.	5.29
Kingsoft Corp. Ltd.	0.45
NetEase, Inc.	4.49
New Oriental Education & Technology Group	1.15
Sohu.com, Inc.	0.25
TAL Education Group	0.88
Tencent Holdings Ltd.	38.04
Vipshop Holdings Ltd.	1.17
100.00%

@		Value is less than $500.
@@		Amount is less than 500.
*		Cleared option, the broker is Goldman Sachs International.
†		Credit rating as issued by Standard & Poor’s.
**		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW		Australia’s Bank Bill Swap
LIBOR		London Interbank Offered Rate.
STIBOR		Stockholm Interbank Offered Rate.
NR		Not rated.
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNH	–	Chinese Yuan Renminbi
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
RON	–	Romanian New Leu
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	52.1%
Other***	19.8
Short-Term Investments	14.0
Investment Companies	9.1
Real Estate Investment Trusts (REITs)	5.0
Total Investments	100.0	%****

***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open call options written with a value of approximately $95,000. Does not include open long/short futures contracts with an underlying face amount of approximately $8,821,000 with net unrealized depreciation of approximately $46,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $5,000 and does not include open swap agreements with net unrealized depreciation of approximately $60,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (83.7%)
Aerospace & Defense (1.2%)
TransDigm Group, Inc. (a)	77,081	$20,325

Air Freight & Logistics (0.4%)
XPO Logistics, Inc. (a)(b)	274,015	7,196

Automobiles (4.1%)
Tesla Motors, Inc. (a)(b)	325,877	69,177

Beverages (1.0%)
Monster Beverage Corp. (a)	108,192	17,388

Biotechnology (0.8%)
Alnylam Pharmaceuticals, Inc. (a)	86,850	4,819
Intrexon Corp. (a)(b)	218,038	5,366
Juno Therapeutics, Inc. (a)(b)	91,356	3,512
		13,697
Capital Markets (0.8%)
Affiliated Managers Group, Inc. (a)	93,228	13,124

Communications Equipment (0.6%)
Palo Alto Networks, Inc. (a)	79,347	9,731

Consumer Finance (0.5%)
LendingClub Corp. (a)(b)	1,761,661	7,575

Diversified Financial Services (7.3%)
MSCI, Inc.	566,136	43,660
S&P Global, Inc.	735,688	78,910
		122,570
Food Products (3.4%)
Mead Johnson Nutrition Co.	626,988	56,899

Health Care Equipment & Supplies (6.2%)
DexCom, Inc. (a)	228,644	18,139
Intuitive Surgical, Inc. (a)	128,423	84,940
		103,079
Health Care Technology (4.8%)
athenahealth, Inc. (a)	583,289	80,500

Hotels, Restaurants & Leisure (4.8%)
Dunkin’ Brands Group, Inc.	972,827	42,435
Marriott International, Inc., Class A (b)	582,697	38,726
		81,161
Information Technology Services (3.1%)
FleetCor Technologies, Inc. (a)	248,181	35,522
Gartner, Inc. (a)	171,697	16,725
		52,247
Internet & Catalog Retail (0.9%)
TripAdvisor, Inc. (a)	102,544	6,593

Zalando SE (Germany) (a)(c)	342,037	9,055
		15,648
Internet Software & Services (15.3%)
Autohome, Inc. ADR (China) (a)	120,904	2,432
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	44,666
LinkedIn Corp., Class A (a)	267,616	50,646
MercadoLibre, Inc. (Brazil)	161,454	22,712
Pandora Media, Inc. (a)(b)	756,150	9,414
Survey Monkey, Inc. (a)(d)(e)(f) (acquisition cost - $28,952; acquired 11/25/14)	1,760,030	21,261
Twitter, Inc. (a)	2,365,927	40,008
Yelp, Inc. (a)	288,412	8,756
Zillow Group, Inc., Class A (a)(b)	525,968	19,277
Zillow Group, Inc., Class C (a)(b)	1,045,070	37,915
		257,087
Life Sciences Tools & Services (4.7%)
Illumina, Inc. (a)	555,345	77,959

Pharmaceuticals (3.1%)
Zoetis, Inc.	1,101,828	52,293

Professional Services (5.0%)
IHS, Inc., Class A (a)	333,977	38,611
Verisk Analytics, Inc. (a)	548,140	44,443
		83,054
Semiconductors & Semiconductor Equipment (0.6%)
NVIDIA Corp.	213,754	10,049

Software (10.6%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	244,847	6,341
FireEye, Inc. (a)	408,594	6,730
Mobileye N.V. (a)(b)	200,898	9,269
NetSuite, Inc. (a)	137,790	10,031
ServiceNow, Inc. (a)	606,188	40,251
Splunk, Inc. (a)	786,791	42,628
Tableau Software, Inc., Class A (a)	159,094	7,783
Workday, Inc., Class A (a)	735,044	54,886
		177,919
Tech Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (a)(b)	232,772	3,187
Stratasys Ltd. (a)	79,162	1,812
		4,999
Textiles, Apparel & Luxury Goods (3.3%)
Lululemon Athletica, Inc. (Canada) (a)	213,172	15,745
Michael Kors Holdings Ltd. (a)	457,049	22,615
Under Armour, Inc., Class A (a)(b)	222,219	8,917
Under Armour, Inc., Class C (a)	234,484	8,535
		55,812
Trading Companies & Distributors (0.9%)
Fastenal Co.	323,499	14,360
Total Common Stocks (Cost $1,098,055)		1,403,849

Convertible Preferred Stock (0.3%)
Internet Software & Services (0.3%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $3,365; acquired 5/25/12) (Cost $3,365)	371,814	4,432

Preferred Stocks (5.3%)
Internet & Catalog Retail (2.8%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $13,007; acquired 10/4/13)	566,827	47,778

Software (2.5%)
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $11,738; acquired 7/19/12)	3,835,908	27,580
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	7,209
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $3,519; acquired 10/25/13)	1,002,564	7,208
		41,997
Total Preferred Stocks (Cost $31,783)		89,775

	Notional Amount (000)	Value (000)
Call Option Purchased (0.0%)
Foreign Currency Option (0.0%)
USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $1,044)	225,859	397

	Shares	Value (000)
Short-Term Investments (14.9%)
Securities held as Collateral on Loaned Securities (7.5%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	100,842,091	100,842

	Face Amount (000)	Value (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (0.42%, dated 6/30/16, due 7/1/16; proceeds $23,299; fully collateralized by a U.S. Government obligation; 2.00% due 8/15/25; valued at $23,765)	$23,299	23,299
Merrill Lynch & Co., Inc., (0.44%, dated 6/30/16, due 7/1/16; proceeds $951; fully collateralized by a U.S. Government agency security; 4.50% due 4/20/44; valued at $970)	951	951
		24,250
Total Securities held as Collateral on Loaned Securities (Cost $125,092)		125,092

	Shares	Value (000)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $123,827)	123,826,937	123,827
Total Short-Term Investments (Cost $248,919)		248,919
Total Investments (104.2%) (Cost $1,383,166) Including $203,781 of Securities Loaned (h)(i)		1,747,372
Liabilities in Excess of Other Assets (-4.2%)		(69,867)
Net Assets (100.0%)		$1,677,505

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2016 were approximately $203,781,000 and $204,831,000, respectively. The Portfolio received cash collateral of approximately $125,092,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $79,739,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 At June 30, 2016, the Portfolio held fair valued securities valued at approximately $160,134,000, representing 9.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)                                  Security has been deemed illiquid at June 30, 2016.

(f)                                   Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2016 amounts to approximately $160,134,000 and represents 9.5% of net assets.

(g)                                  The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $78,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)                                 The approximate fair value and percentage of net assets, $9,055,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)                                     At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $470,021,000 and the aggregate gross unrealized depreciation is approximately $105,815,000 resulting in net unrealized appreciation of approximately $364,206,000.

ADR                     American Depositary Receipt.

CNY –           Chinese Yuan Renminbi

USD –             United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	33.7%
Internet Software & Services	16.1
Software	13.6
Short-Term Investment	7.6
Diversified Financial Services	7.6
Health Care Equipment & Supplies	6.3
Professional Services	5.1
Hotels, Restaurants & Leisure	5.0
Health Care Technology	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face Amount (000)	Value (000)

Fixed Income Securities (91.5%)
Agency Adjustable Rate Mortgage (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
2.54%, 7/1/45	$253	$260

Agency Fixed Rate Mortgages (18.0%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 — 2/1/45	2,490	2,645
4.00%, 6/1/44 — 10/1/44	1,377	1,474
5.41%, 7/1/37 — 8/1/37	34	38
5.44%, 1/1/37 — 6/1/38	122	136
5.46%, 5/1/37 — 4/1/38	127	142
5.48%, 8/1/37 — 10/1/37	123	136
5.50%, 8/1/37 — 4/1/38	147	164
5.52%, 9/1/37 — 1/1/38	29	33
5.62%, 12/1/36 — 12/1/37	93	104
6.00%, 10/1/36 — 8/1/38	317	362
6.50%, 12/1/25 — 8/1/33	197	227
7.00%, 6/1/28 — 11/1/31	57	61
July TBA:
3.00%, 8/1/46 (a)	1,668	1,726
3.50%, 7/1/31 (a)	100	106
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 — 4/1/45	1,780	1,856
3.50%, 4/1/29 — 8/1/45	1,426	1,518
4.00%, 11/1/41 — 1/1/46	6,071	6,545
4.50%, 3/1/41 — 11/1/44	2,606	2,891
5.00%, 3/1/41	403	451
5.50%, 6/1/35 — 1/1/37	119	135
5.62%, 12/1/36	35	38
6.50%, 4/1/24 — 1/1/34	1,676	1,936
7.00%, 11/1/17 — 1/1/34	312	341
9.50%, 4/1/30	226	264
July TBA:
2.50%, 7/1/31 (a)	300	310
3.00%, 7/1/31 (a)	590	619
3.50%, 7/1/31 (a)	3,610	3,809
Government National Mortgage Association,
July TBA:
3.50%, 7/20/46 (a)	4,961	5,265
Various Pools:
3.50%, 12/15/43	785	841
4.00%, 8/20/41 — 3/20/43	985	1,059
5.48%, 9/20/37	9	10
		35,242
Asset-Backed Securities (5.7%)
American Homes 4 Rent,
6.07%, 10/17/45 (b)	500	535
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	26	21
CVS Pass-Through Trust,
6.04%, 12/10/28	403	458
Invitation Homes Trust,
4.45%, 9/17/31 (b)(c)	1,000	975

5.20%, 8/17/32 (b)(c)	997		990
Mid-State Trust IV,
8.33%, 4/1/30	9		9
Nationstar HECM Loan Trust,
3.84%, 5/25/18 (b)	609		610
4.36%, 2/25/26 (b)	650		652
6.54%, 6/25/26 (b)	450		450
NRZ Advance Receivables Trust Advance Receivables Backed,
2.75%, 6/15/49 (b)	1,000		1,005
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	450		450
RMAT LLC,
4.83%, 6/25/35 (b)	773		760
Silver Bay Realty Trust,
4.00%, 9/17/31 (b)(c)	700		664
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	164		163
3.55%, 2/15/20 (b)	136		136
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	727		739
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493		478
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300		290
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299		287
VOLT XXX LLC,
4.75%, 10/25/57 (b)	399		386
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	399		385
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694		665
			11,108
Collateralized Mortgage Obligations - Agency Collateral Series (2.4%)
Federal Home Loan Mortgage Corporation,
3.72%, 6/25/48 (b)(c)	483		399
4.09%, 10/25/48 (b)(c)	750		629
IO REMIC
5.56%, 11/15/43 (c)	1,894		318
5.61%, 4/15/39 (c)	1,868		192
IO STRIPS
7.50%, 12/1/29	46		13
PAC REMIC
9.50%, 4/15/20	—	@	—	@
Federal National Mortgage Association,
IO
5.94%, 9/25/20 (c)	3,769		613
IO PAC REMIC
8.00%, 9/18/27	185		43
IO REMIC
6.00%, 7/25/33	117		25
IO STRIPS
6.50%, 9/25/29 — 12/25/29	719		140
8.00%, 4/25/24	181		37
8.50%, 10/25/25	61		14
9.00%, 11/25/26	57		13
REMIC
7.00%, 9/25/32	324		377
8.69%, 10/25/41 (d)	49		49

61.73%, 9/25/20 (d)	1	1
Government National Mortgage Association,
IO
3.50%, 5/20/43	1,912	361
5.00%, 2/16/41	406	72
5.61%, 11/16/40 (c)	2,487	512
5.66%, 7/16/33 (c)	2,942	248
5.78%, 3/20/43 (c)	945	149
6.05%, 5/20/40 (c)	1,142	190
IO PAC
5.70%, 10/20/41 (c)	3,468	357
		4,752
Commercial Mortgage-Backed Securities (6.7%)
Citigroup Commercial Mortgage Trust,
3.39%, 9/15/27 (b)(c)	800	726
IO
1.06%, 11/10/48 (c)	2,831	162
1.13%, 9/10/58 (c)	9,843	658
COMM Mortgage Trust,
5.07%, 4/10/47 (b)(c)	883	738
5.21%, 8/10/46 (b)(c)	800	714
IO
0.37%, 7/10/45 (c)	15,292	128
1.15%, 10/10/47 (c)	4,660	223
1.43%, 7/15/47 (c)	4,208	266
Commercial Mortgage Pass-Through Certificates,
4.75%, 2/10/47 (b)(c)	575	479
CSMC Trust,
4.59%, 3/15/17 (b)(c)	200	195
GS Mortgage Securities Trust,
4.93%, 8/10/46 (b)(c)	500	459
IO
1.01%, 9/10/47 (c)	5,897	295
1.53%, 10/10/48 (c)	5,424	488
HILT Mortgage Trust,
4.19%, 7/15/29 (b)(c)	600	521
JP Morgan Chase Commercial Mortgage Securities Trust,
4.72%, 7/15/47 (b)(c)	1,135	874
5.46%, 12/12/43	600	586
IO
0.72%, 4/15/46 (c)	6,956	231
1.30%, 7/15/47 (c)	10,575	556
JPMBB Commercial Mortgage Securities Trust,
4.83%, 4/15/47 (b)(c)	775	632
IO
1.26%, 8/15/47 (c)	4,533	296
LB-UBS Commercial Mortgage Trust,
6.45%, 9/15/45 (c)	550	551
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	945	750
4.65%, 9/15/58 (b)(c)	471	364
WF-RBS Commercial Mortgage Trust,
3.80%, 11/15/47 (b)(c)	950	669
3.99%, 5/15/47 (b)	580	428
4.27%, 5/15/45 (b)(c)	425	372
5.15%, 9/15/46 (b)(c)	805	758
		13,119

Corporate Bonds (31.2%)
Finance (13.4%)
ABN Amro Bank N.V.,
4.25%, 2/2/17 (b)	600	611
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	380	384
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	181
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
American Campus Communities Operating Partnership LP,
3.75%, 4/15/23	250	258
American International Group, Inc.,
4.88%, 6/1/22	275	307
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26	375	377
Banco de Credito del Peru,
6.13%, 4/24/27 (b)(c)(e)	400	440
Bank of America Corp.,
MTN
4.00%, 1/22/25	830	848
4.20%, 8/26/24	225	233
4.25%, 10/22/26	113	117
5.00%, 1/21/44	180	209
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	400	438
BNP Paribas SA,
4.38%, 5/12/26 (b)	200	203
5.00%, 1/15/21	175	197
Boston Properties LP,
3.80%, 2/1/24	175	188
BPCE SA,
5.15%, 7/21/24 (b)	600	625
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	235	243
Capital One Financial Corp.,
2.45%, 4/24/19	150	152
Citigroup, Inc.,
5.50%, 9/13/25	325	365
6.68%, 9/13/43	120	155
8.13%, 7/15/39	175	274
Citizens Bank NA, MTN
2.55%, 5/13/21	250	253
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	537
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	673
Credit Agricole SA,
3.88%, 4/15/24 (b)(e)	500	542
7.88%, 1/23/24 (b)(c)(f)	200	192
Credit Suisse AG,
6.50%, 8/8/23 (b)	425	446
Discover Bank,
7.00%, 4/15/20	250	285
Discover Financial Services,
3.95%, 11/6/24	300	308
Extra Space Storage LP,
3.13%, 10/1/35 (b)(e)	250	286
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	500	540

GE Capital International Funding Co.,
4.42%, 11/15/35 (b)	215	242
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	490	606
Goodman Funding Pty Ltd.,
6.38%, 4/15/21 (b)	425	498
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	333
HBOS PLC, Series G
6.75%, 5/21/18 (b)	813	874
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23 (e)	350	359
HSBC Finance Corp.,
6.68%, 1/15/21	820	920
HSBC Holdings PLC,
4.25%, 3/14/24	200	203
6.38%, 9/17/24 (c)(e)(f)	200	189
HSBC USA, Inc.,
3.50%, 6/23/24	225	231
ING Bank N.V.,
5.80%, 9/25/23 (b)	520	572
ING Groep N.V.,
6.00%, 4/16/20 (c)(e)(f)	200	188
Intesa Sanpaolo SpA,
5.25%, 1/12/24	410	437
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (b)	380	354
JPMorgan Chase & Co.,
2.70%, 5/18/23	275	278
3.13%, 1/23/25	950	972
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (b)(e)	475	476
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (b)	150	154
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)(e)	490	567
Nationwide Building Society,
3.90%, 7/21/25 (b)	200	214
6.25%, 2/25/20 (b)	645	740
PNC Financial Services Group, Inc. (The),
3.90%, 4/29/24	210	226
Realty Income Corp.,
3.25%, 10/15/22	400	411
Santander UK Group Holdings PLC,
2.88%, 10/16/20	375	373
3.13%, 1/8/21	350	351
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)	500	516
Standard Chartered PLC,
3.05%, 1/15/21 (b)(e)	325	330
3.95%, 1/11/23 (b)(e)	310	301
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	536
Travelers Cos., Inc. (The),
3.75%, 5/15/46	175	184
UBS Group Funding Co.,
2.95%, 9/24/20 (b)	525	534
UnitedHealth Group, Inc.,
2.88%, 3/15/23	800	834
Visa, Inc.,
3.15%, 12/14/25	425	455

WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)	450	469
Wells Fargo & Co.,
4.13%, 8/15/23	170	183
Series M
3.45%, 2/13/23	320	331
		26,318
Industrials (16.7%)
21st Century Fox America, Inc.,
4.75%, 9/15/44	275	306
AbbVie, Inc.,
3.20%, 5/14/26	325	330
Actavis Funding SCS,
3.80%, 3/15/25	95	99
4.75%, 3/15/45	215	227
Albea Beauty Holdings SA,
8.38%, 11/1/19 (b)	250	264
Altria Group, Inc.,
5.38%, 1/31/44	285	367
Amazon.com, Inc.,
3.80%, 12/5/24	475	533
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (e)	275	304
6.45%, 9/15/36	250	289
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24	250	270
4.90%, 2/1/46	425	500
Apple, Inc.,
4.45%, 5/6/44	300	329
Aramark Services, Inc.,
4.75%, 6/1/26 (b)	375	368
AT&T, Inc.,
5.55%, 8/15/41	525	590
6.30%, 1/15/38	100	121
Barrick Gold Corp.,
4.10%, 5/1/23 (e)	255	269
Baxalta, Inc.,
4.00%, 6/23/25	625	653
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	150	175
Boston Scientific Corp.,
3.85%, 5/15/25	425	450
BP Capital Markets PLC,
3.12%, 5/4/26	375	384
3.25%, 5/6/22	275	289
CBS Corp.,
4.60%, 1/15/45	175	174
Celgene Corp.,
3.88%, 8/15/25 (e)	650	695
CEVA Group PLC,
7.00%, 3/1/21 (b)	370	320
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45 (b)	300	360
Citrix Systems, Inc.,
0.50%, 4/15/19	200	224
CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)	300	304

Coca-Cola Co.,
3.20%, 11/1/23	375	404
Comcast Corp.,
4.60%, 8/15/45	230	266
DCP Midstream LLC,
5.35%, 3/15/20 (b)	169	166
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)	380	382
Ensco PLC,
5.75%, 10/1/44	225	135
Experian Finance PLC,
2.38%, 6/15/17 (b)	635	638
Express Scripts Holding Co.,
4.50%, 2/25/26	275	303
Exxon Mobil Corp.,
4.11%, 3/1/46	300	339
Ford Motor Credit Co., LLC,
3.20%, 1/15/21	400	413
General Motors Co.,
6.60%, 4/1/36	450	518
Goldcorp, Inc.,
3.70%, 3/15/23	293	299
Harley-Davidson Funding Corp.,
6.80%, 6/15/18 (b)	630	696
HCA, Inc.,
4.75%, 5/1/23	445	457
Heathrow Funding Ltd.,
4.88%, 7/15/21 (b)	525	579
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)	315	302
Home Depot, Inc.,
5.88%, 12/16/36	225	308
Illumina, Inc.,
0.00%, 6/15/19	328	321
Intel Corp.,
2.95%, 12/15/35	356	461
Kinder Morgan, Inc.,
4.30%, 6/1/25 (e)	275	282
Kraft Heinz Foods Co.,
4.38%, 6/1/46 (b)	325	345
Lockheed Martin Corp.,
3.10%, 1/15/23	725	765
LyondellBasell Industries N.V.,
4.63%, 2/26/55	300	294
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)	500	449
MasTec, Inc.,
4.88%, 3/15/23	515	480
McDonald’s Corp., MTN
4.60%, 5/26/45	325	364
Medtronic, Inc.,
4.63%, 3/15/45	325	383
Microsoft Corp.,
4.45%, 11/3/45	200	226
Motorola Solutions, Inc.,
4.00%, 9/1/24 (e)	225	220
NBC Universal Media LLC,
5.95%, 4/1/41	150	202
NetApp, Inc.,
2.00%, 12/15/17	200	201

Netflix, Inc.,
5.50%, 2/15/22	255	267
Noble Energy, Inc.,
3.90%, 11/15/24	225	229
5.05%, 11/15/44 (e)	200	202
NOVA Chemicals Corp.,
5.25%, 8/1/23 (b)	463	467
Novartis Capital Corp.,
4.40%, 5/6/44	250	302
Nuance Communications, Inc.,
2.75%, 11/1/31	286	289
Numericable-SFR SA,
7.38%, 5/1/26 (b)	200	198
Occidental Petroleum Corp.,
4.40%, 4/15/46	175	194
Omnicom Group, Inc.,
3.65%, 11/1/24	230	243
ON Semiconductor Corp., Series B
2.63%, 12/15/26	290	302
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (b)	450	456
Oracle Corp.,
2.95%, 5/15/25	131	136
PepsiCo, Inc.,
3.60%, 3/1/24	475	523
Philip Morris International, Inc.,
2.50%, 8/22/22	495	509
Phillips 66 Partners LP,
4.68%, 2/15/45	150	139
Priceline Group, Inc. (The),
0.90%, 9/15/21 (e)	275	279
QVC, Inc.,
4.38%, 3/15/23	400	403
Rowan Cos., Inc.,
5.85%, 1/15/44	175	118
Shell International Finance BV,
3.25%, 5/11/25	400	420
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	200	202
Southern Copper Corp.,
5.25%, 11/8/42	300	267
Spectra Energy Capital LLC,
3.30%, 3/15/23	475	457
Telstra Corp., Ltd.,
3.13%, 4/7/25 (b)(e)	240	251
Tyco International Finance SA,
3.90%, 2/14/26	350	378
Tyson Foods, Inc.,
4.88%, 8/15/34	225	252
United Airlines Pass-Through Trust, Series A
4.00%, 4/11/26	636	672
United Rentals North America, Inc.,
5.75%, 11/15/24 (e)	370	375
United Technologies Corp.,
4.50%, 6/1/42	165	189
Verizon Communications, Inc.,
4.67%, 3/15/55	775	787
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)	525	528
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	440	579

Whole Foods Market, Inc.,
5.20%, 12/3/25 (b)		475	513
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23		175	169
Yahoo!, Inc.,
0.00%, 12/1/18		300	299
ZF North America Capital, Inc.,
4.50%, 4/29/22 (b)		475	483
Zimmer Biomet Holdings, Inc.,
5.75%, 11/30/39		220	262
			32,731
Utilities (1.1%)
Cleco Corporate Holdings LLC,
3.74%, 5/1/26 (b)		225	232
Enable Midstream Partners LP,
3.90%, 5/15/24		200	179
Entergy Louisiana LLC,
3.05%, 6/1/31		400	410
Exelon Generation Co., LLC,
6.25%, 10/1/39		445	490
Jersey Central Power & Light Co.,
4.70%, 4/1/24 (b)		700	769
			2,080
			61,129
Mortgages - Other (8.2%)
Alternative Loan Trust,
0.63%, 5/25/47 (c)		195	156
Banc of America Alternative Loan Trust,
1.10%, 7/25/46 (c)		339	237
5.50%, 10/25/35		1,492	1,353
5.86%, 10/25/36		754	475
6.00%, 4/25/36		206	209
Banc of America Funding Trust,
5.25%, 7/25/37		425	430
ChaseFlex Trust,
6.00%, 2/25/37		1,134	780
Fannie Mae Connecticut Avenue Securities,
4.45%, 5/25/25 (c)		671	672
5.35%, 11/25/24 (c)		698	713
5.45%, 7/25/25 (c)		500	504
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		602	482
Freddie Mac Structured Agency Credit Risk Debt Notes,
3.75%, 10/25/27 (c)		400	400
4.20%, 9/25/24 (c)		602	579
4.45%, 8/25/24 (c)		312	311
4.70%, 11/25/23 (c)		700	702
5.00%, 10/25/24 (c)		948	967
Freddie Mac Whole Loan Securities Trust,
3.50%, 5/25/45 — 9/25/45		1,271	1,317
3.87%, 5/25/45 (b)(c)		249	220
4.00%, 5/25/45		161	167
Grifonas Finance PLC,
0.15%, 8/28/39 (c)	EUR	571	440
HarborView Mortgage Loan Trust,
0.64%, 1/19/38 (c)	$284		237

IM Pastor 3 FTH,
0.00%, 3/22/43 (c)	EUR	568	472
Impac CMB Trust,
1.19%, 4/25/35 (c)	$286		225
JP Morgan Mortgage Trust,
3.46%, 6/25/37 (c)	266		246
6.00%, 6/25/37	212		206
Lehman Mortgage Trust,
5.50%, 11/25/35 — 2/25/36	1,158		1,090
6.50%, 9/25/37	1,407		1,070
Paragon Mortgages No. 13 PLC,
0.99%, 1/15/39 (c)	GBP	300	305
RALI Trust,
5.50%, 12/25/34	$933		917
6.00%, 11/25/36	335		270
			16,152
Municipal Bonds (1.3%)
City of Chicago, IL, O’Hare International Airport Revenue
6.40%, 1/1/40	255		363
City of New York, NY, Series G-1
5.97%, 3/1/36	270		369
Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds
6.18%, 1/1/34	477		644
Municipal Electric Authority of Georgia,
6.64%, 4/1/57	283		374
6.66%, 4/1/57	320		417
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27	320		392
			2,559
Sovereign (8.7%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	10,000	2,328
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	1,737
Guatemala Government Bond,
4.50%, 5/3/26 (b)	$375		382
Hungary Government International Bond,
5.75%, 11/22/23	1,348		1,537
Indonesia Government International Bond,
5.88%, 1/15/24	1,150		1,334
Italy Buoni Poliennali Del Tesoro,
1.50%, 6/1/25	EUR	1,000	1,142
Mexico Government International Bond,
3.60%, 1/30/25	$500		524
New Zealand Government Bond,
5.50%, 4/15/23	NZD	2,000	1,737
Peruvian Government International Bond,
7.35%, 7/21/25 (e)	$1,300		1,771
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		193
Petroleos Mexicanos,
6.38%, 1/23/45	225		227
6.88%, 8/4/26 (b)	150		168
Poland Government Bond,
2.50%, 7/25/26	PLN	4,681	1,147

Provincia de Cordoba,
7.13%, 6/10/21 (b)		$200	201
Romania Government Bond,
4.75%, 2/24/25	RON	4,795	1,298
South Africa Government Bond,
8.00%, 1/31/30	ZAR	20,612	1,271
			16,997
U.S. Treasury Securities (9.2%)
U.S. Treasury Bond,
3.75%, 8/15/41		$2,000	2,610
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	5,045		5,126
U.S. Treasury Note,
1.50%, 5/31/19	10,000		10,227
			17,963
Total Fixed Income Securities (Cost $176,857)			179,281

	Shares		Value (000)
Short-Term Investments (15.9%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $4,077)	4,076,688		4,077

Investment Company (13.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $25,582)	25,582,202		25,582

	Face Amount (000)		Value (000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.34%, 10/20/16 (h) (Cost $1,486)		$1,488	1,487
Total Short-Term Investments (Cost $31,145)			31,146
Total Investments (107.4%) (Cost $208,002) Including $7,855 of Securities Loaned (i)(j)			210,427
Liabilities in Excess of Other Assets (-7.4%)			(14,557)
Net Assets (100.0%)			$195,870

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2016.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2016 were approximately $7,855,000 and $7,996,000, respectively. The Portfolio received cash collateral of approximately $4,077,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,919,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $15,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2016.
(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,750,000 and the aggregate gross unrealized depreciation is approximately $4,325,000 resulting in net unrealized appreciation of approximately $2,425,000.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	EUR	800		$913	7/8/16	$25
Australia and New Zealand Banking Group	MXN	17,499		$921	7/8/16	(36)
Australia and New Zealand Banking Group	MXN	1,163		$61	7/8/16	(2)
Australia and New Zealand Banking Group	$1,591		MXN	30,194	7/8/16	60
Australia and New Zealand Banking Group	$724		NZD	1,034	7/8/16	14
Australia and New Zealand Banking Group	$981		NZD	1,376	7/8/16	2
Australia and New Zealand Banking Group	$1,053		PLN	4,164	7/8/16	2
HSBC Bank PLC	BRL	7,007		$1,919	7/8/16	(261)
HSBC Bank PLC	CAD	6		$4	7/8/16	(— @)
HSBC Bank PLC	EUR	15		$17	7/8/16	— @
HSBC Bank PLC	MXN	12,780		$692	7/8/16	(7)
HSBC Bank PLC	RON	5,094		$1,259	7/8/16	9
HSBC Bank PLC	SEK	15		$2	7/8/16	— @
HSBC Bank PLC	$16		EUR	14	7/8/16	(— @)
HSBC Bank PLC	$14		HUF	4,011	7/8/16	(— @)
HSBC Bank PLC	$6		NOK	53	7/8/16	(— @)
HSBC Bank PLC	$893		RUB	59,802	7/8/16	41
HSBC Bank PLC	$1,101		ZAR	17,238	7/8/16	69
HSBC Bank PLC	ZAR	17,238		$1,090	7/8/16	(80)
JPMorgan Chase Bank NA	PLN	4,201		$1,097	7/8/16	32
JPMorgan Chase Bank NA	PLN	120		$30	7/8/16	(— @)
JPMorgan Chase Bank NA	TRY	60		$20	7/8/16	(1)
JPMorgan Chase Bank NA	ZAR	18,985		$1,249	7/8/16	(39)
UBS AG	EUR	824		$935	7/8/16	20
UBS AG	EUR	1,012		$1,129	7/8/16	6
UBS AG	EUR	2,389		$2,665	7/8/16	13
UBS AG	GBP	238		$348	7/8/16	32
UBS AG	NZD	2,650	EUR	1,592	7/8/16	(125)
UBS AG	NZD	2,195		$1,470	7/8/16	(97)
UBS AG	PLN	4,590		$1,145	7/8/16	(19)
UBS AG	$16		AUD	23	7/8/16	1
UBS AG	$10		JPY	1,109	7/8/16	1
UBS AG	$62		MXN	1,163	7/8/16	2
						$(338)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	103	$22,591	Sep-16	$142
U.S. Treasury 5 yr. Note	115	14,049	Sep-16	206
U.S. Treasury Long Bond	13	2,240	Sep-16	51
U.S. Treasury Ultra Bond	53	9,878	Sep-16	640

Short:
German Euro Bund	12	(2,226)	Sep-16	(18)
U.S. Treasury Ultra Long Bond	79	(11,508)	Sep-16	(419)
				$602

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(39)	$(20)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	515	5.00	5/11/63	4	(74)	(70)	NR
		$1,510			$23	$(113)	$(90)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.1%
Industrials	15.9
Short-Term Investments	13.1
Finance	12.7
U.S. Treasury Securities	8.7
Sovereign	8.2
Mortgages - Other	7.8
Commercial Mortgage-Backed Securities	6.4
Asset-Backed Securities	5.4
Other**	4.7
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $62,492,000 with net unrealized appreciation of approximately $602,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $338,000 and does not include open swap agreements with total unrealized depreciation of approximately $113,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (92.8%)
Asset-Backed Securities (0.8%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$108	$122
8.35%, 7/10/31 (a)	127	166
		288
Corporate Bonds (90.0%)
Finance (35.5%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	208
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	150	152
Air Lease Corp.
3.38%, 6/1/21	75	77
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	75	77
Ally Financial, Inc.
4.25%, 4/15/21	75	75
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	103
American Express Credit Corp.,
MTN
2.38%, 5/26/20	200	205
American International Group, Inc.
4.88%, 6/1/22	100	112
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	54
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	100	101
Banco de Credito del Peru
6.13%, 4/24/27 (a)(b)	325	358
Bank of America Corp.,
MTN
4.00%, 4/1/24 – 1/22/25	350	366
4.25%, 10/22/26	166	173
4.75%, 4/21/45	50	51
5.00%, 1/21/44	125	145
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	66
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	165
Bear Stearns Cos., LLC (The)
5.55%, 1/22/17	450	461
BNP Paribas SA,
4.38%, 5/12/26 (a)	200	203
5.00%, 1/15/21	95	107
Boston Properties LP,
3.65%, 2/1/26	100	107
3.80%, 2/1/24	25	27
BPCE SA
5.15%, 7/21/24 (a)	200	208
Brixmor Operating Partnership LP
4.13%, 6/15/26	150	154

Brookfield Finance, Inc.
4.25%, 6/2/26	150	154
Capital One Bank, USA NA
3.38%, 2/15/23	342	350
Capital One Financial Corp.
2.45%, 4/24/19	50	51
Chubb INA Holdings, Inc.
3.35%, 5/15/24	125	134
Citigroup, Inc.,
5.50%, 9/13/25	250	281
6.68%, 9/13/43	50	64
8.13%, 7/15/39	100	156
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	253
CNA Financial Corp.
5.75%, 8/15/21	75	86
Cooperatieve Rabobank UA
3.95%, 11/9/22	250	259
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	259
6.00%, 2/15/18	61	64
Discover Bank
2.00%, 2/21/18	250	251
Discover Financial Services
3.95%, 11/6/24	75	77
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	216
GE Capital International Funding Co.,
2.34%, 11/15/20 (a)	200	206
4.42%, 11/15/35 (a)	211	237
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	125	139
6.25%, 2/1/41	75	97
6.75%, 10/1/37	230	285
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	293
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	311
Healthcare Trust of America Holdings LP
3.70%, 4/15/23 (c)	100	103
Hospitality Properties Trust
5.25%, 2/15/26	100	106
HSBC Finance Corp.
6.68%, 1/15/21	235	264
HSBC Holdings PLC
6.50%, 5/2/36	100	120
HSBC USA, Inc.
3.50%, 6/23/24	100	103
ING Bank N.V.
5.80%, 9/25/23 (a)	100	110
Intesa Sanpaolo SpA
5.25%, 1/12/24	200	213
JPMorgan Chase & Co.,
4.95%, 6/1/45	130	143
5.50%, 10/15/40	150	188
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)(c)	200	200

Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	51
Lincoln National Corp.
7.00%, 6/15/40	75	97
Lloyds Banking Group PLC
3.10%, 7/6/21	200	200
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)(c)	50	48
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	200	202
Mizuho Financial Group, Inc.
2.63%, 4/12/21 (a)	225	229
Nationwide Building Society
6.25%, 2/25/20 (a)	260	298
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	168
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	86
Prudential Financial, Inc.
5.63%, 6/15/43 (b)	170	178
Realty Income Corp.
3.25%, 10/15/22	150	154
Santander UK Group Holdings PLC
3.13%, 1/8/21	125	125
Santander UK PLC
5.00%, 11/7/23 (a)	200	206
Simon Property Group LP
2.50%, 7/15/21 (c)	125	129
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (a)	200	206
State Street Corp.
1.95%, 5/19/21	175	177
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	107
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	52
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	57
2.88%, 3/15/23	255	266
3.75%, 7/15/25	150	165
Visa, Inc.
4.30%, 12/14/45	125	145
Weingarten Realty Investors
3.38%, 10/15/22	150	153
Wells Fargo & Co.,
2.15%, 1/15/19	60	61
Series M
3.45%, 2/13/23	125	129
MTN
4.10%, 6/3/26	250	268
4.13%, 8/15/23	130	140
Westpac Banking Corp.
2.85%, 5/13/26	150	153
		13,778
Industrials (46.9%)
21st Century Fox America, Inc.
4.75%, 9/15/44	125	139
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	54

AbbVie, Inc.,
3.20%, 5/14/26	100	102
4.70%, 5/14/45	75	80
Actavis Funding SCS,
3.80%, 3/15/25	10	10
4.75%, 3/15/45	130	137
4.85%, 6/15/44	50	53
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	214
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	203
Altria Group, Inc.
5.38%, 1/31/44	55	71
Amazon.com, Inc.,
3.80%, 12/5/24	75	84
4.95%, 12/5/44	50	61
American Airlines Pass-Through Trust
4.00%, 1/15/27	175	185
American Tower Corp.
4.40%, 2/15/26	50	54
Amgen, Inc.
4.66%, 6/15/51 (a)	109	114
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (c)	25	28
6.45%, 9/15/36	125	144
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	125	134
3.70%, 2/1/24	200	216
4.90%, 2/1/46	175	206
Apple, Inc.,
3.85%, 5/4/43	50	50
4.50%, 2/23/36	125	141
Aramark Services, Inc.
4.75%, 6/1/26 (a)	100	98
Ashland, Inc.
6.88%, 5/15/43	50	50
AstraZeneca PLC
6.45%, 9/15/37	125	171
AT&T, Inc.,
5.15%, 3/15/42	75	81
5.65%, 2/15/47	100	115
6.30%, 1/15/38	225	271
Baidu, Inc.
3.25%, 8/6/18	200	205
Barrick Gold Corp.
4.10%, 5/1/23 (c)	100	106
Baxalta, Inc.
5.25%, 6/23/45	100	109
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23 (c)	50	54
5.00%, 9/30/43	75	87
Boston Scientific Corp.
3.85%, 5/15/25	100	106
BP Capital Markets PLC
3.12%, 5/4/26	125	128
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	161
British Airways Pass-Through Trust
4.63%, 12/20/25 (a)	160	169
Buckeye Partners LP
4.15%, 7/1/23	175	176

Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	83
4.55%, 9/1/44	50	58
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (c)	100	97
Caterpillar, Inc.
3.80%, 8/15/42	50	51
CBS Corp.,
4.60%, 1/15/45	25	25
4.90%, 8/15/44	50	51
Celgene Corp.
3.88%, 8/15/25 (c)	200	214
CEVA Group PLC
7.00%, 3/1/21 (a)	75	65
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25 (a)	75	82
6.48%, 10/23/45 (a)	150	180
Cimarex Energy Co.
5.88%, 5/1/22	150	157
Coca-Cola Co.
1.38%, 5/30/19	175	177
ConocoPhillips Co.
2.20%, 5/15/20 (c)	100	101
Crown Castle International Corp.,
3.40%, 2/15/21	100	105
4.45%, 2/15/26	75	82
CVS Health Corp.
2.13%, 6/1/21	75	76
Daimler Finance North America LLC
8.50%, 1/18/31	161	262
DCP Midstream LLC
5.35%, 3/15/20 (a)	38	37
Deere & Co.
3.90%, 6/9/42 (c)	60	64
Delphi Automotive PLC
3.15%, 11/19/20	125	129
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	113
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 7/15/36 (a)	75	81
Eastman Chemical Co.
3.80%, 3/15/25	100	106
eBay, Inc.
2.50%, 3/9/18	100	102
Eldorado Gold Corp.
6.13%, 12/15/20 (a)	105	106
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21 (a)	75	74
Ensco PLC
5.75%, 10/1/44	50	30
Enterprise Products Operating LLC
4.45%, 2/15/43	175	174
Express Scripts Holding Co.
4.50%, 2/25/26	100	110
Exxon Mobil Corp.
4.11%, 3/1/46	75	85
FedEx Corp.
3.20%, 2/1/25	100	104
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	203

5.88%, 8/2/21	200	230
General Motors Co.
6.60%, 4/1/36	125	144
General Motors Financial Co., Inc.,
4.30%, 7/13/25	55	57
4.38%, 9/25/21	125	132
Gilead Sciences, Inc.,
3.65%, 3/1/26	25	27
4.50%, 2/1/45	25	27
4.80%, 4/1/44	50	56
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	108
Goldcorp, Inc.
5.45%, 6/9/44	50	51
Harris Corp.
4.85%, 4/27/35	50	55
HCA, Inc.
4.75%, 5/1/23	130	134
Heathrow Funding Ltd.
4.88%, 7/15/23 (a)	190	210
Hess Corp.
6.00%, 1/15/40	40	42
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	53
Home Depot, Inc.,
3.35%, 9/15/25	25	27
5.88%, 12/16/36	109	149
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	201
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26 (a)	100	103
Kinder Morgan Energy Partners LP
4.15%, 2/1/24	150	151
Kinder Morgan, Inc.,
4.30%, 6/1/25 (c)	50	51
5.55%, 6/1/45	50	51
Kraft Heinz Foods Co.
4.38%, 6/1/46 (a)	175	186
Kroger Co. (The)
6.90%, 4/15/38	80	112
Lam Research Corp.
3.90%, 6/15/26	100	105
Lockheed Martin Corp.
3.55%, 1/15/26	125	136
Lowe’s Cos., Inc.
2.50%, 4/15/26	175	178
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	74
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	100	90
MasTec, Inc.
4.88%, 3/15/23	140	131
McDonald’s Corp.,
MTN
4.60%, 5/26/45	100	112
Mead Johnson Nutrition Co.
3.00%, 11/15/20	75	78
Medtronic, Inc.
4.63%, 3/15/45	200	236
Merck & Co., Inc.
2.80%, 5/18/23	125	131

Microsoft Corp.,
2.00%, 11/3/20	175	180
4.45%, 11/3/45	125	141
Motorola Solutions, Inc.
4.00%, 9/1/24 (c)	155	152
MPLX LP
4.00%, 2/15/25	100	91
Mylan N.V.
3.95%, 6/15/26 (a)	125	127
NBC Universal Media LLC
5.95%, 4/1/41	275	371
NetApp, Inc.
2.00%, 12/15/17	100	100
Netflix, Inc.
5.50%, 2/15/22	95	100
Newell Brands, Inc.
3.85%, 4/1/23 (c)	175	186
Nexen Energy ULC
6.40%, 5/15/37 (c)	100	125
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)(c)	150	155
Noble Energy, Inc.
5.05%, 11/15/44	50	51
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	121
Novartis Capital Corp.
4.40%, 5/6/44	75	91
Omnicom Group, Inc.,
3.60%, 4/15/26	50	53
3.63%, 5/1/22	95	101
3.65%, 11/1/24	23	24
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	228
Oracle Corp.
4.50%, 7/8/44	150	169
Orange SA
9.00%, 3/1/31	50	78
PepsiCo, Inc.
3.60%, 3/1/24	100	110
Philip Morris International, Inc.
4.50%, 3/20/42	150	169
Phillips 66
5.88%, 5/1/42	25	30
Phillips 66 Partners LP
4.68%, 2/15/45	25	23
QVC, Inc.
4.38%, 3/15/23	150	151
Rowan Cos., Inc.
5.85%, 1/15/44	75	50
RR Donnelley & Sons Co.
7.88%, 3/15/21	75	78
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	51
Southern Copper Corp.
7.50%, 7/27/35	100	111
Spectra Energy Capital LLC
7.50%, 9/15/38	100	115
Telefonica Europe BV
8.25%, 9/15/30	84	120

Telstra Corp., Ltd.
3.13%, 4/7/25 (a)(c)	65	68
Time Warner, Inc.
7.70%, 5/1/32	91	127
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	106
Transurban Finance Co., Pty Ltd.
4.13%, 2/2/26 (a)	95	101
Trinity Industries, Inc.
4.55%, 10/1/24	200	189
Tyco International Finance SA
3.90%, 2/14/26	75	81
Tyson Foods, Inc.
4.88%, 8/15/34	50	56
Under Armour, Inc.
3.25%, 6/15/26	100	101
United Airlines Pass-Through Trust,
Class A
4.30%, 2/15/27	209	225
United Rentals North America, Inc.
5.75%, 11/15/24 (c)	80	81
Vale Overseas Ltd.
6.88%, 11/21/36 (c)	75	69
Verizon Communications, Inc.,
4.67%, 3/15/55	278	282
5.01%, 8/21/54	260	276
Viacom, Inc.
5.85%, 9/1/43	50	50
Vodafone Group PLC
4.38%, 2/19/43	50	47
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)(c)	200	201
Wal-Mart Stores, Inc.,
3.30%, 4/22/24 (c)	150	164
5.25%, 9/1/35	75	99
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26 (c)	50	51
3.80%, 11/18/24	25	27
Whole Foods Market, Inc.
5.20%, 12/3/25 (a)	100	108
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	121
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	239
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	50	59
		18,159
Utilities (7.6%)
Alabama Power Co.
3.75%, 3/1/45	125	130
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	206
Boston Gas Co.
4.49%, 2/15/42 (a)	125	136
CenterPoint Energy Houston Electric LLC
1.85%, 6/1/21	150	152
Cleco Corporate Holdings LLC
3.74%, 5/1/26 (a)	50	51

Duke Energy Carolinas LLC
3.75%, 6/1/45	75	79
Enable Midstream Partners LP
3.90%, 5/15/24	125	112
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	119
Energy Transfer Partners LP,
6.13%, 12/15/45	50	52
6.50%, 2/1/42	125	132
Entergy Arkansas, Inc.
3.50%, 4/1/26	75	82
Entergy Louisiana LLC
3.05%, 6/1/31	75	77
Exelon Generation Co., LLC
6.25%, 10/1/39	145	160
Jersey Central Power & Light Co.
4.70%, 4/1/24 (a)	200	220
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	208
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	78
Sempra Energy
6.00%, 10/15/39	125	157
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	78
TransAlta Corp.
4.50%, 11/15/22	235	214
Virginia Electric & Power Co.
2.95%, 1/15/22	325	343
WEC Energy Group, Inc.
3.55%, 6/15/25	75	81
Xcel Energy, Inc.
3.30%, 6/1/25	75	79
		2,946
		34,883
Sovereign (0.5%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	200	202

U.S. Treasury Security (1.0%)
U.S. Treasury Inflation Indexed Bond
0.25%, 1/15/25	379	385

Variable Rate Senior Loan Interests (0.5%)
Industrials (0.5%)
Diamond Resorts Corp.,
Term Loan
5.50%, 5/9/21	70	70
FMG Resources August 2006 Pty Ltd.,
Term B
4.25%, 6/30/19	125	120
		190
Total Fixed Income Securities (Cost $34,308)		35,948

	Shares	Value (000)
Short-Term Investments (10.3%)
Securities held as Collateral on Loaned Securities (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,250)	1,250,288	1,250

Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,409)	2,409,206	2,409

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.34%, 10/20/16 (e)(f) (Cost $360)	$360	360
Total Short-Term Investments (Cost $4,019)		4,019
Total Investments (103.1%) (Cost $38,327) Including $2,341 of Securities Loaned (g)(h)		39,967
Liabilities in Excess of Other Assets (-3.1%)		(1,192)
Net Assets (100.0%)		$38,775

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2016 were approximately $2,341,000 and $2,389,000 respectively. The Portfolio received cash collateral of approximately $1,250,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,139,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at June 30, 2016.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,854,000 and the aggregate gross unrealized depreciation is approximately $214,000 resulting in net unrealized appreciation of approximately $1,640,000.

MTN	Medium Term Note.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	28	$6,141	Sep-16	$42
U.S. Treasury 5 yr. Note	3	367	Sep-16	— @
U.S. Treasury Long Bond	3	517	Sep-16	29

Short:
U.S. Treasury 10 yr. Note	18	(2,394)	Sep-16	(60)
U.S. Treasury Ultra Bond	1	(186)	Sep-16	(5)
U.S. Treasury Ultra Long Bond	16	(2,331)	Sep-16	(75)
				$(69)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(8)	$(4)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	172	5.00	6/20/20	(13)	3	(10)	NR
		$372			$(9)	$(5)	$(14)

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	Not rated.

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	46.9%
Finance	35.6
Utilities	7.6
Short-Term Investments	7.2
Other***	2.7
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2016.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $11,936,000 with net unrealized depreciation of approximately $69,000. Does not include open swap agreements with net unrealized depreciation of approximately $5,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (99.1%)
Corporate Bonds (93.8%)
Basic Materials (4.7%)
American Gilsonite Co.
11.50%, 9/1/17 (a)	$500	$303
Blue Cube Spinco, Inc.
10.00%, 10/15/25 (a)	475	551
Chemtura Corp.
5.75%, 7/15/21	750	761
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	750	754
Hexion, Inc.,
8.88%, 2/1/18	550	480
10.00%, 4/15/20	250	234
HudBay Minerals, Inc.
9.50%, 10/1/20	750	637
Lundin Mining Corp.
7.50%, 11/1/20 (a)	500	513
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	800	700
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	750	721
		5,654
Communications (11.9%)
Altice Financing SA
6.63%, 2/15/23 (a)	500	493
Bankrate, Inc.
6.13%, 8/15/18 (a)	740	748
Cable One, Inc.
5.75%, 6/15/22 (a)	780	801
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	600	633
Columbus International, Inc.
7.38%, 3/30/21 (a)	750	795
CommScope Technologies Finance LLC
6.00%, 6/15/25 (a)	400	412
CommScope, Inc.
5.50%, 6/15/24 (a)	500	509
CSC Holdings LLC
5.25%, 6/1/24	750	684
DISH DBS Corp.
7.75%, 7/1/26 (a)	400	413
GCI, Inc.,
6.75%, 6/1/21	250	254
6.88%, 4/15/25	250	254
Gray Television, Inc.
5.88%, 7/15/26 (a)	750	754
Intelsat Jackson Holdings SA
8.00%, 2/15/24 (a)	500	495
inVentiv Health, Inc.
9.00%, 1/15/18 (a)	750	774
Lamar Media Corp.,
5.38%, 1/15/24	250	260
5.75%, 2/1/26 (a)	300	313
MDC Partners, Inc.
6.50%, 5/1/24 (a)	500	499

Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (a)	450	466
6.88%, 8/15/23 (a)	350	361
Netflix, Inc.
5.88%, 2/15/25	500	527
Numericable-SFR SA
6.00%, 5/15/22 (a)	500	488
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 2/15/24	500	517
SBA Telecommunications, Inc.
5.75%, 7/15/20	250	258
Sinclair Television Group, Inc.
5.88%, 3/15/26 (a)	450	460
Syniverse Holdings, Inc.
9.13%, 1/15/19	250	124
T-Mobile USA, Inc.
6.84%, 4/28/23	750	795
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	700	683
West Corp.
4.75%, 7/15/21 (a)	600	594
		14,364
Consumer, Cyclical (21.0%)
Accuride Corp.
9.50%, 8/1/18	750	698
Air Canada
7.75%, 4/15/21 (a)	750	782
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (a)	200	163
10.75%, 10/15/19 (a)	200	97
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	750	763
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	750	745
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	500	519
Aramark Services, Inc.,
4.75%, 6/1/26 (a)	400	393
5.13%, 1/15/24	250	256
AV Homes, Inc.
8.50%, 7/1/19	750	741
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	500	526
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	600	649
CCM Merger, Inc.
9.13%, 5/1/19 (a)	100	105
Century Communities, Inc.
6.88%, 5/15/22	750	724
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	700	621
Churchill Downs, Inc.
5.38%, 12/15/21 (a)	300	308
Commercial Vehicle Group, Inc.
7.88%, 4/15/19	750	731
Dollar Tree, Inc.
5.75%, 3/1/23 (a)	500	534
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	417	404

Eldorado Resorts, Inc.
7.00%, 8/1/23	400	417
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	550	566
Empire Today LLC/Empire Today Finance Corp.
11.38%, 2/1/17 (a)	805	793
Exide Technologies
8.63%, 2/1/18 (b)(c)(d)	100	—
FelCor Lodging LP
6.00%, 6/1/25	450	456
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	500	280
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	725	607
Golden Nugget Escrow, Inc.
8.50%, 12/1/21 (a)	250	257
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	710	740
Guitar Center, Inc.
6.50%, 4/15/19 (a)	700	605
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	500	504
JC Penney Corp., Inc.,
5.88%, 7/1/23 (a)	400	404
8.13%, 10/1/19	500	520
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24 (a)	500	510
Logan’s Roadhouse, Inc.
10.75%, 10/15/17 (b)(c)	550	61
Meritor, Inc.
6.25%, 2/15/24	750	645
Neiman Marcus Group Ltd., LLC
8.75%, 10/15/21 (a)(e)	350	268
Oshkosh Corp.
5.38%, 3/1/22	750	776
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	500	520
Performance Food Group, Inc.
5.50%, 6/1/24 (a)	250	255
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	750	757
Rite Aid Corp.,
6.13%, 4/1/23 (a)	250	268
6.75%, 6/15/21	500	526
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	450	465
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	500	526
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC
5.88%, 5/15/21 (a)	520	524
Sonic Automotive, Inc.
5.00%, 5/15/23	500	492
Speedway Motorsports, Inc.
5.13%, 2/1/23	335	343
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	694	691
Tempur Sealy International, Inc.
5.50%, 6/15/26 (a)	500	493

Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	750	664
United Continental Holdings, Inc.
6.38%, 6/1/18	400	419
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	300	137
		25,248
Consumer, Non-Cyclical (14.3%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	250	244
5.63%, 2/15/23	500	493
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	400	278
Albea Beauty Holdings SA
8.38%, 11/1/19 (a)	100	106
Alere, Inc.
6.38%, 7/1/23 (a)	200	210
Amsurg Corp.
5.63%, 7/15/22	400	413
APX Group, Inc.
6.38%, 12/1/19	500	497
Beverages & More, Inc.
10.00%, 11/15/18 (a)	739	672
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	750	724
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(e)	465	462
Bumble Bee Holdings, Inc.
9.00%, 12/15/17 (a)	500	507
Central Garden & Pet Co.
6.13%, 11/15/23	500	522
Cenveo Corp.
6.00%, 8/1/19 (a)	400	334
Concordia International Corp.
7.00%, 4/15/23 (a)	250	214
DPx Holdings BV
7.50%, 2/1/22 (a)	100	103
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	343
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	750	660
Global A&T Electronics Ltd.
10.00%, 2/1/19 (a)	400	283
Great Lakes Dredge & Dock Corp.
7.38%, 2/1/19	750	722
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	750	765
HCA, Inc.
5.25%, 6/15/26	450	468
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	512
JLL/Delta Dutch Pledgeco BV
8.75%, 5/1/20 (a)(e)	350	351
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	500	449
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	150	158
Mustang Merger Corp.
8.50%, 8/15/21 (a)	331	348

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 1/15/24 (a)	450	473
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	338
Quintiles Transnational Corp.
4.88%, 5/15/23 (a)	300	306
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	748	750
Service Corp. International
5.38%, 1/15/22	250	259
Spectrum Brands, Inc.
5.75%, 7/15/25	500	523
Teleflex, Inc.
4.88%, 6/1/26	200	203
Tenet Healthcare Corp.
4.15%, 6/15/20 (f)	750	744
TMS International Corp.
7.63%, 10/15/21 (a)	775	542
TreeHouse Foods, Inc.
6.00%, 2/15/24 (a)	500	532
United Rentals North America, Inc.
5.75%, 11/15/24	750	759
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	250	203
6.13%, 4/15/25 (a)	250	201
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	500	519
		17,190
Diversified (0.6%)
Argos Merger Sub, Inc.
7.13%, 3/15/23 (a)	500	516
Horizon Pharma, Inc.
6.63%, 5/1/23	250	234
		750
Energy (11.2%)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	500	476
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	800	774
Concho Resources, Inc.
5.50%, 4/1/23	750	756
Continental Resources, Inc.
5.00%, 9/15/22	750	737
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23 (a)	250	231
CrownRock LP/CrownRock Finance, Inc.
7.75%, 2/15/23 (a)	200	210
DCP Midstream LLC
5.35%, 3/15/20 (a)	400	393
Endeavor Energy Resources LP/EER Finance, Inc.,
7.00%, 8/15/21 (a)	250	247
8.13%, 9/15/23 (a)	500	512
Ensco PLC
4.50%, 10/1/24	700	470
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	469
5.75%, 10/1/25 (a)	250	240

Laredo Petroleum, Inc.,
5.63%, 1/15/22	250	235
6.25%, 3/15/23	450	430
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	600	228
Matador Resources Co.
6.88%, 4/15/23	225	231
Memorial Resource Development Corp.
5.88%, 7/1/22	850	850
Newfield Exploration Co.
5.38%, 1/1/26	500	489
Northern Oil and Gas, Inc.
8.00%, 6/1/20	750	570
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	550	562
ONEOK, Inc.
4.25%, 2/1/22	750	694
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	450	187
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/1/24 (a)	250	254
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 2/15/22 (a)	750	785
Rice Energy, Inc.
6.25%, 5/1/22	750	748
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%, 11/15/23	450	394
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	364
SM Energy Co.
5.00%, 1/15/24	500	430
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.38%, 5/1/24	500	526
		13,492
Finance (10.4%)
Ally Financial, Inc.
4.13%, 3/30/20	500	502
Ardagh Finance Holdings SA
8.63%, 6/15/19 (a)(e)	533	541
Baytex Energy Corp.
5.63%, 6/1/24 (a)	350	284
CNO Financial Group, Inc.
4.50%, 5/30/20	500	520
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	213
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21	500	502
DuPont Fabros Technology LP
5.63%, 6/15/23	500	515
HUB International Ltd.
7.88%, 10/1/21 (a)	700	674
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 8/1/20	750	744
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	219
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.25%, 1/15/18	500	482
Iron Mountain, Inc.
6.00%, 10/1/20 (a)	775	813

iStar, Inc.,
4.00%, 11/1/17	250	247
6.50%, 7/1/21	500	474
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	450	389
KCG Holdings, Inc.
6.88%, 3/15/20 (a)	750	681
Kennedy-Wilson, Inc.
5.88%, 4/1/24	500	489
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 3/1/24	250	268
NewStar Financial, Inc.
7.25%, 5/1/20	400	373
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)	800	804
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	500	476
Radian Group, Inc.
7.00%, 3/15/21	750	805
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	656	673
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	500	515
Transworld Systems, Inc.
9.50%, 8/15/21 (a)	100	50
VEREIT Operating Partnership LP
4.88%, 6/1/26	200	206
		12,459
Industrials (16.6%)
ADS Tactical, Inc.
11.00%, 4/1/18 (a)	800	820
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	434
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	753	666
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	517	520
Associated Materials LLC/AMH New Finance, Inc.
9.13%, 11/1/17	200	179
Belden, Inc.
5.25%, 7/15/24 (a)	300	292
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	750	649
CEVA Group PLC
4.00%, 5/1/18 (a)	750	671
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	750	748
Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	350	319
Coveris Holding Corp.
10.00%, 6/1/18 (a)	175	176
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	195
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	750	754
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	750	664
DH Services Luxembourg Sarl
7.75%, 12/15/20 (a)	50	53

Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	105
EnPro Industries, Inc.
5.88%, 9/15/22	452	457
Flexi-Van Leasing, Inc.
7.88%, 8/15/18 (a)	550	536
GCP Applied Technologies, Inc.
9.50%, 2/1/23 (a)	750	840
Gibraltar Industries, Inc.
6.25%, 2/1/21	736	743
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	208
Jac Holding Corp.
11.50%, 10/1/19 (a)	737	778
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	650	679
Kemet Corp.
10.50%, 5/1/18	450	430
LMI Aerospace, Inc.
7.38%, 7/15/19	500	506
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	950	883
MasTec, Inc.
4.88%, 3/15/23	745	695
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(e)	384	311
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	450	439
OPE KAG Finance Sub, Inc.
7.88%, 7/31/23 (a)	500	495
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	500	512
SAExploration Holdings, Inc.
10.00%, 7/15/19	750	349
Standard Industries, Inc.
5.50%, 2/15/23 (a)	550	565
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	750	743
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	340
Techniplas LLC
10.00%, 5/1/20 (a)	500	372
US Concrete, Inc.
6.38%, 6/1/24 (a)	400	401
Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(e)	100	54
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.
9.75%, 6/15/19 (a)(e)	474	258
XPO Logistics, Inc.
7.88%, 9/1/19 (a)	400	409
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	750	746
		19,994
Technology (2.1%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450	388
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(e)	450	383

DynCorp International, Inc.
11.88%, 11/30/20	494	417
First Data Corp.
7.00%, 12/1/23 (a)	500	508
Western Digital Corp.
7.38%, 4/1/23 (a)	750	801
		2,497
Utilities (1.0%)
DPL, Inc.
6.75%, 10/1/19	750	765
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	400	388
		1,153
		112,801
Sovereign (0.9%)
Government (0.9%)
Select Medical Corp.
6.38%, 6/1/21	350	338
Shape Technologies Group, Inc.
7.63%, 2/1/20 (a)	770	768
		1,106
Variable Rate Senior Loan Interests (4.4%)
Basic Materials (0.5%)
FMG Resources August 2006 Pty Ltd.,
Term B
4.25%, 6/30/19	693	666

Consumer, Cyclical (1.0%)
Diamond Resorts Corp.,
Term Loan
5.50%, 5/9/21	520	520
Graton Economic Development Authority,
Term B
6.25%, 7/28/22	284	285
Navistar International Corp.,
Term B
6.50%, 8/17/17	398	378
		1,183
Finance (0.2%)
Istar Financial, Inc.,
Term B
5.50%, 7/1/20	250	250

Industrials (2.4%)
Atkore International, Inc.,
2nd Lien Term
7.75%, 10/9/21	300	298
Builders FirstSource, Inc.,
Term B
6.00%, 7/22/22	497	498
Commercial Barge Line Co.,
1st Lien Term
9.75%, 11/6/20	494	462

Gates Global, Inc.,
Term B
4.25%, 7/5/21	391	372
Gruden Acquisition, Inc.,
1st Lien Term
5.75%, 7/20/22	498	460
SAExploration Holdings, Inc.,
Term Loan
10.63%, 6/28/23 (g)	750	750
		2,840
Technology (0.3%)
TTM Technologies, Inc.,
1st Lien Term
6.00%, 4/21/22	354	351
		5,290
Total Fixed Income Securities (Cost $122,671)		119,197

		Value
	Shares	(000)
Common Stocks (0.1%)
Auto Components (0.0%)
Exide Technologies (d)(h)	592	—	@

Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc. (h)	2,826	73
Total Common Stocks (Cost $71)		73

Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc., Equity Linked Notes, expires 9/23/20 (d)(h) (Cost $—)	2,802	—
Total Investments (99.2%) (Cost $122,742) (i)		119,270
Other Assets in Excess of Liabilities (0.8%)		956
Net Assets (100.0%)		$120,226

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)

At June 30, 2016, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Payment-in-kind security.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(g)	Unsettled position. The contract rate does not take effect until settlement date.
(h)	Non-income producing security.
(i)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,194,000 and the aggregate gross unrealized depreciation is approximately $5,666,000 resulting in net unrealized depreciation of approximately $3,472,000.

@	Value is less than $500.

Portfolio Composition

Percentage of
Classification	Total Investments
Consumer, Cyclical	21.2%
Industrials	16.8
Consumer, Non-Cyclical	14.4
Other*	13.8
Communications	12.0
Energy	11.3
Finance	10.5
Total Investments	100.0%

*                                         Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.8%)
Agency Adjustable Rate Mortgages (5.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.64%, 3/1/37 — 5/1/40	$1,508	$1,600
2.68%, 6/1/38	529	559
2.70%, 7/1/38	660	700
2.74%, 1/1/36	632	670
2.95%, 6/1/37	240	254
Federal National Mortgage Association,
Conventional Pools:
2.29%, 9/1/37	769	790
2.51%, 10/1/35 — 9/1/38	1,096	1,159
2.68%, 9/1/38	585	607
2.74%, 5/1/39	859	906
2.85%, 9/1/39	245	260
		7,505
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.4%)
Safina Ltd.
2.00%, 12/30/23	640	652

Agency Bonds - Sovereign (U.S. Government Guaranteed) (1.8%)
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,705	1,807
Tunisia Government AID Bonds
1.69%, 7/16/19	885	900
		2,707
Agency Fixed Rate Mortgages (6.7%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	669	720
6.50%, 9/1/19 — 4/1/24	3	3
7.50%, 11/1/19 — 5/1/35	42	53
8.00%, 8/1/32	24	30
8.50%, 8/1/31	25	33
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 — 1/1/44	2,690	2,922
5.00%, 12/1/23 — 11/1/44	3,528	3,905
6.00%, 2/1/37 — 9/1/37	484	554
6.50%, 2/1/28 — 10/1/32	289	335
7.00%, 7/1/29 — 3/1/37	384	463
7.50%, 8/1/37	56	69
8.00%, 4/1/33	103	129
8.50%, 10/1/32	44	57
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	204	233
7.50%, 11/15/32	287	341
8.50%, 7/15/30	122	138
9.00%, 11/15/16	3	3
		9,988

Asset-Backed Securities (8.0%)
Ally Auto Receivables Trust
1.47%, 4/15/20	650	655
CAM Mortgage LLC
3.50%, 7/15/64 (a)	135	136
Capital One Multi-Asset Execution Trust
1.45%, 8/16/21	474	478
Citibank Credit Card Issuance Trust
2.88%, 1/23/23	450	479
Colony American Homes
1.60%, 5/17/31 (a)(b)	405	402
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,189
Green Tree Agency Advance Funding Trust I
3.09%, 10/15/48 (a)	227	228
Hyundai Auto Lease Securitization Trust
0.99%, 7/16/18 (a)(b)	600	601
Invitation Homes Trust,
1.60%, 12/17/30 (a)(b)	587	585
1.80%, 6/17/32 (a)(b)	392	391
3.20%, 8/17/32 (a)(b)	666	665
Nationstar HECM Loan Trust,
2.24%, 6/25/26 (a)	500	500
2.88%, 11/25/25 (a)	182	182
2.98%, 2/25/26 (a)	404	405
3.84%, 5/25/18 (a)	412	412
North Carolina State Education Assistance Authority
1.44%, 7/25/25 (b)	514	506
NRZ Advance Receivables Trust Advance Receivables Backed
2.75%, 6/15/49 (a)	750	753
Panhandle-Plains Higher Education Authority, Inc.
1.58%, 7/1/24 (b)	150	149
RMAT LLC
4.83%, 6/25/35 (a)	405	398
SBA Small Business Investment Cos.
2.25%, 9/10/22	608	616
SPS Servicer Advance Receivables Trust
2.92%, 7/15/47 (a)	350	352
Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (a)	114	114
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	396
VOLT NPL X LLC
4.75%, 10/26/54 (a)	282	273
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	193
VOLT XXII LLC
4.25%, 2/25/55 (a)	200	191
VOLT XXX LLC
4.75%, 10/25/57 (a)	200	193
VOLT XXXI LLC
4.50%, 2/25/55 (a)	200	192
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	347	332
		11,966
Collateralized Mortgage Obligations - Agency Collateral Series (6.0%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	399	401
1.56%, 10/25/18	176	177

1.62%, 9/25/18	424	427
1.66%, 11/25/16	1,361	1,362
1.78%, 10/25/20	472	478
1.88%, 5/25/19	843	860
2.06%, 10/25/20	560	570
2.09%, 3/25/19	265	272
2.26%, 10/25/20	302	308
2.30%, 9/25/18	320	328
2.32%, 10/25/18	285	293
3.03%, 10/25/20 (b)	483	515
REMIC
7.50%, 9/15/29	786	918
Federal National Mortgage Association,
0.68%, 6/25/18 (b)	230	230
1.55%, 4/25/18	250	252
1.63%, 2/25/18	287	289
2.17%, 9/25/19 (b)	587	604
Government National Mortgage Association,
IO
5.00%, 11/20/38	857	57
5.78%, 3/20/43 (b)	819	129
6.05%, 5/20/40 (b)	996	166
6.06%, 8/16/39 (b)	832	70
6.16%, 1/16/40 (b)	590	94
6.36%, 8/16/36 (b)	1,106	245
		9,045
Commercial Mortgage-Backed Securities (1.2%)
BLCP Hotel Trust
1.39%, 8/15/29 (a)(b)	581	575
CDGJ Commercial Mortgage Trust
1.84%, 12/15/27 (a)(b)	544	544
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	163	165
Hilton USA Trust
1.46%, 11/5/30 (a)(b)	154	154
Hudsons Bay Simon JV Trust
2.04%, 8/5/34 (a)(b)	185	185
JP Morgan Chase Commercial Mortgage Securities Trust
1.42%, 7/15/31 (a)(b)	177	177
		1,800
Corporate Bonds (65.1%)
Finance (29.8%)
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	630	646
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	429
2.25%, 8/15/19	675	689
Automatic Data Processing, Inc.
2.25%, 9/15/20	350	364
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	793
Bank of Montreal,
MTN
1.80%, 7/31/18	475	481

Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	541
Bank of Nova Scotia (The),
1.70%, 6/11/18	550	555
1.95%, 1/15/19	725	736
BB&T Corp.,
MTN
2.25%, 2/1/19	580	594
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	508
BNP Paribas SA,
MTN
2.70%, 8/20/18	610	625
BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	660
BPCE SA,
MTN
2.25%, 1/27/20	600	611
Canadian Imperial Bank of Commerce
1.55%, 1/23/18	310	311
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,021
Citigroup, Inc.,
2.05%, 12/7/18 — 6/7/19	1,575	1,587
Commonwealth Bank of Australia
2.50%, 9/20/18	600	614
Compass Bank
1.85%, 9/29/17	600	598
Cooperatieve Rabobank UA
3.38%, 1/19/17	330	334
Credit Agricole SA
2.13%, 4/17/18 (a)	775	784
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	659
Daimler Finance North America LLC
1.50%, 7/5/19 (a)	500	499
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	661
Discover Bank
2.00%, 2/21/18	665	667
DNB Bank ASA
3.20%, 4/3/17 (a)	610	619
ERP Operating LP
2.38%, 7/1/19	550	564
Goldman Sachs Group, Inc. (The)
2.38%, 1/22/18	880	892
HSBC USA, Inc.,
1.63%, 1/16/18	725	724
2.25%, 6/23/19	659	662
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,090
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	364
Jackson National Life Global Funding
1.88%, 10/15/18 (a)	275	278
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,183
2.20%, 10/22/19	325	331

LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	501
Macquarie Bank Ltd.,
2.35%, 1/15/19 (a)	725	736
2.60%, 6/24/19 (a)	605	617
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	567
Metropolitan Life Global Funding I
2.00%, 4/14/20 (a)	550	556
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	650
National Australia Bank Ltd.
1.25%, 3/17/17 (a)	400	401
New York Life Global Funding,
1.30%, 10/30/17 (a)	475	478
1.55%, 11/2/18 (a)	375	379
PNC Bank NA
1.95%, 3/4/19	875	889
Principal Financial Group, Inc.
1.85%, 11/15/17	725	729
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	704
2.70%, 11/25/20 (a)	525	543
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	200	202
Royal Bank of Canada,
Series G
1.80%, 7/30/18	500	506
Santander Holdings USA, Inc.
2.70%, 5/24/19	675	679
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	199
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (a)	380	383
Standard Chartered PLC
1.50%, 9/8/17 (a)	900	897
Sumitomo Mitsui Banking Corp.
2.45%, 1/10/19	630	644
Suncorp-Metway Ltd.
2.10%, 5/3/19 (a)	275	278
Svenska Handelsbanken AB
2.50%, 1/25/19	1,450	1,494
Swedbank AB
1.75%, 3/12/18 (a)	305	307
Synchrony Financial
3.00%, 8/15/19	800	814
Toronto-Dominion Bank (The),
MTN
1.95%, 1/22/19	1,450	1,473
2.63%, 9/10/18	650	669
UBS AG, MTN
2.38%, 8/14/19	925	946
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	521
US Bank NA
1.40%, 4/26/19	900	906
Visa, Inc.
2.20%, 12/14/20	500	516
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	612

Wells Fargo & Co.
2.15%, 1/15/19	360	368
Wells Fargo Bank NA
1.65%, 1/22/18	725	731
Westpac Banking Corp.,
1.65%, 5/13/19	625	627
1.95%, 11/23/18	375	380
		44,576
Industrials (32.9%)
AbbVie, Inc.
2.50%, 5/14/20	575	588
Actavis Funding SCS
3.00%, 3/12/20	835	862
Altera Corp.
2.50%, 11/15/18	300	310
Amazon.com, Inc.
2.60%, 12/5/19	525	548
American Honda Finance Corp.,
MTN
2.45%, 9/24/20	550	572
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	789
AstraZeneca PLC
1.75%, 11/16/18	525	532
AT&T, Inc.
2.45%, 6/30/20	1,225	1,252
AutoZone, Inc.
1.63%, 4/21/19	740	744
Baidu, Inc.
3.25%, 8/6/18	225	231
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	467
Baxalta, Inc.
2.88%, 6/23/20	550	559
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	614
Becton Dickinson and Co.
2.68%, 12/15/19	300	309
Biogen, Inc.
2.90%, 9/15/20	525	548
BMW US Capital LLC
1.50%, 4/11/19 (a)	700	705
Boston Scientific Corp.
2.65%, 10/1/18	570	583
Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	794
1.80%, 11/13/18	300	304
Series G
1.50%, 2/23/18	425	429
CBS Corp.
2.30%, 8/15/19	625	635
Celgene Corp.
2.88%, 8/15/20	525	543
Chevron Corp.
1.79%, 11/16/18	300	304
Cisco Systems, Inc.
1.60%, 2/28/19	700	711

Coca-Cola Co.
1.88%, 10/27/20	500	511
Comcast Corp.
5.70%, 5/15/18	520	565
CVS Health Corp.
1.90%, 7/20/18	550	559
Daimler Finance North America LLC
2.38%, 8/1/18 (a)	750	767
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	730
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	844
EMD Finance LLC
2.40%, 3/19/20 (a)	575	583
Enbridge, Inc.
1.14%, 6/2/17 (b)	175	172
Enterprise Products Operating LLC
2.55%, 10/15/19	325	334
Experian Finance PLC
2.38%, 6/15/17 (a)	600	603
Exxon Mobil Corp.
1.71%, 3/1/19	775	788
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	874
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	608
Gilead Sciences, Inc.
2.55%, 9/1/20	500	520
Goldcorp, Inc.
2.13%, 3/15/18	520	521
Harley-Davidson Financial Services, Inc.,
1.55%, 11/17/17 (a)	258	260
2.15%, 2/26/20 (a)	350	357
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	130	136
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	241
Hyundai Capital America,
2.00%, 3/19/18 (a)	525	528
2.50%, 3/18/19 (a)	775	793
2.60%, 3/19/20 (a)	325	331
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	347
Intel Corp.
2.45%, 7/29/20	550	572
JM Smucker Co. (The)
2.50%, 3/15/20	225	232
John Deere Capital Corp.,
MTN
1.95%, 1/8/19	275	281
Kinder Morgan, Inc.
3.05%, 12/1/19	650	657
Kroger Co. (The)
2.00%, 1/15/19	750	763
L-3 Communications Corp.
1.50%, 5/28/17	275	275
Lockheed Martin Corp.
2.50%, 11/23/20	225	232
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (a)	525	528

Marathon Petroleum Corp.
2.70%, 12/14/18	725	742
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	563
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	183
Medtronic, Inc.
2.50%, 3/15/20	550	571
Molson Coors Brewing Co.
1.45%, 7/15/19 (c)	775	778
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (a)	575	582
2.65%, 9/26/18 (a)	720	739
Orange SA
2.75%, 2/6/19	625	644
PepsiCo, Inc.
1.50%, 2/22/19	450	456
Reynolds American, Inc.
2.30%, 6/12/18	525	534
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	127
5.85%, 11/1/16	475	483
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	587
Shell International Finance BV
1.25%, 11/10/17	675	677
Siemens Financieringsmaatschappij N.V.
2.15%, 5/27/20 (a)	550	563
Southwest Airlines Co.
2.75%, 11/6/19	600	621
Starbucks Corp.
2.00%, 12/5/18	1,105	1,130
Thomson Reuters Corp.,
1.30%, 2/23/17	325	325
1.65%, 9/29/17	150	151
Time Warner Cable, Inc.
6.75%, 7/1/18	400	439
Toyota Motor Credit Corp.,
MTN
1.40%, 5/20/19	625	629
1.70%, 2/19/19	725	735
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	803
Tyson Foods, Inc.
2.65%, 8/15/19	600	617
Union Pacific Corp.
2.25%, 6/19/20	550	566
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,296
Viacom, Inc.
2.50%, 9/1/18	625	634
Vodafone Group PLC
1.50%, 2/19/18	750	750
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	553
Walgreens Boots Alliance, Inc.
1.75%, 5/30/18	790	797
Walt Disney Co. (The)
1.65%, 1/8/19	100	102

Waste Management, Inc.
2.60%, 9/1/16	725	727
Wm Wrigley Jr. Co.
1.40%, 10/21/16 (a)	600	601
		49,150
Utilities (2.4%)
Energy Transfer Partners LP
2.50%, 6/15/18	575	573
Engie
1.63%, 10/10/17 (a)	650	653
Eversource Energy
1.45%, 5/1/18	525	526
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	201
Sempra Energy
2.40%, 3/15/20	600	613
Southern Co. (The)
2.15%, 9/1/19	725	739
Xcel Energy, Inc.
1.20%, 6/1/17	275	275
		3,580
		97,306
Mortgages - Other (2.5%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	252	257
Fannie Mae Connecticut Avenue Securities,
1.60%, 5/25/25 (b)	188	188
2.65%, 10/25/28 (b)	395	399
FDIC Guaranteed Notes Trust
1.01%, 2/25/48 (a)(b)	48	48
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.35%, 10/25/27 (b)	223	223
1.45%, 2/25/24 (b)	131	131
1.55%, 12/25/28 (b)	250	250
1.70%, 10/25/28 (b)	246	246
1.90%, 7/25/28 (b)	483	484
2.20%, 9/25/28 (b)	342	344
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 — 8/25/55 (a)(b)	674	703
Sequoia Mortgage Trust
1.07%, 8/20/34 (b)	490	463
		3,736
Sovereign (0.5%)
Korea Development Bank (The)
1.50%, 1/22/18	690	692

U.S. Agency Security (1.6%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,334
Total Fixed Income Securities (Cost $145,424)		147,731

	Shares	Value (000)
Short-Term Investments (2.3%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $2,151)	2,150,859	2,151

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.34%, 10/20/16 (e)(f) (Cost $1,349)	$1,350	1,349
Total Short-Term Investments (Cost $3,500)		3,500
Total Investments (101.1%) (Cost $148,924) (g)(h)		151,231
Liabilities in Excess of Other Assets (-1.1%)		(1,715)
Net Assets (100.0%)		$149,516

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(c)	When-issued security.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at June 30, 2016.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with open futures contracts.
(h)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,515,000 and the aggregate gross unrealized depreciation is approximately $208,000 resulting in net unrealized appreciation of approximately $2,307,000.

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 5 yr. Note	296	$(36,161)	Sep-16	$(611)
U.S. Treasury 2 yr. Note	89	(19,520)	Sep-16	(136)
U.S. Treasury 10 yr. Note	12	(1,596)	Sep-16	(43)
				$(790)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.5%
Finance	29.5
Other*	12.5
Asset-Backed Securities	7.9
Agency Fixed Rate Mortgages	6.6
Collateralized Mortgage Obligations - Agency Collateral Series	6.0
Agency Adjustable Rate Mortgages	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with an underlying face amount of approximately $57,277,000 with total unrealized depreciation of approximately $790,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (87.8%)
Asset-Backed Securities (13.0%)
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
1.01%, 9/25/27 (a)	$14	$13
Bear Stearns Asset-Backed Securities I Trust,
0.77%, 3/25/37 (a)	88	47
0.80%, 5/25/37 (a)	97	59
BNC Mortgage Loan Trust,
0.61%, 3/25/37 (a)	100	74
Carrington Mortgage Loan Trust,
0.67%, 1/25/37 (a)	100	59
Countrywide Asset-Backed Certificates,
0.82%, 4/25/36 (a)	100	86
0.90%, 3/25/47 (a)(b)	67	34
4.92%, 7/25/36	127	103
CWABS Asset-Backed Certificates Trust,
4.84%, 10/25/46 (a)	94	63
Ellington Loan Acquisition Trust,
1.55%, 5/25/37 (a)(b)	100	85
GSAA Home Equity Trust,
6.00%, 11/25/36	32	20
GSAMP Trust,
0.77%, 3/25/46 (a)	100	77
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	23	23
Nationstar Home Equity Loan Trust,
0.70%, 4/25/37 (a)	100	89
Ownit Mortgage Loan Trust,
0.72%, 3/25/37 (a)	61	47
RAMP Trust,
0.77%, 11/25/35 (a)	65	54
RMAT LLC,
4.83%, 6/25/35 (b)	73	72
Truman Capital Mortgage Loan Trust,
2.15%, 1/25/34 (a)(b)	72	71
3.23%, 11/25/31 (a)(b)	66	64
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	99	95
		1,235
Collateralized Mortgage Obligation - Agency Collateral Series (0.2%)
Government National Mortgage Association,
IO
0.82%, 8/20/58 (a)	565	20

Commercial Mortgage-Backed Securities (3.9%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	74
GS Mortgage Securities Trust,
4.47%, 2/10/48 (a)(b)	100	74
HILT Mortgage Trust,
4.19%, 7/15/29 (a)(b)	100	87
JPMBB Commercial Mortgage Securities Trust,
3.98%, 2/15/48 (a)(b)	100	73

Wells Fargo Commercial Mortgage Trust,
4.24%, 5/15/48 (a)	75		58
			366
Corporate Bonds (36.5%)
Finance (16.1%)
ABN Amro Bank N.V,
6.38%, 4/27/21	EUR	100	133
Ally Financial, Inc.,
4.13%, 3/30/20		$25	25
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	EUR	100	129
Bank of America Corp.,
MTN
4.25%, 10/22/26		$50	52
BNP Paribas SA,
4.38%, 5/12/26 (b)	200		203
BPCE SA,
5.15%, 7/21/24 (b)	200		208
Citigroup, Inc.,
5.50%, 9/13/25	75		84
Cooperatieve Rabobank UA,
2.50%, 5/26/26 (a)	EUR	100	113
Discover Financial Services,
3.95%, 11/6/24		$25	26
Goldman Sachs Group, Inc. (The),
0.50%, 10/29/19 (a)	EUR	100	111
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		$25	24
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	64
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)	100		130
Nationwide Building Society,
4.13%, 3/20/23 (a)	100		114
Vonovia Finance BV,
4.00%, 12/17/21 (a)(c)	100		113
			1,529
Industrials (18.8%)
Actavis Funding SCS,
3.80%, 3/15/25		$15	16
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	15		14
Air Canada,
6.75%, 10/1/19 (b)	50		52
Akamai Technologies, Inc.,
0.00%, 2/15/19	50		49
Aramark Services, Inc.,
4.75%, 6/1/26 (b)	25		25
Argos Merger Sub, Inc.,
7.13%, 3/15/23 (b)	25		26
AT&T, Inc.,
6.30%, 1/15/38	25		30
Ball Corp.,
4.00%, 11/15/23	25		25
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	15		15

Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25 (b)	50	55
Citrix Systems, Inc.,
0.50%, 4/15/19	50	56
Continental Airlines Pass-Through Certificates,
6.13%, 4/29/18	25	26
Crown Castle International Corp.,
5.25%, 1/15/23	25	28
CSC Holdings LLC,
5.25%, 6/1/24	25	23
Ctrip.com International Ltd.,
1.25%, 10/15/18	50	61
DISH DBS Corp.,
5.00%, 3/15/23	25	23
Dollar Tree, Inc.,
5.75%, 3/1/23 (b)	25	27
First Data Corp.,
5.38%, 8/15/23 (b)	25	25
General Motors Financial Co., Inc.,
4.30%, 7/13/25	50	51
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23	25	21
Harland Clarke Holdings Corp.,
9.75%, 8/1/18 (b)	25	26
HCA, Inc.,
4.75%, 5/1/23	25	26
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)	15	14
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)	25	26
Lamar Media Corp.,
5.00%, 5/1/23	25	26
Lear Corp.,
5.25%, 1/15/25	50	53
Lundin Mining Corp.,
7.50%, 11/1/20 (b)	25	26
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)	25	22
MasTec, Inc.,
4.88%, 3/15/23	25	23
MGM Resorts International,
6.00%, 3/15/23	25	26
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)	25	26
Motorola Solutions, Inc.,
4.00%, 9/1/24	20	20
MPLX LP,
4.00%, 2/15/25	25	23
Netflix, Inc.,
5.50%, 2/15/22	25	26
ON Semiconductor Corp.,
Series B
2.63%, 12/15/26	50	52
OPE KAG Finance Sub, Inc.,
7.88%, 7/31/23 (b)	25	25
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.25%, 2/15/22	25	25
QVC, Inc.,
4.85%, 4/1/24	25	26

RR Donnelley & Sons Co.,
7.88%, 3/15/21		25	26
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		25	26
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
5.88%, 5/15/21 (b)		50	50
Standard Industries, Inc,
5.38%, 11/15/24 (b)		50	51
Starwood Property Trust, Inc.,
4.55%, 3/1/18		50	52
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.75%, 3/1/25		25	25
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	114
Tesla Motors, Inc.,
0.25%, 3/1/19		$50	45
Toll Brothers Finance Corp.,
0.50%, 9/15/32		50	49
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	22
United Rentals North America, Inc.,
5.75%, 11/15/24		25	25
Whole Foods Market, Inc.,
5.20%, 12/3/25 (b)		25	27
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (b)		25	24
XPO Logistics, Inc.,
7.88%, 9/1/19 (b)		50	51
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)		25	25
			1,777
Utilities (1.6%)
AES Corp.,
4.88%, 5/15/23		75	74
Energy Transfer Partners LP,
2.50%, 6/15/18		75	75
			149
			3,455
Mortgages - Other (11.5%)
Alternative Loan Trust,
2.89%, 3/25/35 (a)		98	89
PAC
0.90%, 10/25/36 (a)		70	41
Banc of America Alternative Loan Trust,
0.90%, 11/25/36 (a)		61	37
5.71%, 10/25/36 (a)		107	67
Bear Stearns Structured Products, Inc. Trust,
2.88%, 1/26/36 (a)		39	30
Bear Stearns Trust,
0.83%, 5/25/36 (a)		67	56
2.65%, 2/25/36 (a)		58	48
2.75%, 4/25/35 (a)		56	42
2.93%, 3/25/36 (a)		112	85

Citigroup Mortgage Loan Trust,
2.88%, 6/25/36 (a)	42		34
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36	25		24
Grifonas Finance PLC,
0.15%, 8/28/39 (a)	EUR	52	40
GSR Mortgage Loan Trust,
3.15%, 12/25/34 (a)		$101	97
HarborView Mortgage Loan Trust,
0.64%, 1/19/38 (a)	34		28
IndyMac INDX Mortgage Loan Trust,
2.84%, 12/25/34 (a)	51		49
JP Morgan Mortgage Trust,
2.94%, 6/25/37 (a)	45		39
Lehman Mortgage Trust,
6.00%, 7/25/36 — 6/25/37	150		105
Luminent Mortgage Trust,
0.68%, 5/25/37 (a)	120		90
Lusitano Mortgages No. 5 PLC,
0.01%, 7/15/59 (a)	EUR	52	43
MASTR Alternative Loan Trust,
6.25%, 7/25/36		$49	42
			1,086
Sovereign (19.8%)
Brazil Letras do Tesouro Nacional,
0.00%, 1/1/19	BRL	900	210
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	40	46
Hungary Government Bond,
6.00%, 11/24/23	HUF	39,000	167
7.50%, 11/12/20	23,000		99
Hungary Government International Bond,
5.38%, 3/25/24		$100	112
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	200		232
Italy Buoni Poliennali Del Tesoro,
2.35%, 9/15/24 (b)	EUR	50	64
New Zealand Government Bond,
4.50%, 4/15/27	NZD	70	60
5.50%, 4/15/23	200		174
Poland Government Bond,
2.50%, 7/25/26	PLN	680	167
Portugal Government International Bond,
5.13%, 10/15/24 (b)		$50	50
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (b)	EUR	90	119
Romania Government Bond,
4.75%, 2/24/25	RON	120	32
5.85%, 4/26/23	140		40
Select Medical Corp.,
6.38%, 6/1/21		$50	48
South Africa Government Bond,
8.00%, 1/31/30	ZAR	3,200	197
Spain Government Bond,
2.15%, 10/31/25 (b)	EUR	50	60
			1,877

U.S. Treasury Securities (2.9%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$35	36
3.50%, 2/15/39	50	63
U.S. Treasury Inflation Indexed Bond,
0.25%, 1/15/25	172	175
		274
Total Fixed Income Securities (Cost $8,396)		8,313

	Shares	Value (000)
Short-Term Investment (11.8%)
Investment Company (11.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $1,122)	1,122,396	1,122
Total Investments (99.6%) (Cost $9,518) (e)(f)		9,435
Other Assets in Excess of Liabilities (0.4%)		35
Net Assets (100.0%)		$9,470

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended June 30, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(f)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $175,000 and the aggregate gross unrealized depreciation is approximately $258,000 resulting in net unrealized depreciation of approximately $83,000.

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at June 30, 2016:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$57		EUR	51		7/8/16	$(1)
Citibank NA		$53		EUR	46		7/8/16	(1)
Citibank NA	ZAR	1,031			$69		7/8/16	(1)
Commonwealth Bank of Australia	EUR	18			$20		7/8/16	(—	@)
HSBC Bank PLC	BRL	645			$177		7/8/16	(24)
HSBC Bank PLC	CAD	60		MXN	850		7/8/16	—	@
HSBC Bank PLC	CAD	1			$1		7/8/16	(—	@)
HSBC Bank PLC	CAD	2			$1		7/8/16	(—	@)
HSBC Bank PLC	EUR	44		NOK	405		7/8/16	(—	@)
HSBC Bank PLC	EUR	42			$47		7/8/16	1
HSBC Bank PLC	EUR	—	@		$1		7/8/16	—	@
HSBC Bank PLC	HUF	48,626			$173		7/8/16	2
HSBC Bank PLC	HUF	29,049			$104		7/8/16	2
HSBC Bank PLC	MXN	450		JPY	2,673		7/8/16	1
HSBC Bank PLC	MXN	4,253			$230		7/8/16	(2)
HSBC Bank PLC	MYR	200			$49		7/8/16	(1)
HSBC Bank PLC	PLN	135			$36		7/8/16	1
HSBC Bank PLC	RON	300			$74		7/8/16	1
HSBC Bank PLC		$1		JPY	130		7/8/16	—	@
HSBC Bank PLC		$233		MXN	4,412		7/8/16	9
HSBC Bank PLC		$49		MYR	200		7/8/16	1
HSBC Bank PLC		$67		NOK	558		7/8/16	(—	@)
HSBC Bank PLC		$48		NZD	68		7/8/16	—	@
HSBC Bank PLC		$48		RUB	3,200		7/8/16	2
HSBC Bank PLC	ZAR	1,816			$115		7/8/16	(8)
JPMorgan Chase Bank NA	EUR	50			$55		7/8/16	(—	@)
JPMorgan Chase Bank NA	GBP	33			$46		7/8/16	2
JPMorgan Chase Bank NA	MXN	890			$48		7/8/16	(1)
JPMorgan Chase Bank NA	NOK	390			$47		7/8/16	—	@
JPMorgan Chase Bank NA	PLN	294			$75		7/8/16	(—	@)
JPMorgan Chase Bank NA	PLN	235			$58		7/8/16	(2)
JPMorgan Chase Bank NA		$48		EUR	42		7/8/16	(1)
JPMorgan Chase Bank NA		$36		NZD	52		7/8/16	1
JPMorgan Chase Bank NA	ZAR	112			$7		7/8/16	(—	@)
UBS AG	AUD	—	@		$—	@	7/8/16	(—	@)
UBS AG	EUR	1,275			$1,422		7/8/16	7
UBS AG	JPY	2,797			$25		7/8/16	(2)
UBS AG	NZD	135		EUR	81		7/8/16	(6)
UBS AG	NZD	312			$209		7/8/16	(14)
UBS AG	RUB	3,125			$47		7/8/16	(2)
UBS AG		$1		GBP	—	@	7/8/16	(—	@)
UBS AG		$9		MXN	177		7/8/16	—	@
UBS AG		$47		RUB	3,000		7/8/16	—	@
UBS AG		$47		RUB	3,050		7/8/16	—	@
Westpac Banking Corp.	EUR	42			$47		7/8/16	—	@
HSBC Bank PLC	IDR	633,400			$47		7/11/16	(1)
JPMorgan Chase Bank NA		$48		IDR	633,400		7/11/16	(—	@)
								$(37)

Futures Contracts:

The Portfolio had the following futures contracts open at June 30, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
German Euro BOBL (Germany)	5	$(741)	Sep-16	$(6)
German Euro Bund (Germany)	5	(927)	Sep-16	(18)
U.S. Treasury 10 yr. Note (United States)	8	(1,064)	Sep-16	(29)
U.S. Treasury 2 yr. Note (United States)	1	(219)	Sep-16	(2)
U.S. Treasury 5 yr. Note (United States)	5	(611)	Sep-16	(11)
U.S. Treasury Ultra Bond (United States)	1	(187)	Sep-16	(11)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	8	(1,165)	Sep-16	(42)
				$(119)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at June 30, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Deutsche Bank AG
CMBX.NA.BB.60	Sell	$28	5.00%	5/11/63	$—	@	$(4)	$(4)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	20	5.00	5/11/63	(—	@)	(3)	(3)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	200	3.00	5/11/63	(13)		(2)	(15)	NR
		$248			$(13)		$(9)	$(22)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	19.9%
Industrials	18.8
Finance	16.2
Asset-Backed Securities	13.1
Short-Term Investment	11.9
Mortgages - Other	11.5
Other*	8.6
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open short futures contracts with an underlying face amount of approximately $4,914,000 with total unrealized depreciation of approximately $119,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $37,000 and does not include open swap agreements with total unrealized depreciation of approximately $9,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2016 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (4.4%)
International Banks (4.4%)
Swedbank AB
0.40%, 7/6/16	$10,000	$10,000
Toronto-Dominion Bank
0.90%, 1/5/17	2,000	2,000
Total Certificates of Deposit (Cost $12,000)		12,000

Commercial Paper (a) (19.5%)
Automobiles Manufacturing (0.7%)
Harley-Davidson Financial Services
0.70%, 7/18/16	2,000	1,999

Health Care Services (0.8%)
UnitedHealth Group, Inc.
0.62%, 7/5/16	2,000	2,000

Insurance (0.7%)
Axa Financial, Inc.
0.75%, 9/20/16	2,000	1,996

International Banks (15.1%)
Cooperatieve Rabobank
0.87%, 11/2/16	10,000	9,975
Credit Agricole Corporate and Investment Bank
0.39%, 7/5/16	10,000	9,999
Danske Corp.
0.60%, 7/29/16 (b)	4,032	4,031
DBS BANK Ltd.
0.71%, 10/12/16	2,400	2,396
Nordea Bank AB
0.92%, 11/23/16	10,000	9,969
Oversea-Chinese Banking Corp. Ltd.
0.43%, 7/6/16	5,000	5,000
		41,370
Publishing & Broadcasting (0.8%)
NBCUniversal Enterprise, Inc.
0.67%, 7/6/16	2,000	2,000

Transportation (0.7%)
Ryder System, Inc.
0.70%, 8/15/16	2,000	1,998

Wireless Telecom Services (0.7%)
Verizon Communications, Inc.
0.82%, 8/3/16	2,000	1,999
Total Commercial Paper (Cost $53,362)		53,362

Corporate Bonds (2.2%)
International Banks (2.2%)
Macquarie Bank Ltd.
2.00%, 8/15/16 (b)	4,901	4,907
Sumitomo Mitsui Banking Corp.
1.45%, 7/19/16	1,000	1,000
Total Corporate Bonds (Cost $5,907)		5,907

Floating Rate Notes (40.9%)
Domestic Bank (3.7%)
Bank of America NA
1.10%, 11/14/16	10,000	10,010

International Banks (37.2%)
ABN Amro Bank N.V.
1.43%, 10/28/16 (b)	2,980	2,985
Australia & New Zealand Banking Group Ltd.
0.79%, 12/15/16 (b)	5,000	4,999
Bank of Nova Scotia
0.91%, 12/5/16	3,000	3,001
Banque Federative du Credit Mutuel SA
1.48%, 10/28/16 (b)	5,265	5,276
BNP Paribas SA
1.25%, 12/12/16	2,000	2,003
BPCE SA
1.48%, 2/10/17	8,150	8,179
Canadian Imperial Bank of Commerce
1.02%, 5/23/17	1,750	1,752
Commonwealth Bank of Australia
0.91%, 2/6/17 (b)	10,000	10,000
National Australia Bank Ltd.
1.12%, 12/2/16 (b)	11,331	11,342
Sumitomo Mitsui Banking Corp.,
0.71%, 8/31/16	10,000	10,003
0.71%, 8/31/16	9,000	9,002
Suncorp-Metway Ltd.
1.32%, 3/28/17 (b)	3,000	3,005
Svenska Handelsbanken AB,
0.83%, 1/10/17	5,000	4,999
0.84%, 12/19/16	3,100	3,100
0.91%, 11/28/16	2,109	2,110
Toronto Dominion Bank,
0.81%, 11/7/16	7,000	7,002
0.85%, 12/19/16	3,000	3,000
Westpac Banking Corp.
1.05%, 3/3/17 (b)	10,000	10,006
		101,764
Total Floating Rate Notes (Cost $111,774)		111,774

Repurchase Agreements (32.9%)
ABN Amro Securities LLC, (0.38%, dated 6/30/16, due 7/1/16; proceeds $9,000; fully collateralized by various Corporate Bonds; 1.00% - 9.63% due 4/1/17 - 10/1/43 and a U.S. Government agency security; 3.50% due 8/1/42; valued at $9,407)	9,000	9,000
Bank of Montreal, (0.38%, dated 6/30/16, due 7/1/16; proceeds $10,000; fully collateralized by various Corporate Bonds; 1.20% - 7.25% due 1/23/17 - 9/1/36; valued at $10,501)	10,000	10,000
BNP Paribas Securities Corp., (0.39%, dated 6/30/16, due 7/1/16; proceeds $10,000; fully collateralized by various Corporate Bonds; 1.80% - 4.40% due 7/30/18 - 6/14/46; valued at $10,500)	10,000	10,000
HSBC Securities USA, Inc., (0.48%, dated 6/30/16, due 7/1/16; proceeds $10,000; fully collateralized by a Corporate Bond; 10.88% due 10/15/25; valued at $10,600)	10,000	10,000

ING Financial Markets LLC, (0.51%, dated 6/30/16, due 7/1/16; proceeds $10,000; fully collateralized by various Corporate Bonds; 3.50% - 7.45% due 4/15/18 - 5/1/34; valued at $10,601)	10,000	10,000
JP Morgan Securities LLC, (1.02%, dated 6/6/16, due 9/28/16; proceeds $10,032; fully collateralized by various Corporate Bonds; 6.63% - 11.38% due 8/15/17- 3/15/23; valued at $10,602) (Demand 7/6/16)	10,000	10,000
Mizuho Securities USA, Inc., (0.38%, dated 6/30/16, due 7/1/16; proceeds $10,000; fully collateralized by various Common Stocks; valued at $10,500)	10,000	10,000
Pershing LLC, (0.84%, dated 6/7/16, due 8/8/16; proceeds $2,003; fully collateralized by various Corporate Bonds; 1.64% - 9.00% due 7/15/16 - 12/15/65; valued at $2,114)	2,000	2,000
Scotia Capital USA, Inc., (0.48%, dated 6/30/16, due 7/1/16; proceeds $9,000; fully collateralized by various Corporate Bonds; 4.63% - 9.13% due 9/15/16 - 6/1/20; valued at $9,540)	9,000	9,000
Wells Fargo Securities LLC, (0.88%, dated 5/13/16, due 8/11/16; proceeds $10,022; fully collateralized by various Corporate Bonds; 4.75% - 8.00% due 12/15/22 - 6/1/26; valued at $10,600)	10,000	10,000
Total Repurchase Agreements (Cost $90,000)		90,000
Total Investments (99.9%) (Cost $273,043) (c)		273,043
Other Assets in Excess of Liabilities (0.1%)		388
Net Assets (100.0%)		$273,431

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	40.9%
Repurchase Agreements	33.0
Commercial Paper	19.5
Other*	6.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • June 30, 2016 (unaudited)

Security Valuation: Ultra-Short Income: Securities owned by the Portfolio are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$894	$—		$894
Agency Fixed Rate Mortgages	—	12,063	—		12,063
Asset-Backed Securities	—	383	—		383
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,877	—		1,877
Commercial Mortgage-Backed Securities	—	2,997	—		2,997
Corporate Bonds	—	30,127	—		30,127
Mortgages - Other	—	2,338	—		2,338
Sovereign	—	68,033	—		68,033
U.S. Treasury Securities	—	23,888	—		23,888
Total Fixed Income Securities	—	142,600	—		142,600
Common Stocks
Aerospace & Defense	1,152	409	—		1,561
Air Freight & Logistics	420	359	—		779
Airlines	14	1,427	—		1,441
Auto Components	230	1,011	—		1,241
Automobiles	325	2,871	—		3,196
Banks	6,771	8,043	—	†	14,814 †
Beverages	1,274	2,535	—		3,809
Biotechnology	1,679	964	—		2,643
Building Products	16	1,527	—		1,543
Capital Markets	1,324	1,590	—		2,914
Chemicals	999	3,397	—		4,396
Commercial Services & Supplies	410	626	—		1,036
Communications Equipment	837	546	—		1,383
Construction & Engineering	131	1,716	—		1,847
Construction Materials	—	416	—		416
Consumer Finance	391	27	—		418
Containers & Packaging	160	146	—		306
Distributors	11	—	—		11
Diversified Consumer Services	45	—	—		45
Diversified Finanancial Services	—	121	—		121
Diversified Financial Services	531	1,498	—		2,029
Diversified Telecommunication Services	1,724	3,724	—		5,448
Electric Utilities	1,486	1,596	—		3,082
Electrical Equipment	320	1,335	—		1,655
Electronic Equipment, Instruments & Components	175	840	—		1,015
Energy Equipment & Services	896	240	—		1,136
Food & Staples Retailing	2,309	1,900	—		4,209
Food Products	1,050	3,812	—		4,862
Gas Utilities	28	501	—		529
Health Care Equipment & Supplies	1,872	807	—		2,679
Health Care Providers & Services	1,824	452	—		2,276
Health Care Technology	66	—	—		66
Hotels, Restaurants & Leisure	1,211	1,159	—		2,370
Household Durables	204	545	—		749
Household Products	1,593	1,165	—		2,758
Independent Power Producers & Energy Traders	23	33	—		56
Industrial Conglomerates	562	1,554	—		2,116
Information Technology Services	2,355	1,110	—		3,465
Insurance	1,215	4,059	—		5,274
Internet & Catalog Retail	1,072	82	—		1,154
Internet Software & Services	1,539	93	—		1,632
Leisure Products	40	—	—		40
Life Sciences Tools & Services	361	141	—		502
Machinery	775	2,106	—		2,881
Marine	—	263	—		263
Media	2,656	1,869	—		4,525
Metals & Mining	841	1,975	—		2,816
Multi-Utilities	854	1,106	—		1,960
Multi-line Retail	196	128	—		324
Oil, Gas & Consumable Fuels	5,248	4,001	—		9,249
Paper & Forest Products	—	283	—		283
Personal Products	154	1,941	—		2,095
Pharmaceuticals	7,366	8,738	—		16,104
Professional Services	363	1,116	—		1,479
Real Estate Investment Trusts (REITs)	8,375	1,520	—		9,895
Real Estate Management & Development	669	1,685	—		2,354
Road & Rail	1,182	1,645	—		2,827
Semiconductors & Semiconductor Equipment	1,771	651	1		2,423
Software	2,266	893	—		3,159
Specialty Retail	1,238	890	—		2,128
Tech Hardware, Storage & Peripherals	3,146	462	—		3,608
Textiles, Apparel & Luxury Goods	298	1,525	—		1,823
Thrifts & Mortgage Finance	33	20	—		53
Tobacco	973	1,573	—		2,546
Trading Companies & Distributors	134	957	—		1,091
Transportation Infrastructure	—	995	—		995
Water Utilities	—	106	—		106
Wireless Telecommunication Services	213	1,712	—		1,925
Total Common Stocks	77,396	92,537	1	†	169,934 †
Investment Companies	379	—	—		379
Rights	1	1	—		2
Warrants	2	—	—		2
Call Options Purchased	—	187	—		187
Short-Term Investments
Investment Company	44,370	—	—		44,370
Sovereign	—	1,554	—		1,554
U.S. Treasury Securities	—	3,717	—		3,717
Total Short-Term Investments	44,370	5,271	—		49,641
Foreign Currency Forward Exchange Contracts	—	2,653	—		2,653
Futures Contracts	837	—	—		837
Credit Default Swap Agreement	—	68	—		68
Interest Rate Swap Agreements	—	823	—		823
Total Return Swap Agreements	—	978	—		978
Total Assets	122,985	245,118	1	†	368,104 †
Liabilities:
Call Options Written	—	(42)	—		(42)
Foreign Currency Forward Exchange Contracts	—	(3,172)	—		(3,172)
Futures Contracts	(748)	—	—		(748)
Interest Rate Swap Agreements	—	(2,701)	—		(2,701)
Total Return Swap Agreements	—	(921)	—		(921)
Total Liabilities	(748)	(6,836)	—		(7,584)
Total	$122,237	$238,282	$1	†	$360,520 †

†                 Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stock (000)
Beginning Balance	$6
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(5)
Realized gains (losses)	—
Ending Balance	$1

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(5)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016.

Global Strategist	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment

Common Stock	$1	Tangible Net Asset Value Method	Tangible Net Asset Book Value Per Share	$0.02	$0.02	$0.02	Increase
			Discount for Recoverability of Certain Assets	50.0%	50.0%	50.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$790	$—		$790
Commercial Mortgage-Backed Securities	—	170	—		170
Corporate Bonds	—	1,661	—		1,661
Sovereign	—	4,004	—		4,004
U.S. Treasury Securities	—	1,312	—		1,312
Total Fixed Income Securities	—	7,937	—		7,937
Common Stocks
Aerospace & Defense	10	37	—		47
Air Freight & Logistics	—	12	—		12
Airlines	—	56	—		56
Auto Components	4	41	—		45
Automobiles	—	70	—		70
Banks	51	160	—		211
Beverages	11	86	—		97
Biotechnology	10	5	—		15
Building Products	—	34	—		34
Capital Markets	4	60	—		64
Chemicals	7	66	—		73
Commercial Services & Supplies	—	14	—		14
Communications Equipment	3	14	—		17
Construction & Engineering	— @	64	—		64
Construction Materials	—	41	—		41
Diversified Consumer Services	—	9	—		9
Diversified Financial Services	—	41	—		41
Diversified Telecommunication Services	15	72	—		87
Electric Utilities	46	63	—		109
Electrical Equipment	—	26	—		26
Energy Equipment & Services	12	—	—		12
Food & Staples Retailing	9	23	—		32
Food Products	—	34	—		34
Gas Utilities	15	40	—		55
Health Care Equipment & Supplies	—	21	—		21
Health Care Providers & Services	14	27	—		41
Hotels, Restaurants & Leisure	—	41	—		41
Household Durables	—	3	—		3
Household Products	7	28	—		35
Industrial Conglomerates	3	52	—		55
Information Technology Services	11	46	—		57
Insurance	13	89	—		102
Internet Software & Services	11	—	—		11
Machinery	—	9	—		9
Media	15	99	—		114
Metals & Mining	10	42	—		52
Multi-Utilities	37	78	—		115
Multi-line Retail	—	3	—		3
Oil, Gas & Consumable Fuels	161	116	—		277
Paper & Forest Products	—	7	—		7
Personal Products	—	60	—		60
Pharmaceuticals	195	106	—		301
Professional Services	—	24	—		24
Real Estate Investment Trusts (REITs)	624	133	—		757
Real Estate Management & Development	19	60	—		79
Road & Rail	18	5	—		23
Semiconductors & Semiconductor Equipment	8	28	—	@	36
Software	9	27	—		36
Specialty Retail	—	38	—		38
Tech Hardware, Storage & Peripherals	16	—	—		16
Textiles, Apparel & Luxury Goods	5	46	—		51
Tobacco	—	25	—		25
Trading Companies & Distributors	—	10	—		10
Transportation Infrastructure	—	64	—		64
Water Utilities	14	13	—		27
Wireless Telecommunication Services	4	10	—		14
Total Common Stocks	1,391	2,378	—	@	3,769
Investment Companies	1,386	—	—		1,386
Call Options Purchased	—	7	—		7
Short-Term Investments
Investment Company	1,697	—	—		1,697
Sovereign	—	61	—		61
U.S. Treasury Securities	—	382	—		382
Total Short-Term Investments	1,697	443	—		2,140
Foreign Currency Forward Exchange Contracts	—	87	—		87
Futures Contracts	60	—	—		60
Credit Default Swap Agreements	—	5	—		5
Interest Rate Swap Agreements	—	33	—		33
Total Return Swap Agreements	—	11	—		11
Total Assets	4,534	10,901	—	@	15,435
Liabilities:
Call Options Written	(23)	(72)	—		(95)
Foreign Currency Forward Exchange Contracts	—	(92)	—		(92)
Futures Contracts	(106)	—	—		(106)
Credit Default Swap Agreement	—	(1)	—		(1)
Interest Rate Swap Agreements	—	(72)	—		(72)
Total Return Swap Agreements	—	(36)	—		(36)
Total Liabilities	(129)	(273)	—		(402)
Total	$4,405	$10,628	$—	@	$15,033

@	Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$—	@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—	@)
Realized gains (losses)	—
Ending Balance	$—	@

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	(—	@)

@	Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$20,325	$—	$—	$20,325
Air Freight & Logistics	7,196	—	—	7,196
Automobiles	69,177	—	—	69,177
Beverages	17,388	—	—	17,388
Biotechnology	13,697	—	—	13,697
Capital Markets	13,124	—	—	13,124
Communications Equipment	9,731	—	—	9,731
Consumer Finance	7,575	—	—	7,575
Diversified Financial Services	122,570	—	—	122,570
Food Products	56,899	—	—	56,899
Health Care Equipment & Supplies	103,079	—	—	103,079
Health Care Technology	80,500	—	—	80,500
Hotels, Restaurants & Leisure	81,161	—	—	81,161
Information Technology Services	52,247	—	—	52,247
Internet & Catalog Retail	6,593	9,055	—	15,648
Internet Software & Services	191,160	—	65,927	257,087
Life Sciences Tools & Services	77,959	—	—	77,959
Pharmaceuticals	52,293	—	—	52,293
Professional Services	83,054	—	—	83,054
Semiconductors & Semiconductor Equipment	10,049	—	—	10,049
Software	177,919	—	—	177,919
Tech Hardware, Storage & Peripherals	4,999	—	—	4,999
Textiles, Apparel & Luxury Goods	55,812	—	—	55,812
Trading Companies & Distributors	14,360	—	—	14,360
Total Common Stocks	1,328,867	9,055	65,927	1,403,849
Convertible Preferred Stock	—	—	4,432	4,432
Preferred Stocks	—	—	89,775	89,775
Call Option Purchased	—	397	—	397
Short-Term Investments
Investment Company	224,669	—	—	224,669
Repurchase Agreements	—	24,250	—	24,250
Total Short-Term Investments	224,669	24,250	—	248,919
Total Assets	$1,553,536	$33,702	$160,134	$1,747,372

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels. At June 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stocks (000)	Preferred Stocks (000)
Beginning Balance	$165,222	$7,132	$252,754
Purchases	—	—	—
Sales	(60,467)	—	(93,923)
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	(18,817)	—
Change in unrealized appreciation (depreciation)	(60,483)	16,117	(115,180)
Realized gains (losses)	21,655	—	46,124
Ending Balance	$65,927	$4,432	$89,775

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(32,335)	$(2,454)	$(53,683)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at June 30, 2016 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Internet & Catalog Retail
Preferred Stock	$47,778	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.6%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x	3.6x	2.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet Software & Services
Common Stock	$44,666	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
Convertible Preferred Stock	$4,432		Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.9x	16.2x	9.6x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Common Stock	$21,261	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.5x	14.4x	10.0x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$41,997	Market Transaction Method	Pending Precedent Transaction	$7.40	$7.40	$7.40	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.8x	14.8x	14.5x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$260	$—	$260
Agency Fixed Rate Mortgages	—	35,242	—	35,242
Asset-Backed Securities	—	11,108	—	11,108
Collateralized Mortgage Obligations - Agency Collateral Series	—	4,752	—	4,752
Commercial Mortgage-Backed Securities	—	13,119	—	13,119
Corporate Bonds	—	61,129	—	61,129
Mortgages - Other	—	16,152	—	16,152
Municipal Bonds	—	2,559	—	2,559
Sovereign	—	16,997	—	16,997
U.S. Treasury Securities	—	17,963	—	17,963
Total Fixed Income Securities	—	179,281	—	179,281
Short-Term Investments
Investment Company	29,659	—	—	29,659
U.S. Treasury Securities	—	1,487	—	1,487
Total Short-Term Investments	29,659	1,487	—	31,146
Foreign Currency Forward Exchange Contracts	—	329	—	329
Futures Contracts	1,039	—	—	1,039
Total Assets	30,698	181,097	—	211,795
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(667)	—	(667)
Futures Contracts	(437)	—	—	(437)
Credit Default Swap Agreements	—	(113)	—	(113)
Total Liabilities	(437)	(780)	—	(1,217)
Total	$30,261	$180,317	$—	$210,578

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$288	$—	$288
Corporate Bonds	—	34,883	—	34,883
Sovereign	—	202	—	202
U.S. Treasury Security	—	385	—	385
Variable Rate Senior Loan Interests	—	190	—	190
Total Fixed Income Securities	—	35,948	—	35,948
Short-Term Investments
Investment Company	3,659	—	—	3,659
U.S. Treasury Security	—	360	—	360
Total Short-Term Investments	3,659	360	—	4,019
Futures Contracts	71	—	—	71
Credit Default Swap Agreement	—	3	—	3
Total Assets	3,730	36,311	—	40,041
Liabilities:
Futures Contracts	(140)	—	—	(140)
Credit Default Swap Agreement	—	(8)	—	(8)
Total Liabilities	(140)	(8)	—	(148)
Total	$3,590	$36,303	$—	$39,893

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$112,801	$—	†	$112,801	†
Sovereign	—	1,106	—		1,106
Variable Rate Senior Loan Interests	—	5,290	—		5,290
Total Fixed Income Securities	—	119,197	—	†	119,197	†
Common Stocks
Auto Components	—	—	—	@	—	@
Semiconductors & Semiconductor Equipment	—	73	—		73
Total Common Stocks	—	73	—	@	73
Participation Note	—	—	—	†	—	†
Total Assets	$—	$119,270	$—	@†	$119,270	†

†	Includes one security which is valued at zero.
@	Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

High Yield	Corporate Bond (000)		Common Stock (000)		Participation Note (000)
Beginning Balance	$—	†	$—	@	$—	††
Purchases	—		—		—
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	—	@	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$—		$—		$—

†	Includes one security which is valued at zero.
††	Includes one security which was purchased at zero cost.
@	Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$7,505	$—	$7,505
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	652	—	652
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	2,707	—	2,707
Agency Fixed Rate Mortgages	—	9,988	—	9,988
Asset-Backed Securities	—	11,966	—	11,966
Collateralized Mortgage Obligations - Agency Collateral Series	—	9,045	—	9,045
Commercial Mortgage-Backed Securities	—	1,800	—	1,800
Corporate Bonds	—	97,306	—	97,306
Mortgages - Other	—	3,736	—	3,736
Sovereign	—	692	—	692
U.S. Agency Security	—	2,334	—	2,334
Total Fixed Income Securities	—	147,731	—	147,731
Short-Term Investments
Investment Company	2,151	—	—	2,151
U.S. Treasury Security	—	1,349	—	1,349
Total Short-Term Investments	2,151	1,349	—	3,500
Total Assets	2,151	149,080	—	151,231
Liabilities:
Futures Contracts	(790)	—	—	(790)
Total	$1,361	$149,080	$—	$150,441

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income Portfolio
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,235	$—	$1,235
Collateralized Mortgage Obligations - Agency Collateral Series	—	20	—	20
Commercial Mortgage-Backed Securities	—	366	—	366
Corporate Bonds	—	3,455	—	3,455
Mortgages - Other	—	1,086	—	1,086
Sovereign	—	1,877	—	1,877
U.S. Treasury Securities	—	274	—	274
Total Fixed Income Securities	—	8,313	—	8,313
Short-Term Investment
Investment Company	1,122	—	—	1,122
Foreign Currency Forward Exchange Contracts	—	30	—	30
Total Assets	1,122	8,343	—	9,465
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(67)	—	(67)
Futures Contracts	(119)	—	—	(119)
Credit Default Swap Agreements	—	(9)	—	(9)
Total Liabilities	(119)	(76)	—	(195)
Total	$1,003	$8,267	$—	$9,270

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Certificates of Deposit	$—	$12,000	$—	$12,000
Commercial Paper	—	53,362	—	53,362
Corporate Bonds	—	5,907	—	5,907
Floating Rate Notes	—	111,774	—	111,774
Repurchase Agreements	—	90,000	—	90,000
Total Assets	$—	$273,043	$—	$273,043

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2016